UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:

KRISTEN MILLAN

USAA MUTUAL FUNDS TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: DECEMBER 31

Date of Reporting Period: SEPTEMBER 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2018

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA EXTENDED MARKET INDEX FUND

SEPTEMBER 30, 2018

(Form N-Q)

48416-1118	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Extended Market Index Fund

September 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (99.3%)

COMMON STOCKS (99.3%)

Communication Services (4.8%)

Advertising (0.1%)

1,148	Boston Omaha Corp. "A"(a),(b)	$34
2,500	Cardlytics, Inc.(a)	63
5,624	Clear Channel Outdoor Holdings, Inc. "A"	33
5,921	comScore, Inc.(a)	108
4,083	Emerald Expositions Events, Inc.	67
4,661	Fluent, Inc.(a)	10
674	Harte-Hanks, Inc.(a)	5
5,246	Marchex, Inc. "B"	15
9,730	National CineMedia, Inc.	103
3,165	SPAR Group, Inc.(a)	3
2,802	TechTarget, Inc.(a)	54
		495

Alternative Carriers (0.3%)

1,147	Bandwidth, Inc. "A"(a)	62
6,834	Cogent Communications Holdings, Inc.	381
62,873	Globalstar, Inc.(a)	32
14,263	Iridium Communications, Inc.(a)	321
12,823	ORBCOMM, Inc.(a)	139
1,832	pdvWireless, Inc.(a)	62
33,009	Vonage Holdings Corp.(a)	467
31,870	Zayo Group Holdings, Inc.(a)	1,107
		2,571

Broadcasting (0.4%)

6,974	AMC Networks, Inc. "A"(a)	463
2,692	Beasley Broadcast Group, Inc. "A"	19
16,001	Central European Media Enterprises Ltd. "A"(a)	60
2,653	Emmis Communications Corp. "A"(a)	14
21,239	Entercom Communications Corp. "A"	168
10,513	Entravision Communications Corp. "A"	51
8,572	EW Scripps Co. "A"	141
11,894	Gray Television, Inc.(a)	208
2,349	Hemisphere Media Group, Inc.(a)	33
7,209	Nexstar Media Group, Inc. "A"	587
1,046	Saga Communications, Inc. "A"	38
12,177	Sinclair Broadcast Group, Inc. "A"	345
33,291	TEGNA, Inc.	398
12,078	Tribune Media Co. "A"	464
		2,989

Cable & Satellite (1.4%)

18,031	Altice USA, Inc. "A"	327
747	Cable One, Inc.	660
15,296	GCI Liberty, Inc. "A"(a)	780

1| USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

4,166	Liberty Broadband Corp. "A"(a)	$351
23,564	Liberty Broadband Corp. "C"(a)	1,986
31,738	Liberty Global plc "A"(a)	918
91,139	Liberty Global plc "C"(a)	2,567
6,706	Liberty Latin America Ltd. "A"(a)	140
17,478	Liberty Latin America Ltd. "C"(a)	361
13,183	Liberty Media Corp-Liberty SiriusXM "A"(a)	573
25,087	Liberty Media Corp-Liberty SiriusXM "C"(a)	1,090
1,784	Loral Space & Communications, Inc.(a)	81
9,903	MSG Networks, Inc. "A"(a)	256
200,342	Sirius XM Holdings, Inc.(b)	1,266
2,718	WideOpenWest, Inc.(a)	30
		11,386

Integrated Telecommunication Services (0.1%)

1,577	ATN International, Inc.	117
7,646	Cincinnati Bell, Inc.(a)	122
9,996	Consolidated Communications Holdings, Inc.	130
12,098	Frontier Communications Corp.	79
2,972	IDT Corp. "B"	16
2,194	Ooma, Inc.(a)	36
5,747	Windstream Holdings, Inc.(a)	28
		528

Interactive Home Entertainment (0.1%)

17,785	Glu Mobile, Inc.(a)	133
3,678	Rosetta Stone, Inc.(a)	73
116,227	Zynga, Inc. "A"(a)	466
		672

Interactive Media & Services (0.9%)

8,054	ANGI Homeservices, Inc. "A"(a)	189
2,014	AutoWeb, Inc.(a)	6
3,961	Care.com, Inc.(a)	88
4,314	Cargurus, Inc.(a)	240
9,876	Cars.com, Inc.(a)	273
8,680	DHI Group, Inc.(a)	18
65	EverQuote, Inc. "A"(a)	1
11,865	IAC/InterActiveCorp(a)	2,571
10,940	Liberty TripAdvisor Holdings, Inc. "A"(a)	162
8,004	Match Group, Inc.(a),(b)	463
13,832	Meet Group, Inc.(a)	68
7,427	QuinStreet, Inc.(a)	101
100,574	Snap, Inc. "A"(a),(b)	853
2,100	Travelzoo(a)	25
11,249	TrueCar, Inc.(a)	159
4,167	XO Group, Inc.(a)	144
11,606	Yelp, Inc.(a)	571
4,053	Zedge, Inc. "B"(a)	8
7,314	Zillow Group, Inc. "A"(a)	323
17,623	Zillow Group, Inc. "C"(a)	780
		7,043

Movies & Entertainment (0.7%)

9,009	AMC Entertainment Holdings, Inc. "A"	185
16,653	Cinemark Holdings, Inc.	669
7,875	Global Eagle Entertainment, Inc.(a)	22
1,620	Liberty Media Corp-Liberty Braves "A"(a)	44
6,324	Liberty Media Corp-Liberty Braves "C"(a)	172
3,415	Liberty Media Corp-Liberty Formula One "A"(a)	122
31,342	Liberty Media Corp-Liberty Formula One "C"(a)	1,166
8,480	Lions Gate Entertainment Corp. "A"	207
17,152	Lions Gate Entertainment Corp. "B"	400
20,839	Live Nation Entertainment, Inc.(a)	1,135

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

2,548	Madison Square Garden Co. "A"(a)	$803
3,067	Marcus Corp.	129
37,583	Pandora Media, Inc.(a)	357
2,601	Reading International, Inc. "A"(a)	41
6,514	World Wrestling Entertainment, Inc. "A"	630
		6,082

Publishing (0.2%)

3,599	AH Belo Corp. "A"	17
137	Daily Journal Corp.(a)	33
17,822	Gannett Co., Inc.	178
7,025	John Wiley & Sons, Inc. "A"	426
8,464	Lee Enterprises, Inc.(a)	22
1,090	McClatchy Co. "A"(a)	9
5,876	Meredith Corp.	300
9,733	New Media Investment Group, Inc.	153
19,643	New York Times Co. "A"	455
4,495	Scholastic Corp.	210
3,616	tronc, Inc.(a)	59
		1,862

Wireless Telecommunication Services (0.6%)

6,907	Boingo Wireless, Inc.(a)	241
8,869	Gogo, Inc.(a)	46
14,857	NII Holdings, Inc.(a)	87
7,479	Shenandoah Telecommunications Co.	290
3,740	Spok Holdings, Inc.	58
87,955	Sprint Corp.(a)	575
14,139	Telephone & Data Systems, Inc.	430
47,707	T-Mobile US, Inc.(a)	3,348
1,710	United States Cellular Corp.(a)	77
		5,152
	Total Communication Services	38,780

Consumer Discretionary (11.6%)

Apparel Retail (0.7%)

10,514	Abercrombie & Fitch Co. "A"	222
25,423	American Eagle Outfitters, Inc.	631
25,130	Ascena Retail Group, Inc.(a)	115
5,049	Boot Barn Holdings, Inc.(a)	143
3,973	Buckle, Inc.	91
10,358	Burlington Stores, Inc.(a)	1,687
6,897	Caleres, Inc.	247
3,894	Cato Corp. "A"	82
19,485	Chico's FAS, Inc.	169
2,520	Children's Place, Inc.	322
6,159	Christopher & Banks Corp.(a)	5
2,593	Citi Trends, Inc.	75
2,770	Destination Maternity Corp.(a)	13
8,559	Destination XL Group, Inc.(a)	21
10,498	DSW, Inc. "A"	356
12,371	Express, Inc.(a)	137
6,453	Francesca's Holdings Corp.(a)	24
3,006	Genesco, Inc.(a)	142
9,276	Guess?, Inc.	210
1,051	J. Jill, Inc.(a)	6
2,381	Shoe Carnival, Inc.	92
4,672	Stage Stores, Inc.	9
4,383	Stein Mart, Inc.(a)	10
7,130	Tailored Brands, Inc.	180
2,102	Tilly's, Inc. "A"	40
11,697	Urban Outfitters, Inc.(a)	478

3| USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

2,839	Zumiez, Inc.(a)	$75
		5,582

Apparel, Accessories & Luxury Goods (0.6%)

7,121	Carter's, Inc.	702
1,956	Cherokee, Inc.(a)	2
4,496	Columbia Sportswear Co.	418
2,823	Forward Industries, Inc.(a)	4
6,527	Fossil Group, Inc.(a)	152
6,412	G-III Apparel Group Ltd.(a)	309
9,546	Iconix Brand Group, Inc.(a)	3
2,101	Lakeland Industries, Inc.(a)	28
16,324	Lululemon Athletica, Inc.(a)	2,653
2,476	Movado Group, Inc.	104
2,562	Oxford Industries, Inc.	231
2,072	Perry Ellis International, Inc.(a)	57
7,426	Sequential Brands Group, Inc.(a)	12
1,222	Superior Group of Companies, Inc.	23
3,075	Vera Bradley, Inc.(a)	47
298	Vince Holding Corp.(a)	4
		4,749

Auto Parts & Equipment (1.1%)

13,361	Adient plc	525
15,871	American Axle & Manufacturing Holdings, Inc.(a)	277
13,503	Autoliv, Inc.	1,171
2,562	Cooper-Standard Holdings, Inc.(a)	307
21,805	Dana, Inc.	407
13,755	Delphi Technologies plc	431
4,690	Dorman Products, Inc.(a)	361
5,555	Fox Factory Holding Corp.(a)	389
41,213	Gentex Corp.	884
5,458	Gentherm, Inc.(a)	248
3,297	Horizon Global Corp.(a)	24
3,780	LCI Industries	313
10,030	Lear Corp.	1,454
7,896	Modine Manufacturing Co.(a)	118
2,943	Motorcar Parts of America, Inc.(a)	69
2,952	Standard Motor Products, Inc.	145
4,259	Stoneridge, Inc.(a)	127
573	Strattec Security Corp.	20
3,414	Superior Industries International, Inc.	58
7,895	Tenneco, Inc. "A"	333
3,363	Tower International, Inc.	102
13,503	Veoneer, Inc.(a)	744
4,477	Visteon Corp.(a)	416
4,073	VOXX International Corp.(a)	21
		8,944

Automobile Manufacturers (0.8%)

20,634	Tesla, Inc.(a),(b)	5,463
7,641	Thor Industries, Inc.	640
4,162	Winnebago Industries, Inc.	138
		6,241

Automotive Retail (0.3%)

1,386	America's Car-Mart, Inc.(a)	108
3,061	Asbury Automotive Group, Inc.(a)	210
9,193	AutoNation, Inc.(a)	382
4,597	Camping World Holdings, Inc. "A"(b)	98
4,962	Carvana Co.(a)	293
3,063	Group 1 Automotive, Inc.	199
3,754	Lithia Motors, Inc. "A"	307
5,194	Monro, Inc.	362

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

4,595	Murphy USA, Inc.(a)	$393
5,762	Penske Automotive Group, Inc.	273
4,134	Sonic Automotive, Inc. "A"	80
		2,705

Casinos & Gaming (0.9%)

12,688	Boyd Gaming Corp.	429
88,936	Caesars Entertainment Corp.(a)	912
6,355	Century Casinos, Inc.(a)	47
1,799	Churchill Downs, Inc.	500
6,916	Dover Downs Gaming & Entertainment, Inc.(a),(b)	20
9,671	Eldorado Resorts, Inc.(a)	470
827	Empire Resorts, Inc.(a)	8
8,160	Full House Resorts, Inc.(a)	23
1,026	Gaming Partners International Corp.	9
1,723	Golden Entertainment, Inc.(a)	41
56,345	Las Vegas Sands Corp.	3,343
2,088	Monarch Casino & Resort, Inc.(a)	95
12,929	Penn National Gaming, Inc.(a)	426
8,636	Pinnacle Entertainment, Inc.(a)	291
2,718	PlayAGS, Inc.(a)	80
10,925	Red Rock Resorts, Inc. "A"	291
8,615	Scientific Games Corp. "A"(a)	219
		7,204

Computer & Electronics Retail (0.1%)

3,781	Conn's, Inc.(a)	134
15,760	GameStop Corp. "A"(b)	240
7,864	Rent-A-Center, Inc.(a)	113
		487

Consumer Electronics (0.1%)

15,121	GoPro, Inc. "A"(a),(b)	109
6,611	Roku, Inc.(a)	483
1,515	Turtle Beach Corp.(a)	30
2,235	Universal Electronics, Inc.(a)	88
3,153	Vuzix Corp.(a)	21
4,990	ZAGG, Inc.(a)	73
		804

Department Stores (0.0%)

2,897	Dillard's, Inc. "A"(b)	221
46,484	JC Penney Co., Inc.(a),(b)	77
4,842	Sears Holdings Corp.(a)	5
		303

Distributors (0.2%)

7,129	Core-Mark Holding Co., Inc.	242
2,816	Funko, Inc. "A"(a)	67
6,188	Pool Corp.	1,032
1,357	Weyco Group, Inc.	48
		1,389

Education Services (0.5%)

9,173	Adtalem Global Education, Inc.(a)	442
2,731	American Public Education, Inc.(a)	90
2,758	Bridgepoint Education, Inc.(a)	28
8,979	Bright Horizons Family Solutions, Inc.(a)	1,058
4,720	Cambium Learning Group, Inc.(a)	56
10,687	Career Education Corp.(a)	160
15,317	Chegg, Inc.(a)	435
657	Graham Holdings Co. "B"	381
7,545	Grand Canyon Education, Inc.(a)	851

5| USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

15,421	Houghton Mifflin Harcourt Co.(a)	$108
5,636	K12, Inc.(a)	100
7,336	Laureate Education, Inc. "A"(a)	113
3,221	Strategic Education, Inc.	441
3,377	Universal Technical Institute, Inc.(a)	9
		4,272

Footwear (0.3%)

11,409	Crocs, Inc.(a)	243
4,611	Deckers Outdoor Corp.(a)	547
1,306	Rocky Brands, Inc.	37
20,773	Skechers U.S.A., Inc. "A"(a)	580
8,495	Steven Madden Ltd.	449
15,101	Wolverine World Wide, Inc.	590
		2,446

General Merchandise Stores (0.1%)

6,639	Big Lots, Inc.	277
4,994	Fred's, Inc. "A"	10
7,555	Ollie's Bargain Outlet Holdings, Inc.(a)	726
6,404	Tuesday Morning Corp.(a),(b)	21
		1,034

Home Furnishings (0.1%)

1,739	Bassett Furniture Industries, Inc.	37
2,900	Dixie Group, Inc.(a)	5
3,943	Ethan Allen Interiors, Inc.	82
1,215	Flexsteel Industries, Inc.	36
1,876	Hooker Furniture Corp.	63
7,437	La-Z-Boy, Inc.	235
7,002	Tempur Sealy International, Inc.(a)	370
		828

Home Improvement Retail (0.1%)

9,833	Floor & Decor Holdings, Inc. "A"(a)	297
4,057	Lumber Liquidators Holdings, Inc.(a)	63
5,605	Tile Shop Holdings, Inc.	40
		400

Homebuilding (0.6%)

2,544	AV Homes, Inc.(a)	51
5,712	Beazer Homes USA, Inc.(a)	60
1,393	Cavco Industries, Inc.(a)	352
3,342	Century Communities, Inc.(a)	88
1,729	Comstock Holding Companies, Inc.(a)	4
3,198	Green Brick Partners, Inc.(a)	32
21,351	Hovnanian Enterprises, Inc. "A"(a)	34
3,192	Installed Building Products, Inc.(a)	125
13,368	KB Home	320
2,808	LGI Homes, Inc.(a),(b)	133
4,013	M/I Homes, Inc.(a)	96
6,411	MDC Holdings, Inc.	190
5,844	Meritage Homes Corp.(a)	233
2,131	New Home Co., Inc.(a)	17
519	NVR, Inc.(a)	1,282
1,078	Skyline Champion Corp.	31
17,164	Taylor Morrison Home Corp. "A"(a)	310
20,822	Toll Brothers, Inc.	688
5,614	TopBuild Corp.(a)	319
23,803	TRI Pointe Group, Inc.(a)	295
4,111	William Lyon Homes "A"(a)	65
		4,725

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

Homefurnishing Retail (0.3%)

10,367	Aaron's, Inc.	$565
4,048	At Home Group, Inc.(a)	128
21,609	Bed Bath & Beyond, Inc.	324
3,228	Haverty Furniture Companies, Inc.	71
2,707	Kirkland's, Inc.(a)	27
12,905	Pier 1 Imports, Inc.	19
3,106	RH(a)	407
5,494	Sleep Number Corp.(a)	202
12,189	Williams-Sonoma, Inc.(b)	801
		2,544

Hotels, Resorts & Cruise Lines (0.6%)

10,905	BBX Capital Corp.	81
12,500	Belmond Ltd. "A"(a)	228
5,449	Choice Hotels International, Inc.	454
30,077	Extended Stay America, Inc.	608
15,509	Hilton Grand Vacations, Inc.(a)	513
6,658	Hyatt Hotels Corp. "A"	530
3,668	Lindblad Expeditions Holdings, Inc.(a)	54
6,269	Marriott Vacations Worldwide Corp.	701
8,176	Playa Hotels & Resorts N.V.(a)	79
5,052	Red Lion Hotels Corp.(a)	63
15,453	Wyndham Destinations, Inc.	670
15,453	Wyndham Hotels & Resorts, Inc.	859
		4,840

Household Appliances (0.1%)

1,598	Hamilton Beach Brands Holding Co. "A"	35
4,046	Helen of Troy Ltd.(a)	530
4,266	iRobot Corp.(a)	469
		1,034

Housewares & Specialties (0.0%)

1,461	CSS Industries, Inc.	21
3,627	Libbey, Inc.	32
2,050	Lifetime Brands, Inc.	22
7,915	Tupperware Brands Corp.	265
		340

Internet & Direct Marketing Retail (1.0%)

5,670	1-800-Flowers.com, Inc. "A"(a)	67
11,000	Blue Apron Holdings, Inc. "A"(a),(b)	19
1,333	Duluth Holdings, Inc. "B"(a)	42
17,454	Etsy, Inc.(a)	897
7,906	EVINE Live, Inc.(a)	9
3,190	FTD Companies, Inc.(a)	8
1,794	Gaia, Inc.(a)	28
60,701	Groupon, Inc.(a)	229
14,006	GrubHub, Inc.(a)	1,942
2,026	Lands' End, Inc.(a)	36
4,096	Leaf Group Ltd.(a)	41
8,378	Liberty Expedia Holdings, Inc. "A"(a)	394
4,477	Liquidity Services, Inc.(a)	28
4,434	Nutrisystem, Inc.	164
2,766	Overstock.com, Inc.(a)	77
3,455	PetMed Express, Inc.	114
11,904	Quotient Technology, Inc.(a)	185
69,091	Qurate Retail, Inc.(a)	1,534
4,264	Remark Holdings, Inc.(a)	14
5,172	Shutterfly, Inc.(a)	341
2,987	Shutterstock, Inc.	163
2,538	Stamps.com, Inc.(a)	574

7| USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

1,815	Stitch Fix, Inc. "A"(a)	$79
3,527	U.S. Auto Parts Network, Inc.(a)	5
8,861	Wayfair, Inc. "A"(a)	1,308
		8,298

Leisure Facilities (0.5%)

1,592	Dover Motorsports, Inc.	3
11,272	Drive Shack, Inc.(a)	67
3,864	International Speedway Corp. "A"	169
13,512	Planet Fitness, Inc. "A"(a)	730
1,637	RCI Hospitality Holdings, Inc.	49
9,937	SeaWorld Entertainment, Inc.(a)	312
10,995	Six Flags Entertainment Corp.	768
1,762	Speedway Motorsports, Inc.	32
5,154	Town Sports International Holdings, Inc.(a)	45
6,177	Vail Resorts, Inc.	1,695
		3,870

Leisure Products (0.4%)

5,197	Acushnet Holdings Corp.	143
8,805	American Outdoor Brands Corp.(a)	137
13,583	Brunswick Corp.	910
13,645	Callaway Golf Co.	331
4,738	Clarus Corp.	52
2,070	Escalade, Inc.	27
710	Johnson Outdoors, Inc. "A"	66
3,744	Malibu Boats, Inc. "A"(a)	205
1,493	Marine Products Corp.	34
2,500	MCBC Holdings, Inc.(a)	90
4,821	Nautilus, Inc.(a)	67
9,151	Polaris Industries, Inc.	924
2,841	Sturm Ruger & Co., Inc.	196
9,083	Vista Outdoor, Inc.(a)	163
		3,345

Restaurants (1.3%)

38,126	Aramark	1,640
18	Biglari Holdings, Inc. "A"(a)	17
187	Biglari Holdings, Inc. "B"(a)	34
3,131	BJ's Restaurants, Inc.	226
15,088	Bloomin' Brands, Inc.	299
1,669	Bojangles', Inc.(a)	26
6,290	Brinker International, Inc.(b)	294
6,109	Carrols Restaurant Group, Inc.(a)	89
6,609	Cheesecake Factory, Inc.	354
2,773	Chuy's Holdings, Inc.(a)	73
3,681	Cracker Barrel Old Country Store, Inc.(b)	541
6,045	Dave & Buster's Entertainment, Inc.	400
4,306	Del Frisco's Restaurant Group, Inc.(a)	36
6,237	Del Taco Restaurants, Inc.(a)	74
10,532	Denny's Corp.(a)	155
2,576	Dine Brands Global, Inc.	209
6,417	Domino's Pizza, Inc.	1,892
12,988	Dunkin' Brands Group, Inc.	957
3,382	El Pollo Loco Holdings, Inc.(a)	42
1,894	Famous Dave's of America, Inc.(a)	12
4,111	Fiesta Restaurant Group, Inc.(a)	110
2,486	Habit Restaurants, Inc. "A"(a)	40
4,126	J Alexander's Holdings, Inc.(a)	49
4,191	Jack in the Box, Inc.	351
5,639	Luby's, Inc.(a)	10
408	Nathan's Famous, Inc.	34
8,584	Noodles & Co.(a)	104
4,041	Papa John's International, Inc.(b)	207
4,799	Potbelly Corp.(a)	59

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

1,864	Red Robin Gourmet Burgers, Inc.(a)	$75
4,841	Ruth's Hospitality Group, Inc.	153
3,736	Shake Shack, Inc. "A"(a)	235
5,657	Sonic Corp.	245
10,098	Texas Roadhouse, Inc.	700
28,430	Wendy's Co.	487
4,245	Wingstop, Inc.	290
3,126	Zoe's Kitchen, Inc.(a)	40
		10,559

Specialized Consumer Services (0.4%)

2,129	Ascent Capital Group, Inc. "A"(a)	4
2,462	Carriage Services, Inc.	53
1,741	Collectors Universe, Inc.	26
5,786	Regis Corp.(a)	118
27,645	Service Corp. International	1,222
21,046	ServiceMaster Global Holdings, Inc.(a)	1,305
6,051	Sotheby's(a)	298
5,913	Weight Watchers International, Inc.(a)	426
		3,452

Specialty Stores (0.5%)

6,163	Barnes & Noble Education, Inc.(a)	35
8,898	Barnes & Noble, Inc.	52
2,684	Big 5 Sporting Goods Corp.(b)	14
2,727	Build-A-Bear Workshop, Inc.(a)	25
2,847	Container Store Group, Inc.(a)	32
11,751	Dick's Sporting Goods, Inc.	417
8,539	Five Below, Inc.(a)	1,111
10,229	GNC Holdings, Inc. "A"(a),(b)	42
3,484	Hibbett Sports, Inc.(a)	65
4,129	MarineMax, Inc.(a)	88
16,397	Michaels Companies, Inc.(a)	266
7,417	National Vision Holdings, Inc.(a)	335
84,454	Office Depot, Inc.	271
7,972	Party City Holdco, Inc.(a)	108
18,459	Sally Beauty Holdings, Inc.(a)	339
8,020	Signet Jewelers Ltd.	529
4,298	Sportsman's Warehouse Holdings, Inc.(a)	25
3,693	Vitamin Shoppe, Inc.(a)	37
437	Winmark Corp.	72
		3,863

Textiles (0.0%)

2,014	Culp, Inc.	49
2,485	Unifi, Inc.(a)	70
		119

Tires & Rubber (0.0%)

8,072 Cooper Tire & Rubber Co.	228
Total Consumer Discretionary	94,605

Consumer Staples (2.8%)

Agricultural Products (0.4%)

610	Alico, Inc.	21
21,925	Bunge Ltd.	1,506
26,203	Darling Ingredients, Inc.(a)	506
5,263	Fresh Del Monte Produce, Inc.	178
10,879	Ingredion, Inc.	1,142
2,404	Limoneira Co.	63
		3,416

9| USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

Brewers (0.1%)

1,326	Boston Beer Co., Inc. "A"(a)	$381
1,760	Craft Brew Alliance, Inc.(a)	29
		410

Distillers & Vintners (0.0%)

1,817	MGP Ingredients, Inc.	144
2,312	Willamette Valley Vineyards, Inc.(a)	18
		162

Drug Retail (0.0%)

169,282 Rite Aid Corp.(a),(b)	217

Food Distributors (0.3%)

3,787	Andersons, Inc.	143
3,358	Chefs' Warehouse, Inc.(a)	122
15,501	Performance Food Group Co.(a)	516
5,521	SpartanNash Co.	111
32,026	U.S. Foods Holding Corp.(a)	987
7,684	United Natural Foods, Inc.(a)	230
		2,109

Food Retail (0.2%)

5,613	Casey's General Stores, Inc.	725
2,303	Ingles Markets, Inc. "A"	79
4,080	Smart & Final Stores, Inc.(a)	23
19,601	Sprouts Farmers Market, Inc.(a)	537
5,901	SUPERVALU, Inc.(a)	190
1,095	Village Super Market, Inc. "A"	30
2,324	Weis Markets, Inc.	101
		1,685

Household Products (0.2%)

1,690	Central Garden & Pet Co.(a)	61
5,587	Central Garden & Pet Co. "A"(a)	185
9,047	Energizer Holdings, Inc.	531
1,129	Oil-Dri Corp. of America	43
1,530	Orchids Paper Products Co.(a)	5
7,135	Spectrum Brands Holdings, Inc.	533
2,068	WD-40 Co.	356
		1,714

Hypermarkets & Super Centers (0.0%)

4,855	BJ's Wholesale Club Holdings, Inc.(a)	130
3,440	PriceSmart, Inc.	278
		408

Miscellaneous (0.0%)

4,100 HQ Sustainable Maritime Industries, Inc.(a),(c),(d)—

Packaged Foods & Meats (1.0%)

10,478	B&G Foods, Inc.(b)	288
2,423	Calavo Growers, Inc.	234
4,515	Cal-Maine Foods, Inc.	218
13,709	Dean Foods Co.	97
1,660	Farmer Brothers Co.(a)	44
28,126	Flowers Foods, Inc.	525
3,781	Freshpet, Inc.(a)	139
13,796	Hain Celestial Group, Inc.(a)	374
13,475	Hostess Brands, Inc.(a)	149
2,381	J&J Snack Foods Corp.	359
1,422	John B Sanfilippo & Son, Inc.	102

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

22,551	Lamb Weston Holdings, Inc.	$1,502
2,973	Lancaster Colony Corp.	444
4,881	Landec Corp.(a)	70
1,804	Lifeway Foods, Inc.(a)	5
9,086	Pilgrim's Pride Corp.(a)	164
18,258	Pinnacle Foods, Inc.	1,183
10,214	Post Holdings, Inc.(a)	1,001
2,724	Rocky Mountain Chocolate Factory, Inc.	28
2,996	Sanderson Farms, Inc.	310
38	Seaboard Corp.	141
1,343	Seneca Foods Corp. "A"(a)	45
7,497	Simply Good Foods Co.(a)	146
2,862	Tootsie Roll Industries, Inc.(b)	84
9,028	TreeHouse Foods, Inc.(a)	432
		8,084

Personal Products (0.4%)

65,408	Avon Products, Inc.(a)	144
8,298	Edgewell Personal Care Co.(a)	384
3,912	elf Beauty, Inc.(a)	50
16,193	Herbalife Nutrition Ltd.(a)	883
2,513	Inter Parfums, Inc.	162
3,491	Lifevantage Corp.(a)	38
644	Mannatech, Inc.	13
1,774	Medifast, Inc.	393
1,354	Natural Health Trends Corp.	32
8,511	Nu Skin Enterprises, Inc. "A"	702
59	Reliv International, Inc.(a)	—
1,899	Revlon, Inc. "A"(a),(b)	42
1,916	USANA Health Sciences, Inc.(a)	231
		3,074

Soft Drinks (0.1%)

720	Coca-Cola Bottling Co. Consolidated	131
27,732	Keurig Dr Pepper, Inc.	643
1,810	National Beverage Corp.(a)	211
2,290	New Age Beverages Corp.(a)	12
4,659	Primo Water Corp.(a)	84
		1,081

Tobacco (0.1%)

10,809	22nd Century Group, Inc.(a),(b)	30
1,357	Pyxus International, Inc.(a)	31
1,708	Turning Point Brands, Inc.	71
4,150	Universal Corp.	270
18,009	Vector Group Ltd.	248
		650
	Total Consumer Staples	23,010

Energy (4.6%)

Coal & Consumable Fuels (0.1%)

3,168	Arch Coal, Inc. "A"	283
9,192	Cloud Peak Energy, Inc.(a)	21
4,032	CONSOL Energy, Inc.(a)	165
1,809	Hallador Energy Co.	11
799	NACCO Industries, Inc. "A"	26
12,797	Peabody Energy Corp.	456
19,733	Uranium Energy Corp.(a)	34
		996

Oil & Gas Drilling (0.4%)

9,726	Diamond Offshore Drilling, Inc.(a),(b)	195
66,458	Ensco plc "A"	561

11 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

6,135	Independence Contract Drilling, Inc.(a)	$30
52,329	Nabors Industries Ltd.	322
36,851	Noble Corp. plc(a)	259
1,315	Parker Drilling Co.(a)	4
33,751	Patterson-UTI Energy, Inc.	578
13,617	Pioneer Energy Services Corp.(a)	40
18,906	Rowan Companies plc "A"(a)	356
65,894	Transocean Ltd.(a)	919
8,312	Unit Corp.(a)	217
		3,481

Oil & Gas Equipment & Services (0.9%)

11,713	Apergy Corp.(a)	510
21,300	Archrock, Inc.	260
3,146	Basic Energy Services, Inc.(a)	31
5,197	Bristow Group, Inc.(a)	63
10,271	C&J Energy Services, Inc.(a)	214
6,500	Cactus, Inc. "A"(a)	249
2,969	CARBO Ceramics, Inc.(a)	22
6,788	Core Laboratories N.V.	786
4,745	Covia Holdings Corp.(a)	43
5,573	Dawson Geophysical Co.(a)	34
6,059	Dril-Quip, Inc.(a)	317
2,473	Era Group, Inc.(a)	31
5,172	Exterran Corp.(a)	137
11,673	Forum Energy Technologies, Inc.(a)	121
9,047	Frank's International N.V.	79
2,700	FTS International, Inc.(a)	32
2,032	Geospace Technologies Corp.(a)	28
2,513	Gulf Island Fabrication, Inc.	25
22,690	Helix Energy Solutions Group, Inc.(a)	224
5,026	Hornbeck Offshore Services, Inc.(a)	30
1,418	ION Geophysical Corp.(a)	22
7,874	Keane Group, Inc.(a)	97
2,315	Key Energy Services, Inc.(a)	26
3,157	KLX Energy Services Holdings, Inc.(a)	101
5,119	Liberty Oilfield Services, Inc. "A"	110
1,425	Mammoth Energy Services, Inc.	41
4,118	Matrix Service Co.(a)	101
28,929	McDermott International, Inc.(a)	533
4,047	Mitcham Industries, Inc.(a)	17
2,187	Natural Gas Services Group, Inc.(a)	46
2,191	NCS Multistage Holdings, Inc.(a)	36
13,319	Newpark Resources, Inc.(a)	138
2,240	Nine Energy Service, Inc.(a)	68
14,799	Oceaneering International, Inc.	408
9,156	Oil States International, Inc.(a)	304
1,452	PHI, Inc.(a)	14
12,484	ProPetro Holding Corp.(a)	206
2,435	RigNet, Inc.(a)	50
9,161	RPC, Inc.	142
2,530	SEACOR Holdings, Inc.(a)	125
2,543	SEACOR Marine Holdings, Inc.(a)	58
7,949	Select Energy Services, Inc. "A"(a)	94
2,218	Smart Sand, Inc.(a)	9
2,914	Solaris Oilfield Infrastructure, Inc. "A"(a)	55
22,991	Superior Energy Services, Inc.(a)	224
7,207	Synthesis Energy Systems, Inc.(a)	17
23,714	TETRA Technologies, Inc.(a)	107
3,661	Tidewater, Inc.(a)	114
12,423	U.S. Silica Holdings, Inc.	234
158,970	Weatherford International plc(a)	431
		7,164

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)

Oil & Gas Exploration & Production (2.3%)

26,599	Abraxas Petroleum Corp.(a)	$62
14,400	Alta Mesa Resources, Inc.(a)	60
32,796	Antero Resources Corp.(a)	581
5,719	Approach Resources, Inc.(a),(b)	13
4,904	Barnwell Industries, Inc.(a)	9
2,487	Berry Petroleum Corp.	44
2,943	Bonanza Creek Energy, Inc.(a)	88
6,858	California Resources Corp.(a)	333
36,839	Callon Petroleum Co.(a)	442
13,124	Carrizo Oil & Gas, Inc.(a)	331
28,543	Centennial Resource Development, Inc. "A"(a)	624
4,274	Chaparral Energy, Inc. "A"(a)	75
143,316	Chesapeake Energy Corp.(a)	644
31,992	CNX Resources Corp.(a)	458
4,568	Contango Oil & Gas Co.(a)	28
13,216	Continental Resources, Inc.(a)	902
68,813	Denbury Resources, Inc.(a)	427
15,103	Diamondback Energy, Inc.	2,042
5,174	Earthstone Energy, Inc. "A"(a)	49
13,713	Eclipse Resources Corp.(a)	16
12,654	Energen Corp.(a)	1,090
6,570	Energy XXI Gulf Coast, Inc.(a)	55
8,656	EP Energy Corp. "A"(a)	20
4,825	Evolution Petroleum Corp.	53
17,844	Extraction Oil & Gas, Inc.(a)	201
25,889	Gulfport Energy Corp.(a)	270
22,003	Halcon Resources Corp.(a)	98
537	Harvest Natural Resources, Inc.(a),(c),(d)	—
16,900	HighPoint Resources Corp.(a)	82
5,104	Houston American Energy Corp.(a)	1
299	Isramco, Inc.(a)	37
8,756	Jagged Peak Energy, Inc.(a),(b)	121
546	Jones Energy, Inc. "A"(a)	3
35,154	Kosmos Energy Ltd.(a)	329
21,343	Laredo Petroleum, Inc.(a)	174
9,585	Lilis Energy, Inc.(a)	47
5,226	Lonestar Resources U.S., Inc. "A"(a)	41
9,995	Magnolia Oil & Gas Corp.(a)	150
15,618	Matador Resources Co.(a)	516
3,505	Midstates Petroleum Co., Inc.(a)	31
25,471	Murphy Oil Corp.	849
26,973	Northern Oil and Gas, Inc.(a)	108
40,499	Oasis Petroleum, Inc.(a)	574
3,182	Panhandle Oil and Gas, Inc. "A"	59
40,727	Parsley Energy, Inc. "A"(a)	1,191
10,482	PDC Energy, Inc.(a)	513
2,039	Penn Virginia Corp.(a)	164
36,814	QEP Resources, Inc.(a)	417
31,918	Range Resources Corp.	542
3,759	Resolute Energy Corp.(a),(b)	142
8,085	Ring Energy, Inc.(a)	80
8,884	Sanchez Energy Corp.(a),(b)	20
5,487	SandRidge Energy, Inc.(a)	60
1,592	SilverBow Resources, Inc.(a)	42
15,834	SM Energy Co.	499
87,220	Southwestern Energy Co.(a)	446
36,861	SRC Energy, Inc.(a)	328
2,765	Talos Energy, Inc.(a)	91
16,575	Tellurian, Inc.(a),(b)	149
15,877	Torchlight Energy Resources, Inc.(a)	15
30,594	Ultra Petroleum Corp.(a),(b)	34
10,701	VAALCO Energy, Inc.(a)	29
16,320	W&T Offshore, Inc.(a)	157
13,888	Whiting Petroleum Corp.(a)	737

13 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

3,979	WildHorse Resource Development Corp.(a)	$94
60,467	WPX Energy, Inc.(a)	1,217
9,032	Zion Oil & Gas, Inc.(a)	12
		19,116

Oil & Gas Refining & Marketing (0.3%)

460	Adams Resources & Energy, Inc.	20
3,787	Aemetis, Inc.(a)	4
4,745	Amyris, Inc.(a)	38
15,034	Clean Energy Fuels Corp.(a)	39
4,506	CVR Energy, Inc.	181
11,601	Delek U.S. Holdings, Inc.	492
5,207	Green Plains, Inc.	90
6,461	Pacific Ethanol, Inc.(a)	12
4,280	Par Pacific Holdings, Inc.(a)	87
18,364	PBF Energy, Inc. "A"	917
5,292	Renewable Energy Group, Inc.(a)	152
921	REX American Resources Corp.(a)	70
10,630	World Fuel Services Corp.	294
		2,396

Oil & Gas Storage & Transportation (0.6%)

33,475	Cheniere Energy, Inc.(a)	2,326
4,352	Dorian LPG Ltd.(a)	35
4,889	International Seaways, Inc.(a)	98
5,813	Overseas Shipholding Group, Inc. "A"(a)	18
10,186	SemGroup Corp. "A"	224
34,606	Targa Resources Corp.	1,949
		4,650
	Total Energy	37,803

Financials (16.2%)

Asset Management & Custody Banks (0.9%)

4,113	Arlington Asset Investment Corp. "A"	38
8,027	Artisan Partners Asset Management, Inc. "A"	260
394	Ashford, Inc.(a)	30
805	Associated Capital Group, Inc. "A"	34
7,750	Blucora, Inc.(a)	312
3,036	Cohen & Steers, Inc.	123
522	Diamond Hill Investment Group, Inc.	86
18,107	Eaton Vance Corp.	952
14,961	Federated Investors, Inc. "B"	361
2,420	Focus Financial Partners, Inc. "A"(a)	115
805	GAMCO Investors, Inc. "A"	19
4,587	Great Elm Capital Group, Inc.(a)	15
2,610	Hamilton Lane, Inc. "A"	116
25,865	Janus Henderson Group plc	697
78,944	KKR & Co., Inc. "A"	2,153
13,239	Legg Mason, Inc.	413
3,173	Pzena Investment Management, Inc. "A"	30
4,085	Safeguard Scientifics, Inc.(a)	38
20,493	SEI Investments Co.	1,252
4,302	U.S. Global Investors, Inc. "A"	7
1,800	Victory Capital Holdings, Inc. "A"(a)	17
1,153	Virtus Investment Partners, Inc.	131
12,521	Waddell & Reed Financial, Inc. "A"	265
1,466	Westwood Holdings Group, Inc.	76
17,278	WisdomTree Investments, Inc.	147
		7,687

Consumer Finance (0.9%)

64,709	Ally Financial, Inc.	1,711
1,501	Asta Funding, Inc.	6

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)

251	Atlanticus Holdings Corp.(a)	$1
5,716	Consumer Portfolio Services, Inc.(a)	21
1,948	Credit Acceptance Corp.(a)	853
1,905	Curo Group Holdings Corp.(a)	58
3,609	Elevate Credit, Inc.(a)	29
3,846	Encore Capital Group, Inc.(a)	138
4,701	Enova International, Inc.(a)	135
8,094	EZCORP, Inc. "A"(a)	87
6,804	FirstCash, Inc.	558
7,093	Green Dot Corp. "A"(a)	630
58,525	LendingClub Corp.(a)	227
36,259	Navient Corp.	489
2,846	Nelnet, Inc. "A"	163
11,075	OneMain Holdings, Inc.(a)	372
7,260	PRA Group, Inc.(a)	261
1,727	Regional Management Corp.(a)	50
17,383	Santander Consumer USA Holdings, Inc.	348
67,458	SLM Corp.(a)	752
1,064	World Acceptance Corp.(a)	122
		7,011

Financial Exchanges & Data (0.4%)

5,132	Donnelley Financial Solutions, Inc.(a)	92
5,877	FactSet Research Systems, Inc.	1,315
5,863	MarketAxess Holdings, Inc.	1,046
2,851	Morningstar, Inc.	359
16,585	TheStreet, Inc.(a)	36
906	Value Line, Inc.	23
		2,871

Insurance Brokers (0.2%)

35,892	Brown & Brown, Inc.	1,061
3,693	Crawford & Co. "B"	34
2,920	eHealth, Inc.(a)	83
742	Goosehead Insurance, Inc. "A"(a)	25
2,459	Health Insurance Innovations, Inc. "A"(a)	152
		1,355

Investment Banking & Brokerage (1.0%)

3,079	B. Riley Financial, Inc.	70
40,061	BGC Partners, Inc. "A"	474
4,324	Cowen, Inc.(a)	70
6,350	Evercore, Inc. "A"	638
3,488	GAIN Capital Holdings, Inc.	23
4,276	Greenhill & Co., Inc.	113
5,248	Houlihan Lokey, Inc.	236
11,521	Interactive Brokers Group, Inc. "A"	637
2,537	INTL. FCStone, Inc.(a)	123
5,189	Investment Technology Group, Inc.	112
20,288	Ladenburg Thalmann Financial Services, Inc.	55
20,140	Lazard Ltd. "A"	969
13,493	LPL Financial Holdings, Inc.	870
7,330	Moelis & Co. "A"	402
1,705	Oppenheimer Holdings, Inc. "A"	54
2,366	Piper Jaffray Companies	181
2,864	PJT Partners, Inc. "A"	150
11,050	Stifel Financial Corp.	566
41,729	TD Ameritrade Holding Corp.	2,205
9,943	Virtu Financial, Inc. "A"	203
		8,151

Life & Health Insurance (0.5%)

13,679	American Equity Investment Life Holding Co.	484
19,658	Athene Holding Ltd. "A"(a)	1,016

15 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

8,213	Citizens, Inc.(a),(b)	$69
25,239	CNO Financial Group, Inc.	536
1,787	FBL Financial Group, Inc. "A"	134
81,462	Genworth Financial, Inc. "A"(a)	340
1,003	Independence Holding Co.	36
376	National Western Life Group, Inc. "A"	120
6,607	Primerica, Inc.	796
3,225	Trupanion, Inc.(a)	115
		3,646

Multi-Line Insurance (0.2%)

10,959	American Financial Group, Inc.	1,216
1,402	American National Insurance Co.	182
2,927	Atlantic American Corp.	7
6,108	Horace Mann Educators Corp.	274
9,620	National General Holdings Corp.	258
		1,937

Multi-Sector Holdings (0.0%)

10,622 Cannae Holdings, Inc.(a)	222

Other Diversified Financial Services (0.2%)

20,663	AXA Equitable Holdings, Inc.	443
23,700	FGL Holdings(a)	212
24,633	Voya Financial, Inc.	1,224
		1,879

Property & Casualty Insurance (2.3%)

6,380	Ambac Financial Group, Inc.(a)	130
3,104	AMERISAFE, Inc.	192
14,768	AmTrust Financial Services, Inc.	214
62,096	Arch Capital Group Ltd.(a)	1,851
5,252	Argo Group International Holdings Ltd.	331
9,432	Aspen Insurance Holdings Ltd.	394
16,653	Assured Guaranty Ltd.	703
12,768	Axis Capital Holdings Ltd.	737
4,047	CNA Financial Corp.	185
2,337	Donegal Group, Inc. "A"	33
1,652	EMC Insurance Group, Inc.	41
5,205	Employers Holdings, Inc.	236
3,061	Erie Indemnity Co. "A"	390
2,537	FedNat Holding Co.	65
42,373	Fidelity National Financial, Inc.	1,667
17,443	First American Financial Corp.	900
1,701	Global Indemnity Ltd.	64
6,516	Hanover Insurance Group, Inc.	804
1,768	HCI Group, Inc.	77
4,282	Heritage Insurance Holdings, Inc.	64
214	Investors Title Co.	36
5,148	James River Group Holdings Ltd.	219
9,575	Kemper Corp.	770
1,272	Kingstone Companies, Inc.	24
2,771	Kinsale Capital Group, Inc.	177
2,125	Markel Corp.(a)	2,526
15,602	MBIA, Inc.(a)	167
4,216	Mercury General Corp.	212
3,594	Navigators Group, Inc.	248
1,366	NI Holdings, Inc.(a)	23
42,462	Old Republic International Corp.	950
7,994	ProAssurance Corp.	375
2,261	Protective Insurance Corp. "B"	52
6,231	RLI Corp.	490
2,336	Safety Insurance Group, Inc.	209
9,298	Selective Insurance Group, Inc.	590

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)

2,450	State Auto Financial Corp.	$75
3,587	Stewart Information Services Corp.	162
2,551	Tiptree, Inc.	17
3,306	United Fire Group, Inc.	168
3,080	United Insurance Holdings Corp.	69
4,997	Universal Insurance Holdings, Inc.	243
466	White Mountains Insurance Group Ltd.	436
14,761	WR Berkley Corp.	1,180
		18,496

Regional Banks (6.7%)

2,766	1st Source Corp.	146
2,130	Access National Corp.	58
841	ACNB Corp.	31
2,075	Allegiance Bancshares, Inc.(a)	87
1,447	American National Bankshares, Inc.	56
6,026	Ameris Bancorp	275
2,125	Ames National Corp.	58
1,808	Arrow Financial Corp.	67
26,263	Associated Banc-Corp	683
4,653	Atlantic Capital Bancshares, Inc.(a)	78
7,769	Banc of California, Inc.	147
2,708	BancFirst Corp.	162
2,345	Bancorp of New Jersey, Inc.	40
9,211	Bancorp, Inc.(a)	88
12,804	BancorpSouth Bank	419
2,129	Bank of Commerce Holdings	26
6,623	Bank of Hawaii Corp.	523
926	Bank of Marin Bancorp	78
794	Bank of Princeton(a)	24
18,890	Bank OZK	717
16,457	BankUnited, Inc.	583
866	Bankwell Financial Group, Inc.	27
4,783	Banner Corp.	297
2,588	Bar Harbor Bankshares	74
3,436	BCB Bancorp, Inc.	48
5,465	Berkshire Hills Bancorp, Inc.	222
4,488	Blue Hills Bancorp, Inc.	108
3,791	BOK Financial Corp.	369
12,591	Boston Private Financial Holdings, Inc.	172
3,096	Bridge Bancorp, Inc.	103
11,463	Brookline Bancorp, Inc.	191
2,983	Bryn Mawr Bank Corp.	140
1,702	Business First Bancshares, Inc.	45
2,432	Byline Bancorp, Inc.(a)	55
452	C&F Financial Corp.	27
12,630	Cadence BanCorp	330
506	Cambridge Bancorp	46
2,080	Camden National Corp.	90
2,343	Capital City Bank Group, Inc.	55
1,129	Capstar Financial Holdings, Inc.	19
2,748	Carolina Financial Corp.	104
12,024	Cathay General Bancorp	498
2,427	CBTX, Inc.	86
11,439	CenterState Bank Corp.	321
4,919	Central Pacific Financial Corp.	130
1,418	Central Valley Community Bancorp	31
547	Century Bancorp, Inc. "A"	40
10,846	Chemical Financial Corp.	579
529	Chemung Financial Corp.	22
17,365	CIT Group, Inc.	896
2,833	Citizens & Northern Corp.	74
2,469	City Holding Co.	190
1,968	Civista Bancshares, Inc.	47
2,894	CNB Financial Corp.	84

17 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

6,271	CoBiz Financial, Inc.	$139
1,237	Codorus Valley Bancorp, Inc.	39
463	Colony Bankcorp, Inc.	8
11,464	Columbia Banking System, Inc.	444
14,553	Commerce Bancshares, Inc.	961
7,777	Community Bank System, Inc.	475
3,073	Community Bankers Trust Corp.(a)	27
629	Community Financial Corp.	21
2,821	Community Trust Bancorp, Inc.	131
4,852	ConnectOne Bancorp, Inc.	115
771	County Bancorp, Inc.	19
9,605	Cullen/Frost Bankers, Inc.	1,003
4,665	Customers Bancorp, Inc.(a)	110
15,723	CVB Financial Corp.	351
4,741	Eagle Bancorp, Inc.(a)	240
22,470	East West Bancorp, Inc.	1,357
1,672	Enterprise Bancorp, Inc.	57
3,316	Enterprise Financial Services Corp.	176
1,761	Equity Bancshares, Inc. "A"(a)	69
666	Evans Bancorp, Inc.	31
1,226	Farmers & Merchants Bancorp, Inc.	52
3,624	Farmers National Banc Corp.	55
2,142	FB Financial Corp.	84
7,651	FCB Financial Holdings, Inc. "A"(a)	363
3,947	Fidelity Southern Corp.	98
2,741	Financial Institutions, Inc.	86
4,500	First Bancorp	182
30,332	First BanCorp(a)	276
2,552	First Bancorp, Inc.	74
1,274	First Bancshares, Inc.	50
1,775	First Bank	23
6,358	First Busey Corp.	197
1,147	First Business Financial Services, Inc.	27
1,983	First Choice Bancorp	54
1,356	First Citizens BancShares, Inc. "A"	613
16,472	First Commonwealth Financial Corp.	266
3,087	First Community Bancshares, Inc.	105
1,590	First Community Corp.	38
3,182	First Connecticut Bancorp, Inc.	94
15,366	First Financial Bancorp	456
10,240	First Financial Bankshares, Inc.	605
2,125	First Financial Corp.	107
2,323	First Financial Northwest, Inc.	38
5,061	First Foundation, Inc.(a)	79
484	First Guaranty Bancshares, Inc.	12
13,884	First Hawaiian, Inc.	377
50,252	First Horizon National Corp.	867
1,101	First Internet Bancorp	34
5,730	First Interstate BancSystem, Inc. "A"	257
7,376	First Merchants Corp.	332
1,269	First Mid-Illinois Bancshares, Inc.	51
15,829	First Midwest Bancorp, Inc.	421
1,641	First Northwest Bancorp(a)	25
4,315	First of Long Island Corp.	94
24,756	First Republic Bank	2,377
1,412	First United Corp.	27
4,602	Flushing Financial Corp.	112
49,170	FNB Corp.	625
2,306	Franklin Financial Network, Inc.(a)	90
26,985	Fulton Financial Corp.	449
3,628	German American Bancorp, Inc.	128
12,854	Glacier Bancorp, Inc.	554
2,007	Great Southern Bancorp, Inc.	111
9,153	Great Western Bancorp, Inc.	386
3,427	Green Bancorp, Inc.	76
4,287	Guaranty Bancorp	127

Portfolio of Investments | 18

		Market
Number		Value
of Shares	Security	(000)

1,322	Guaranty Bancshares, Inc.	$40
13,077	Hancock Whitney Corp.	622
5,135	Hanmi Financial Corp.	128
6,258	HarborOne Bancorp, Inc.(a)	120
4,509	Heartland Financial USA, Inc.	262
5,501	Heritage Commerce Corp.	82
4,642	Heritage Financial Corp.	163
12,181	Hilltop Holdings, Inc.	246
25,070	Home BancShares, Inc.	549
3,223	HomeTrust Bancshares, Inc.(a)	94
19,879	Hope Bancorp, Inc.	321
5,895	Horizon Bancorp, Inc.	116
1,208	Howard Bancorp, Inc.(a)	21
8,635	IBERIABANK Corp.	702
4,331	Independent Bank Corp.	358
4,221	Independent Bank Corp.	100
3,408	Independent Bank Group, Inc.	226
8,860	International Bancshares Corp.	399
1,219	Investar Holding Corp.	33
37,484	Investors Bancorp, Inc.	460
6,993	Lakeland Bancorp, Inc.	126
4,198	Lakeland Financial Corp.	195
1,228	LCNB Corp.	23
6,540	LegacyTexas Financial Group, Inc.	279
1,229	Limestone Bancorp, Inc.(a)	19
4,074	Live Oak Bancshares, Inc.	109
6,531	Macatawa Bank Corp.	76
2,452	Mackinac Financial Corp.	40
12,919	MB Financial, Inc.	596
3,026	MBT Financial Corp.	34
3,191	Mercantile Bank Corp.	106
507	Metropolitan Bank Holding Corp.(a)	21
1,274	Mid Penn Bancorp, Inc.	37
463	Middlefield Banc Corp.	22
2,571	Midland States Bancorp, Inc.	83
2,061	MidSouth Bancorp, Inc.	32
1,932	MidWestOne Financial Group, Inc.	64
1,697	MutualFirst Financial, Inc.	63
4,215	National Bank Holdings Corp. "A"	159
1,700	National Bankshares, Inc.	77
1,938	National Commerce Corp.(a)	80
6,847	NBT Bancorp, Inc.	263
1,114	Nicolet Bankshares, Inc.(a)	61
1,140	Northeast Bancorp	25
1,757	Northrim BanCorp, Inc.	73
1,137	Norwood Financial Corp.	45
501	Oak Valley Bancorp	10
7,031	OFG Bancorp	114
1,099	Ohio Valley Banc Corp.	40
2,329	Old Line Bancshares, Inc.	74
22,847	Old National Bancorp	441
4,887	Old Second Bancorp, Inc.	76
3,144	Opus Bank	86
1,530	Origin Bancorp, Inc.	58
2,093	Orrstown Financial Services, Inc.	50
6,184	Pacific Premier Bancorp, Inc.(a)	230
18,773	PacWest Bancorp	895
2,061	Park National Corp.	218
1,216	Parke Bancorp, Inc.	27
2,519	Peapack Gladstone Financial Corp.	78
1,023	Penns Woods Bancorp, Inc.	44
1,646	Peoples Bancorp of North Carolina, Inc.	47
3,210	Peoples Bancorp, Inc.	112
947	Peoples Financial Services Corp.	40
2,781	People's Utah Bancorp	94
11,585	Pinnacle Financial Partners, Inc.	697

19 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

15,935	Popular, Inc.	$817
2,333	Preferred Bank	136
1,118	Premier Financial Bancorp, Inc.	21
10,183	Prosperity Bancshares, Inc.	706
2,381	QCR Holdings, Inc.	97
1,574	RBB Bancorp	39
600	Reliant Bancorp, Inc.	15
6,817	Renasant Corp.	281
1,667	Republic Bancorp, Inc. "A"	77
9,649	Republic First Bancorp, Inc.(a)	69
5,620	S&T Bancorp, Inc.	244
5,313	Sandy Spring Bancorp, Inc.	209
807	SB One Bancorp	20
7,343	Seacoast Banking Corp. of Florida(a)	214
7,126	ServisFirst Bancshares, Inc.	279
2,306	Shore Bancshares, Inc.	41
2,508	Sierra Bancorp	72
8,345	Signature Bank	958
13,788	Simmons First National Corp. "A"	406
1,070	SmartFinancial, Inc.(a)	25
5,792	South State Corp.	475
932	Southern First Bancshares, Inc.(a)	37
3,026	Southern National Bancorp of Virginia, Inc.	49
4,206	Southside Bancshares, Inc.	146
5,894	State Bank Financial Corp.	178
34,986	Sterling Bancorp	770
3,828	Stock Yards Bancorp, Inc.	139
2,289	Summit Financial Group, Inc.	53
17,974	Synovus Financial Corp.	823
25,707	TCF Financial Corp.	612
7,746	Texas Capital Bancshares, Inc.(a)	640
2,027	Tompkins Financial Corp.	165
9,809	Towne Bank	303
4,037	TriCo Bancshares	156
3,072	TriState Capital Holdings, Inc.(a)	85
4,276	Triumph Bancorp, Inc.(a)	163
10,227	Trustmark Corp.	344
1,279	Two River Bancorp	22
6,940	UMB Financial Corp.	492
34,570	Umpqua Holdings Corp.	719
8,439	Union Bankshares Corp.	325
503	Union Bankshares, Inc.	27
1,255	United Bancorp, Inc.	16
16,539	United Bankshares, Inc.	601
11,340	United Community Banks, Inc.	316
4,213	United Security Bancshares	47
1,064	Unity Bancorp, Inc.	24
4,547	Univest Corp. of Pennsylvania	120
49,026	Valley National Bancorp	552
2,762	Veritex Holdings, Inc.(a)	78
2,472	Washington Trust Bancorp, Inc.	137
14,117	Webster Financial Corp.	832
8,387	WesBanco, Inc.	374
3,190	West Bancorporation, Inc.	75
4,025	Westamerica Bancorporation	242
15,095	Western Alliance Bancorp(a)	859
8,746	Wintrust Financial Corp.	743
		54,839

Reinsurance (0.5%)

2,289	Alleghany Corp.	1,494
2,222	Enstar Group Ltd.(a)	463
5,039	Greenlight Capital Re Ltd. "A"(a)	62
11,098	Maiden Holdings Ltd.	32
9,746	Reinsurance Group of America, Inc.	1,409

Portfolio of Investments | 20

		Market
Number		Value
of Shares	Security	(000)

6,266	RenaissanceRe Holdings Ltd.	$837
12,602	Third Point Reinsurance Ltd.(a)	164
		4,461

REITs - Mortgage (1.3%)

4,544	AG Mortgage Investment Trust, Inc.	83
73,191	AGNC Investment Corp.(e)	1,364
184,386	Annaly Capital Management, Inc.	1,886
16,369	Anworth Mortgage Asset Corp.	76
17,452	Apollo Commercial Real Estate Finance, Inc.	329
9,585	Arbor Realty Trust, Inc.	110
4,921	Ares Commercial Real Estate Corp.	69
5,832	ARMOUR Residential REIT, Inc.	131
18,813	Blackstone Mortgage Trust, Inc. "A"	630
13,401	Capstead Mortgage Corp.	106
1,626	Cherry Hill Mortgage Investment Corp.	29
28,744	Chimera Investment Corp.	521
11,162	Colony Credit Real Estate, Inc.	245
9,436	Dynex Capital, Inc.	60
5,570	Exantas Capital Corp.	61
6,535	Granite Point Mortgage Trust, Inc.	126
2,174	Great Ajax Corp.	30
8,464	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	182
16,844	Invesco Mortgage Capital, Inc.	266
5,884	KKR Real Estate Finance Trust, Inc.	119
15,697	Ladder Capital Corp.	266
66,743	MFA Financial, Inc.	491
51,570	New Residential Investment Corp.	919
18,994	New York Mortgage Trust, Inc.	115
7,148	Orchid Island Capital, Inc.	52
1,554	Owens Realty Mortgage, Inc.	26
10,450	PennyMac Mortgage Investment Trust	212
2,183	Ready Capital Corp.	36
12,292	Redwood Trust, Inc.	200
41,657	Starwood Property Trust, Inc.	896
5,678	TPG RE Finance Trust, Inc.	114
37,702	Two Harbors Investment Corp.	563
7,954	Western Asset Mortgage Capital Corp.	80
		10,393

Specialized Finance (0.0%)

1,640	Marlin Business Services Corp.	47
6,601	On Deck Capital, Inc.(a)	50
		97

Thrifts & Mortgage Finance (1.1%)

8,936	Axos Financial, Inc.(a)	307
3,939	BankFinancial Corp.	63
12,021	Beneficial Bancorp, Inc.	203
1,189	BSB Bancorp, Inc.(a)	39
21,111	Capitol Federal Financial, Inc.	269
6,987	Columbia Financial, Inc.(a)	117
5,246	Dime Community Bancshares, Inc.	94
954	Entegra Financial Corp.(a)	25
3,300	ESSA Bancorp, Inc.	54
14,540	Essent Group Ltd.(a)	643
1,321	Federal Agricultural Mortgage Corp. "C"	95
152	First Capital, Inc.	6
3,366	First Defiance Financial Corp.	101
5,034	Flagstar Bancorp, Inc.(a)	158
435	FS Bancorp, Inc.	24
211	Hingham Institution for Savings	46
1,907	HMN Financial, Inc.(a)	39
1,217	Home Bancorp, Inc.	53
4,892	HomeStreet, Inc.(a)	130

21 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

1,830	Impac Mortgage Holdings, Inc.(a)	$14
16,033	Kearny Financial Corp.	222
1,214	LendingTree, Inc.(a)	279
1,900	Luther Burbank Corp.	21
914	Malvern Bancorp, Inc.(a)	22
2,367	Merchants Bancorp	60
8,210	Meridian Bancorp, Inc.	140
1,484	Meta Financial Group, Inc.	123
55,562	MGIC Investment Corp.(a)	739
75,733	New York Community Bancorp, Inc.	785
9,420	NMI Holdings, Inc. "A"(a)	213
7,214	Northfield Bancorp, Inc.	115
16,275	Northwest Bancshares, Inc.	282
6,064	OceanFirst Financial Corp.	165
16,212	Ocwen Financial Corp.(a)	64
6,851	Oritani Financial Corp.	107
3,534	PCSB Financial Corp.	72
3,348	PennyMac Financial Services, Inc. "A"	70
5,718	PHH Corp.(a)	63
2,411	Ponce de Leon Federal Bank(a)	36
1,344	Provident Bancorp, Inc.(a)	39
2,303	Provident Financial Holdings, Inc.	42
9,234	Provident Financial Services, Inc.	227
33,786	Radian Group, Inc.	698
5,394	Riverview Bancorp, Inc.	48
1,546	SI Financial Group, Inc.	22
983	Southern Missouri Bancorp, Inc.	37
2,100	Sterling Bancorp, Inc.	24
2,198	Territorial Bancorp, Inc.	65
8,236	TFS Financial Corp.	124
852	Timberland Bancorp, Inc.	27
14,741	TrustCo Bank Corp.	125
9,075	United Community Financial Corp.	88
8,517	United Financial Bancorp, Inc.	143
4,301	Walker & Dunlop, Inc.	227
12,821	Washington Federal, Inc.	410
4,794	Waterstone Financial, Inc.	82
4,939	Western New England Bancorp, Inc.	53
55,320	WMIH Corp.(a)	77
4,623	WSFS Financial Corp.	218
		8,834
	Total Financials	131,879

Health Care (12.4%)

Biotechnology (5.0%)

4,376	Abeona Therapeutics, Inc.(a)	56
15,263	ACADIA Pharmaceuticals, Inc.(a)	317
5,881	Acceleron Pharma, Inc.(a)	337
4,545	Achaogen, Inc.(a),(b)	18
18,775	Achillion Pharmaceuticals, Inc.(a)	69
6,967	Acorda Therapeutics, Inc.(a)	137
8,447	Actinium Pharmaceuticals, Inc.(a)	6
4,307	Adamas Pharmaceuticals, Inc.(a)	86
4,726	Aduro Biotech, Inc.(a)	35
5,697	Advaxis, Inc.(a)	5
8,035	Adverum Biotechnologies, Inc.(a)	49
4,587	Aeglea BioTherapeutics, Inc.(a)	44
7,157	Aevi Genomic Medicine, Inc.(a)	9
11,520	Agenus, Inc.(a)	25
8,050	Agios Pharmaceuticals, Inc.(a)	621
5,551	Aimmune Therapeutics, Inc.(a)	151
7,617	Akebia Therapeutics, Inc.(a)	67
951	Albireo Pharma, Inc.(a)	31
10,702	Alder Biopharmaceuticals, Inc.(a)	178
2,978	Aldeyra Therapeutics, Inc.(a)	41

Portfolio of Investments | 22

		Market
Number		Value
of Shares	Security	(000)

24,167	Alkermes plc(a)	$1,026
891	Allakos, Inc.(a)	40
13,546	Alnylam Pharmaceuticals, Inc.(a)	1,186
48	Altimmune, Inc.(a)	—
5,495	AMAG Pharmaceuticals, Inc.(a)	110
28,332	Amicus Therapeutics, Inc.(a)	343
2,980	AnaptysBio, Inc.(a)	297
8,408	Anavex Life Sciences Corp.(a),(b)	23
6,534	Apellis Pharmaceuticals, Inc.(a)	116
2,151	Applied Genetic Technologies Corp.(a)	16
2,249	Aptevo Therapeutics, Inc.(a)	11
323	Aptinyx, Inc.(a)	9
136	AquaBounty Technologies, Inc.(a)	—
4,402	Aquinox Pharmaceuticals, Inc.(a)	13
3,200	Arcus Biosciences, Inc.(a),(b)	45
3,216	Ardelyx, Inc.(a)	14
7,961	Arena Pharmaceuticals, Inc.(a)	366
14,883	ArQule, Inc.(a)	84
31,950	Array BioPharma, Inc.(a)	486
13,158	Arrowhead Pharmaceuticals, Inc.(a)	252
1,000	Arsanis, Inc.(a)	2
7,504	Atara Biotherapeutics, Inc.(a)	310
5,875	Athenex, Inc.(a)	91
16,987	Athersys, Inc.(a)	36
4,158	Audentes Therapeutics, Inc.(a)	165
13,305	AVEO Pharmaceuticals, Inc.(a),(b)	44
5,102	Avid Bioservices, Inc.(a)	35
877	Avrobio, Inc.(a)	45
9,560	Bellicum Pharmaceuticals, Inc.(a)	59
14,777	BioCryst Pharmaceuticals, Inc.(a)	113
4,720	Biohaven Pharmaceutical Holding Co. Ltd.(a)	177
27,185	BioMarin Pharmaceutical, Inc.(a)	2,636
943	BioSpecifics Technologies Corp.(a)	55
25,411	BioTime, Inc.(a),(b)	60
8,458	Bluebird Bio, Inc.(a)	1,235
6,562	Blueprint Medicines Corp.(a)	512
3,854	BrainStorm Cell Therapeutics, Inc.(a)	15
5,271	Calithera Biosciences, Inc.(a)	28
1,028	Calyxt, Inc.(a)	16
1,665	Capricor Therapeutics, Inc.(a)	2
4,726	Cara Therapeutics, Inc.(a)	113
4,470	CareDx, Inc.(a)	129
7,740	CASI Pharmaceuticals, Inc.(a)	36
1,426	Catalyst Biosciences, Inc.(a)	15
12,442	Catalyst Pharmaceuticals, Inc.(a)	47
14,541	Celldex Therapeutics, Inc.(a)	7
1,597	Cellular Biomedicine Group, Inc.(a)	29
861	CEL-SCI Corp.(a)	3
2,693	ChemoCentryx, Inc.(a)	34
6,230	Chimerix, Inc.(a)	24
2,800	Cleveland BioLabs, Inc.(a)	6
8,681	Clovis Oncology, Inc.(a)	255
6,587	Cohbar, Inc.(a)	28
7,514	Coherus Biosciences, Inc.(a)	124
4,930	Conatus Pharmaceuticals, Inc.(a)	29
2,663	Concert Pharmaceuticals, Inc.(a)	40
15,199	ContraFect Corp.(a)	31
6,152	Corbus Pharmaceuticals Holdings, Inc.(a)	46
3,721	Corvus Pharmaceuticals, Inc.(a)	32
148	Crinetics Pharmaceuticals, Inc.(a)	4
10,286	CTI BioPharma Corp.(a)	22
1,500	Cue Biopharma, Inc.(a)	14
3,831	Curis, Inc.(a)	7
8,453	Cytokinetics, Inc.(a)	83
7,638	CytomX Therapeutics, Inc.(a)	141
259	Cytori Therapeutics, Inc.(a)	—

23 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

7,637	CytRx Corp.(a)	$8
2,449	Deciphera Pharmaceuticals, Inc.(a)	95
8,520	Denali Therapeutics, Inc.(a),(b)	185
5,856	Dicerna Pharmaceuticals, Inc.(a)	89
8,647	Dynavax Technologies Corp.(a)	107
1,253	Eagle Pharmaceuticals, Inc.(a)	87
3,751	Edge Therapeutics, Inc.(a)	3
5,680	Editas Medicine, Inc.(a)	181
65	Eidos Therapeutics, Inc.(a)	1
1,169	Eiger BioPharmaceuticals, Inc.(a)	14
6,437	Emergent BioSolutions, Inc.(a)	424
2,510	Enanta Pharmaceuticals, Inc.(a)	215
1,535	Entasis Therapeutics Holdings, Inc.(a)	17
8,144	Epizyme, Inc.(a)	86
3,157	Esperion Therapeutics, Inc.(a),(b)	140
741	Evelo Biosciences, Inc.(a)	9
18,871	Exact Sciences Corp.(a)	1,489
47,914	Exelixis, Inc.(a)	849
6,457	Fate Therapeutics, Inc.(a)	105
305	Fibrocell Science, Inc.(a)	1
11,522	FibroGen, Inc.(a)	700
4,356	Five Prime Therapeutics, Inc.(a)	61
5,440	Flexion Therapeutics, Inc.(a)	102
6,807	Fortress Biotech, Inc.(a)	11
4,551	G1 Therapeutics, Inc.(a)	238
5,878	Galectin Therapeutics, Inc.(a),(b)	35
3,917	Genocea Biosciences, Inc.(a),(b)	3
2,857	Genomic Health, Inc.(a)	201
25,126	Geron Corp.(a),(b)	44
7,295	Global Blood Therapeutics, Inc.(a)	277
5,466	GlycoMimetics, Inc.(a)	79
1,784	GTx, Inc.(a)	3
19,318	Halozyme Therapeutics, Inc.(a)	351
299	Heat Biologics, Inc.(a)	1
5,727	Hemispherx Biopharma, Inc.(a)	1
10,514	Heron Therapeutics, Inc.(a)	333
1,354	Histogenics Corp.(a)	1
1,077	Homology Medicines, Inc.(a)	25
2,101	iBio, Inc.(a)	2
3,299	Idera Pharmaceuticals, Inc.(a)	29
1,494	Immune Design Corp.(a)	5
22,945	ImmunoGen, Inc.(a)	217
25,792	Immunomedics, Inc.(a)	537
7,013	Infinity Pharmaceuticals, Inc.(a)	19
1,869	InflaRx N.V.(a)	64
15,084	Inovio Pharmaceuticals, Inc.(a)	84
11,760	Insmed, Inc.(a)	238
3,557	Insys Therapeutics, Inc.(a)	36
4,458	Intellia Therapeutics, Inc.(a)	128
3,339	Intercept Pharmaceuticals, Inc.(a)	422
9,391	Intrexon Corp.(a)	162
9,944	Invitae Corp.(a)	166
21,051	Ionis Pharmaceuticals, Inc.(a)	1,086
11,990	Iovance Biotherapeutics, Inc.(a)	135
22,499	Ironwood Pharmaceuticals, Inc.(a)	415
15,938	IsoRay, Inc.(a)	8
875	Jounce Therapeutics, Inc.(a)	6
21,253	Kadmon Holdings, Inc.(a)	71
258	KalVista Pharmaceuticals, Inc.(a)	6
8,479	Karyopharm Therapeutics, Inc.(a)	144
16,183	Keryx Biopharmaceuticals, Inc.(a)	55
5,720	Kindred Biosciences, Inc.(a)	80
1,431	Kiniksa Pharmaceuticals Ltd. "A"(a)	36
6,101	Kura Oncology, Inc.(a)	107
3,299	La Jolla Pharmaceutical Co.(a),(b)	66
6,848	Lexicon Pharmaceuticals, Inc.(a)	73

Portfolio of Investments | 24

		Market
Number		Value
of Shares	Security	(000)

3,237	Ligand Pharmaceuticals, Inc.(a)	$889
4,113	Loxo Oncology, Inc.(a)	703
4,979	MacroGenics, Inc.(a)	107
1,287	Madrigal Pharmaceuticals, Inc.(a)	276
65	Magenta Therapeutics, Inc.(a)	1
17,465	MannKind Corp.(a),(b)	32
11,213	Matinas BioPharma Holdings, Inc.(a)	10
4,864	MediciNova, Inc.(a)	61
8,459	MEI Pharma, Inc.(a)	36
739	MeiraGTx Holdings plc(a)	10
2,006	Merrimack Pharmaceuticals, Inc.(a)	11
15,260	MiMedx Group, Inc.(a),(b)	94
7,034	Minerva Neurosciences, Inc.(a)	88
5,343	Miragen Therapeutics, Inc.(a)	30
5,272	Mirati Therapeutics, Inc.(a)	248
996	Molecular Templates, Inc.(a)	5
12,237	Momenta Pharmaceuticals, Inc.(a)	322
2,155	Mustang Bio, Inc.(a)	13
10,879	Myriad Genetics, Inc.(a)	500
4,139	NantKwest, Inc.(a)	15
6,631	Natera, Inc.(a)	159
26,298	Navidea Biopharmaceuticals, Inc.(a)	6
324	Neon Therapeutics, Inc.(a)	3
1,335	Neuralstem, Inc.(a)	1
13,929	Neurocrine Biosciences, Inc.(a)	1,713
3,137	NewLink Genetics Corp.(a)	7
56,785	Novavax, Inc.(a),(b)	107
9,287	Ohr Pharmaceutical, Inc.(a)	2
478	Oncocyte Corp.(a)	1
3,414	OncoMed Pharmaceuticals, Inc.(a)	7
4,442	Ophthotech Corp.(a)	10
59,668	OPKO Health, Inc.(a),(b)	206
12,913	Organovo Holdings, Inc.(a)	15
5,645	OvaScience, Inc.(a)	4
23,498	Palatin Technologies, Inc.(a)	23
23,556	PDL BioPharma, Inc.(a)	62
2,551	Pfenex, Inc.(a)	13
3,141	PolarityTE, Inc.(a),(b)	60
10,050	Portola Pharmaceuticals, Inc.(a),(b)	268
147	Principia Biopharma, Inc.(a)	4
10,933	Progenics Pharmaceuticals, Inc.(a)	69
1,296	Protagonist Therapeutics, Inc.(a)	13
1,374	Proteon Therapeutics, Inc.(a)	3
3,485	Proteostasis Therapeutics, Inc.(a)	8
6,403	Prothena Corp. plc(a)	84
6,866	PTC Therapeutics, Inc.(a)	323
4,673	Puma Biotechnology, Inc.(a)	214
5,508	Ra Pharmaceuticals, Inc.(a)	100
6,378	Radius Health, Inc.(a)	114
2,418	Recro Pharma, Inc.(a)	17
4,515	REGENXBIO, Inc.(a)	341
33,260	Regulus Therapeutics, Inc.(a)	7
5,757	Repligen Corp.(a)	319
148	Replimune Group, Inc.(a)	2
6,278	Retrophin, Inc.(a)	180
4,487	Rexahn Pharmaceuticals, Inc.(a)	8
3,434	Rhythm Pharmaceuticals, Inc.(a)	100
23,395	Rigel Pharmaceuticals, Inc.(a)	75
2,922	Rocket Pharmaceuticals, Inc.(a)	72
2,908	Rubius Therapeutics, Inc.(a)	70
7,200	Sage Therapeutics, Inc.(a)	1,017
16,243	Sangamo Therapeutics, Inc.(a)	275
9,561	Sarepta Therapeutics, Inc.(a)	1,544
5,254	Savara, Inc.(a)	59
16,297	Seattle Genetics, Inc.(a)	1,257
5,322	Selecta Biosciences, Inc.(a)	83

25 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

46	SELLAS Life Sciences Group, Inc.(a)	$—
3,552	Seres Therapeutics, Inc.(a)	27
1,977	Solid Biosciences, Inc.(a)	93
10,396	Sorrento Therapeutics, Inc.(a),(b)	46
4,759	Spark Therapeutics, Inc.(a)	260
13,926	Spectrum Pharmaceuticals, Inc.(a)	234
1,951	Spring Bank Pharmaceuticals, Inc.(a)	24
5,320	Stemline Therapeutics, Inc.(a)	88
2,343	Sunesis Pharmaceuticals, Inc.(a)	5
2,311	Syndax Pharmaceuticals, Inc.(a)	19
37,825	Synergy Pharmaceuticals, Inc.(a),(b)	64
4,000	Synlogic, Inc.(a)	57
385	Synthetic Biologics, Inc.(a)	1
3,718	Syros Pharmaceuticals, Inc.(a)	44
4,053	T2 Biosystems, Inc.(a)	30
94	Tenax Therapeutics, Inc.(a)	—
5,933	TESARO, Inc.(a)	231
10,091	TG Therapeutics, Inc.(a)	57
1,311	Tocagen, Inc.(a)	20
155	Tonix Pharmaceuticals Holding Corp.(a)	—
1,428	Tracon Pharmaceuticals, Inc.(a)	3
7,025	Trevena, Inc.(a)	15
460	Trovagene, Inc.(a)	—
7,018	Ultragenyx Pharmaceutical, Inc.(a)	536
6,749	United Therapeutics Corp.(a)	863
148	UNITY Biotechnology, Inc.(a),(b)	2
3,680	Vaccinex, Inc.(a)	25
9,210	Vanda Pharmaceuticals, Inc.(a)	211
834	Vaxart, Inc.(a)	2
4,395	Veracyte, Inc.(a)	42
11,945	Verastem, Inc.(a)	87
7,335	Vericel Corp.(a)	104
3,367	Versartis, Inc.(a)	5
2,976	Vical, Inc.(a)	4
7,153	Viking Therapeutics, Inc.(a)	125
3,761	Vital Therapies, Inc.(a)	1
3,638	Voyager Therapeutics, Inc.(a)	69
3,229	XBiotech, Inc.(a)	10
7,331	Xencor, Inc.(a)	286
1,089	XOMA Corp.(a)	19
233	Yield10 Bioscience, Inc.(a)	—
2,989	Zafgen, Inc.(a)	35
18,936	ZIOPHARM Oncology, Inc.(a),(b)	61
		40,903

Health Care Distributors (0.0%)

4,429	Aceto Corp.	10
9,148	Owens & Minor, Inc.	151
13,000	Patterson Companies, Inc.	318
939	PetIQ, Inc.(a)	37
		516

Health Care Equipment (2.3%)

12,884	Accuray, Inc.(a)	58
1,899	Alphatec Holdings, Inc.(a)	6
6,101	AngioDynamics, Inc.(a)	133
5,376	AtriCure, Inc.(a)	188
4,935	AxoGen, Inc.(a)	182
2,225	Biolase, Inc.(a)	5
4,719	Bovie Medical Corp.(a)	34
5,588	Cantel Medical Corp.	514
5,198	Cardiovascular Systems, Inc.(a)	203
5,799	Conformis, Inc.(a)	6
4,165	CONMED Corp.	330
20,807	Corindus Vascular Robotics, Inc.(a),(b)	30

Portfolio of Investments | 26

		Market
Number		Value
of Shares	Security	(000)

4,639	CryoLife, Inc.(a)	$163
4,188	CryoPort, Inc.(a)	54
2,275	Cutera, Inc.(a)	74
4,303	CytoSorbents Corp.(a)	56
13,536	DexCom, Inc.(a)	1,936
1,417	FONAR Corp.(a)	35
7,790	GenMark Diagnostics, Inc.(a)	57
4,900	Glaukos Corp.(a)	318
11,083	Globus Medical, Inc. "A"(a)	629
4,000	Helius Medical Technologies, Inc.(a),(b)	39
963	Heska Corp.(a)	109
10,357	Hill-Rom Holdings, Inc.	978
2,775	Inogen, Inc.(a)	677
9,111	Insulet Corp.(a)	965
4,501	Integer Holdings Corp.(a)	373
10,908	Integra LifeSciences Holdings Corp.(a)	719
1,361	IntriCon Corp.(a)	77
4,891	Invacare Corp.	71
230	InVivo Therapeutics Holdings Corp.(a)	—
2,986	iRhythm Technologies, Inc.(a)	283
6,090	K2M Group Holdings, Inc.(a)	167
2,222	LeMaitre Vascular, Inc.	86
7,291	LivaNova plc(a)	904
7,354	Masimo Corp.(a)	916
16	Microbot Medical, Inc.(a)	—
5,169	Natus Medical, Inc.(a)	184
1,066	Neuronetics, Inc.(a)	34
4,286	Nevro Corp.(a)	244
7,914	NuVasive, Inc.(a)	562
1,322	Nuvectra Corp.(a)	29
10,176	NxStage Medical, Inc.(a)	284
2,789	Orthofix Medical, Inc.(a)	161
4,848	Penumbra, Inc.(a)	726
522	Pulse Biosciences, Inc.(a)	7
7,565	Rockwell Medical, Inc.(a),(b)	32
1,779	SeaSpine Holdings Corp.(a)	28
12,951	STERIS plc	1,482
2,327	Surmodics, Inc.(a)	174
2,732	Tactile Systems Technology, Inc.(a)	194
8,784	Tandem Diabetes Care, Inc.(a)	376
7,012	Teleflex, Inc.	1,866
26,908	TransEnterix, Inc.(a),(b)	156
5,658	Varex Imaging Corp.(a)	162
7,494	ViewRay, Inc.(a)	70
1,837	Viveve Medical, Inc.(a)	5
17,910	Wright Medical Group N.V.(a)	520
		18,671

Health Care Facilities (0.5%)

2,226	AAC Holdings, Inc.(a)	17
12,505	Acadia Healthcare Co., Inc.(a)	440
28,172	Brookdale Senior Living, Inc.(a)	277
4,670	Capital Senior Living Corp.(a)	44
17,321	Community Health Systems, Inc.(a)	60
15,180	Encompass Health Corp.	1,183
8,076	Ensign Group, Inc.	306
16,250	Five Star Senior Living, Inc.(a)	14
5,313	Genesis Healthcare, Inc.(a)	7
6,081	LifePoint Health, Inc.(a)	392
1,472	National HealthCare Corp.	111
4,330	Quorum Health Corp.(a)	26
7,324	Regional Health Properties, Inc.(a)	1
16,098	Select Medical Holdings Corp.(a)	296
3,215	Surgery Partners, Inc.(a),(b)	53
12,189	Tenet Healthcare Corp.(a)	347

27 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

1,955	U.S. Physical Therapy, Inc.	$232
		3,806

Health Care Services (0.6%)

1,286	Addus HomeCare Corp.(a)	90
4,647	Amedisys, Inc.(a)	581
1,388	American Renal Associates Holdings, Inc.(a)	30
7,750	AMN Healthcare Services, Inc.(a)	424
3,346	Apollo Medical Holdings, Inc.(a)	74
20,256	BioScrip, Inc.(a)	63
4,630	BioTelemetry, Inc.(a)	298
2,486	Chemed Corp.	794
2,868	Civitas Solutions, Inc.(a)	42
1,635	CorVel Corp.(a)	98
5,168	Cross Country Healthcare, Inc.(a)	45
8,127	Diplomat Pharmacy, Inc.(a)	158
4,647	LHC Group, Inc.(a)	479
14,693	MEDNAX, Inc.(a)	686
2,134	National Research Corp.	82
8,583	Premier, Inc. "A"(a)	393
1,483	Providence Service Corp.(a)	100
1,320	Psychemedics Corp.	25
14,948	R1 RCM, Inc.(a)	152
5,911	RadNet, Inc.(a)	89
3,499	Sharps Compliance Corp.(a)	12
5,011	Tivity Health, Inc.(a)	161
		4,876

Health Care Supplies (0.8%)

2,272	Anika Therapeutics, Inc.(a)	96
26,095	Antares Pharma, Inc.(a)	88
224	Atrion Corp.	156
7,046	Avanos Medical, Inc. (a)	483
22,365	Cerus Corp.(a)	161
2,529	Chembio Diagnostics, Inc.(a)	27
12,883	Endologix, Inc.(a)	25
7,922	Haemonetics Corp.(a)	908
2,498	ICU Medical, Inc.(a)	706
4,633	Lantheus Holdings, Inc.(a)	69
6,734	Meridian Bioscience, Inc.	100
8,401	Merit Medical Systems, Inc.(a)	516
8,099	Neogen Corp.(a)	579
9,831	OraSure Technologies, Inc.(a)	152
1,149	OrthoPediatrics Corp.(a)	42
5,240	Quidel Corp.(a)	341
4,605	Retractable Technologies, Inc.(a)	3
10,112	RTI Surgical, Inc.(a)	46
14,773	Senseonics Holdings, Inc.(a),(b)	70
4,449	Sientra, Inc.(a)	106
4,334	STAAR Surgical Co.(a)	208
662	Utah Medical Products, Inc.	62
6,405	VolitionRX Ltd.(a)	17
11,434	West Pharmaceutical Services, Inc.	1,412
		6,373

Health Care Technology (0.8%)

28,232	Allscripts Healthcare Solutions, Inc.(a)	402
6,362	athenahealth, Inc.(a)	850
9,141	Castlight Health, Inc. "B"(a)	25
1,686	Computer Programs & Systems, Inc.	45
9,665	Evolent Health, Inc. "A"(a)	275
3,976	HealthStream, Inc.	123
13,041	HMS Holdings Corp.(a)	428
10,521	Inovalon Holdings, Inc. "A"(a)	106
841	Inspire Medical Systems, Inc.(a)	35

Portfolio of Investments | 28

		Market
Number		Value
of Shares	Security	(000)

9,444	Medidata Solutions, Inc.(a)	$692
6,990	NextGen Healthcare, Inc.(a)	140
5,769	Omnicell, Inc.(a)	415
1,541	Simulations Plus, Inc.	31
2,507	Tabula Rasa HealthCare, Inc.(a)	204
10,667	Teladoc Health, Inc.(a)	921
18,516	Veeva Systems, Inc. "A"(a)	2,016
4,197	Vocera Communications, Inc.(a)	154
		6,862

Life Sciences Tools & Services (0.8%)

4,620	Accelerate Diagnostics, Inc.(a)	106
3,072	Bio-Rad Laboratories, Inc. "A"(a)	961
5,848	Bio-Techne Corp.	1,194
15,403	Bruker Corp.	515
5,109	Cambrex Corp.(a)	349
7,392	Charles River Laboratories International, Inc.(a)	995
6,641	Codexis, Inc.(a)	114
8,028	Enzo Biochem, Inc.(a)	33
4,592	Fluidigm Corp.(a)	34
6,840	Harvard Bioscience, Inc.(a)	36
6,445	Luminex Corp.	195
3,998	Medpace Holdings, Inc.(a)	240
3,715	NanoString Technologies, Inc.(a)	66
11,565	NeoGenomics, Inc.(a)	178
17,021	Pacific Biosciences of California, Inc.(a)	92
8,881	PRA Health Sciences, Inc.(a)	979
3,557	Quanterix Corp.(a)	76
9,327	Syneos Health, Inc.(a)	481
		6,644

Managed Health Care (0.3%)

8,298	HealthEquity, Inc.(a)	783
3,731	Magellan Health, Inc.(a)	269
9,198	Molina Healthcare, Inc.(a)	1,368
3,526	Triple-S Management Corp. "B"(a)	66
		2,486

Pharmaceuticals (1.3%)

6,998	AcelRx Pharmaceuticals, Inc.(a)	27
3,985	Aclaris Therapeutics, Inc.(a)	58
4,970	Adamis Pharmaceuticals Corp.(a)	17
5,982	Aerie Pharmaceuticals, Inc.(a)	368
2,216	Akcea Therapeutics, Inc.(a),(b)	78
14,236	Akorn, Inc.(a)	185
7,469	Alimera Sciences, Inc.(a)	7
10,889	Amneal Pharmaceuticals, Inc.(a)	242
5,565	Amphastar Pharmaceuticals, Inc.(a)	107
8,902	Ampio Pharmaceuticals, Inc.(a),(b)	5
1,215	ANI Pharmaceuticals, Inc.(a)	69
1,237	Apricus Biosciences, Inc.(a)	—
4,787	Aratana Therapeutics, Inc.(a)	28
2,704	Assembly Biosciences, Inc.(a)	100
9,157	Assertio Therapeutics, Inc.(a)	54
8,009	BioDelivery Sciences International, Inc.(a)	22
1,672	Bio-Path Holdings, Inc.(a)	1
22,205	Catalent, Inc.(a)	1,011
6,599	Chiasma, Inc.(a)	24
4,842	Clearside Biomedical, Inc.(a)	30
3,841	Collegium Pharmaceutical, Inc.(a)	57
2,250	ContraVir Pharmaceuticals, Inc.(a)	1
14,708	Corcept Therapeutics, Inc.(a)	206
5,260	Corium International, Inc.(a)	50
7,588	CorMedix, Inc.(a)	7
4,500	Cumberland Pharmaceuticals, Inc.(a)	26

29 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

7,957	Cymabay Therapeutics, Inc.(a)	$88
5,933	Dermira, Inc.(a)	65
1,914	Dova Pharmaceuticals, Inc.(a)	40
19,556	Durect Corp.(a)	21
2,953	Eloxx Pharmaceuticals, Inc.(a),(b)	50
30,244	Endo International plc(a)	509
9,515	Endocyte, Inc.(a)	169
269	Evofem Biosciences, Inc.(a)	1
1,481	Evolus, Inc.(a)	28
6,822	EyePoint Pharmaceuticals, Inc.(a)	24
2,196	Flex Pharma, Inc.(a)	1
25,561	Horizon Pharma plc(a)	500
10,270	Innoviva, Inc.(a)	156
4,481	Intersect ENT, Inc.(a)	129
8,486	Intra-Cellular Therapies, Inc.(a)	184
9,315	Jazz Pharmaceuticals plc(a)	1,566
4,202	KemPharm, Inc.(a)	20
4,569	Lannett Co., Inc.(a)	22
5,425	Lipocine, Inc.(a)	7
12,778	Mallinckrodt plc(a)	375
4,047	Marinus Pharmaceuticals, Inc.(a)	40
10,769	Medicines Co.(a)	322
9,754	Melinta Therapeutics, Inc.(a)	39
900	Menlo Therapeutics, Inc.(a)	9
4,938	MyoKardia, Inc.(a)	322
2,984	Neos Therapeutics, Inc.(a)	14
164	Novus Therapeutics, Inc.(a)	1
3,033	Ocular Therapeutix, Inc.(a)	21
1,000	Odonate Therapeutics, Inc.(a)	19
6,534	Omeros Corp.(a)	159
1,169	Optinose, Inc.(a)	15
4,226	Otonomy, Inc.(a)	12
6,722	Pacira Pharmaceuticals, Inc.(a)	330
1,248	Pain Therapeutics, Inc.(a)	1
3,569	Paratek Pharmaceuticals, Inc.(a),(b)	35
763	Pernix Therapeutics Holdings, Inc.(a)	1
2,839	Phibro Animal Health Corp. "A"	122
7,958	Prestige Consumer Healthcare, Inc.(a)	302
2,381	Reata Pharmaceuticals, Inc. "A"(a)	195
4,980	Revance Therapeutics, Inc.(a)	124
2,502	Sienna Biopharmaceuticals, Inc.(a)	37
5,985	SIGA Technologies, Inc.(a)	41
8,403	Supernus Pharmaceuticals, Inc.(a)	423
6,994	Teligent, Inc.(a),(b)	28
9,610	Tetraphase Pharmaceuticals, Inc.(a)	27
30,858	TherapeuticsMD, Inc.(a),(b)	202
6,417	Theravance Biopharma, Inc.(a)	210
3,672	Titan Pharmaceuticals, Inc.(a)	1
2,048	Tricida, Inc.(a)	63
739	Verrica Pharmaceuticals, Inc.(a)	12
1,750	VIVUS, Inc.(a)	8
2,712	WaVe Life Sciences Ltd.(a)	136
6,014	Zogenix, Inc.(a)	298
1,503	Zynerba Pharmaceuticals, Inc.(a)	12
		10,316
	Total Health Care	101,453

Industrials (13.5%)

Aerospace & Defense (1.4%)

4,851	AAR Corp.	232
11,222	Aerojet Rocketdyne Holdings, Inc.(a)	381
3,384	Aerovironment, Inc.(a)	380
3,613	Astronics Corp.(a)	157
9,230	Axon Enterprise, Inc.(a)	632
15,533	BWX Technologies, Inc.	971

Portfolio of Investments | 30

		Market
Number		Value
of Shares	Security	(000)

2,281	CPI Aerostructures, Inc.(a)	$19
3,758	Cubic Corp.	275
6,910	Curtiss-Wright Corp.	950
1,874	Ducommun, Inc.(a)	77
2,637	Engility Holdings, Inc.(a)	95
4,222	Esterline Technologies Corp.(a)	384
6,460	HEICO Corp.	598
10,883	HEICO Corp. "A"	822
13,418	Hexcel Corp.	900
4,600	Innovative Solutions & Support, Inc.(a)	12
6,373	KeyW Holding Corp.(a)	55
7,894	KLX, Inc.(a)	496
12,478	Kratos Defense & Security Solutions, Inc.(a)	184
7,626	Mercury Systems, Inc.(a)	422
4,945	Moog, Inc. "A"	425
790	National Presto Industries, Inc.	102
1,071	Sparton Corp.(a)	15
16,362	Spirit AeroSystems Holdings, Inc. "A"	1,500
5,495	Teledyne Technologies, Inc.(a)	1,355
7,487	Triumph Group, Inc.	174
1,852	Vectrus, Inc.(a)	58
8,960	Wesco Aircraft Holdings, Inc.(a)	101
		11,772

Agriculture & Farm Machinery (0.2%)

10,320	AGCO Corp.	627
1,858	Lindsay Corp.	186
6,931	Titan International, Inc.	52
16,110	Toro Co.	966
		1,831

Air Freight & Logistics (0.4%)

8,818	Air Transport Services Group, Inc.(a)	189
3,769	Atlas Air Worldwide Holdings, Inc.(a)	240
4,536	Echo Global Logistics, Inc.(a)	141
4,502	Forward Air Corp.	323
5,287	Hub Group, Inc. "A"(a)	241
3,916	Radiant Logistics, Inc.(a)	23
19,078	XPO Logistics, Inc.(a)	2,178
		3,335

Airlines (0.3%)

1,928	Allegiant Travel Co.	245
7,486	Hawaiian Holdings, Inc.	300
47,941	JetBlue Airways Corp.(a)	928
1,617	Mesa Air Group, Inc.(a)	22
7,987	SkyWest, Inc.	471
10,544	Spirit Airlines, Inc.(a)	495
		2,461

Airport Services (0.1%)

12,103 Macquarie Infrastructure Corp.	558

Building Products (1.0%)

6,524	AAON, Inc.	247
5,721	Advanced Drainage Systems, Inc.	177
2,117	American Woodmark Corp.(a)	166
4,823	Apogee Enterprises, Inc.	199
4,145	Armstrong Flooring, Inc.(a)	75
8,107	Armstrong World Industries, Inc.(a)	564
18,770	Builders FirstSource, Inc.(a)	276
6,349	Continental Building Products, Inc.(a)	238
2,567	CSW Industrials, Inc.(a)	138
5,276	Gibraltar Industries, Inc.(a)	241

31 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

4,996	Griffon Corp.	$81
2,808	Insteel Industries, Inc.	101
10,473	JELD-WEN Holding, Inc.(a)	258
5,554	Lennox International, Inc.	1,213
4,241	Masonite International Corp.(a)	272
6,628	NCI Building Systems, Inc.(a)	100
17,282	Owens Corning	938
3,589	Patrick Industries, Inc.(a)	212
7,825	PGT Innovations, Inc.(a)	169
5,075	Quanex Building Products Corp.	92
6,383	Simpson Manufacturing Co., Inc.	462
1,236	Tecogen, Inc.(a)	4
9,004	Trex Co., Inc.(a)	693
10,039	Universal Forest Products, Inc.	355
13,061	USG Corp.(a)	566
		7,837

Commercial Printing (0.1%)

7,405	Brady Corp. "A"	324
7,253	Deluxe Corp.	413
3,906	Ennis, Inc.	80
6,424	LSC Communications, Inc.	71
2,155	Multi-Color Corp.	134
4,359	Quad/Graphics, Inc.	91
10,646	RR Donnelley & Sons Co.	57
		1,170

Construction & Engineering (0.6%)

24,730	AECOM(a)	808
5,610	Aegion Corp.(a)	142
3,372	Ameresco, Inc. "A"(a)	46
1,952	Argan, Inc.	84
5,684	Comfort Systems USA, Inc.	320
3,145	Construction Partners, Inc. "A"(a)	38
4,818	Dycom Industries, Inc.(a)	408
8,915	EMCOR Group, Inc.	670
3,448	Goldfield Corp.(a)	15
7,056	Granite Construction, Inc.	322
9,666	Great Lakes Dredge & Dock Corp.(a)	60
4,461	HC2 Holdings, Inc.(a)	27
1,636	IES Holdings, Inc.(a)	32
21,005	KBR, Inc.	444
10,488	MasTec, Inc.(a)	468
2,843	MYR Group, Inc.(a)	93
2,132	Northwest Pipe Co.(a)	42
1,219	NV5 Global, Inc.(a)	106
5,034	Orion Group Holdings, Inc.(a)	38
5,751	Primoris Services Corp.	143
5,074	Sterling Construction Co., Inc.(a)	73
6,087	Tutor Perini Corp.(a)	114
3,438	Valmont Industries, Inc.	476
4,800	Willscot Corp.(a),(b)	82
		5,051

Construction Machinery & Heavy Trucks (0.9%)

1,607	Alamo Group, Inc.	147
18,482	Allison Transmission Holdings, Inc.	961
1,354	American Railcar Industries, Inc.	62
2,944	Astec Industries, Inc.	148
1,405	Blue Bird Corp.(a)	34
5,294	Commercial Vehicle Group, Inc.(a)	49
3,445	Douglas Dynamics, Inc.	151
9,098	Federal Signal Corp.	244
2,656	FreightCar America, Inc.	43
4,279	Greenbrier Companies, Inc.	257

Portfolio of Investments | 32

		Market
Number		Value
of Shares	Security	(000)

2,717	Manitex International, Inc.(a)	$29
5,858	Manitowoc Co., Inc.(a)	141
12,876	Meritor, Inc.(a)	249
2,019	Miller Industries, Inc.	54
9,906	Navistar International Corp.(a)	381
11,210	Oshkosh Corp.	799
4,260	REV Group, Inc.	67
5,545	Spartan Motors, Inc.	82
9,967	Terex Corp.	398
22,630	Trinity Industries, Inc.	829
1,831	Twin Disc, Inc.(a)	42
8,229	Wabash National Corp.	150
7,907	WABCO Holdings, Inc.(a)	933
13,134	Wabtec Corp.	1,378
		7,628

Diversified Support Services (0.4%)

11,747	Healthcare Services Group, Inc.(b)	477
20,902	KAR Auction Services, Inc.	1,248
4,866	Matthews International Corp. "A"	244
3,639	McGrath RentCorp	198
7,352	Mobile Mini, Inc.	322
2,444	Odyssey Marine Exploration, Inc.(a)	20
2,344	UniFirst Corp.	407
3,107	Viad Corp.	184
1,288	VSE Corp.	43
		3,143

Electrical Components & Equipment (0.9%)

6,264	Acuity Brands, Inc.	985
1,620	Allied Motion Technologies, Inc.	88
5,737	Atkore International Group, Inc.(a)	152
3,537	Encore Wire Corp.	177
2,400	Energous Corp.(a),(b)	24
4,423	Energy Focus, Inc.(a)	9
6,551	EnerSys	571
8,240	Enphase Energy, Inc.(a),(b)	40
6,237	FuelCell Energy, Inc.(a),(b)	7
9,504	Generac Holdings, Inc.(a)	536
8,482	GrafTech International Ltd.	165
8,417	Hubbell, Inc.	1,124
4,195	LSI Industries, Inc.	19
25,113	nVent Electric plc	682
7,855	Orion Energy Systems, Inc.(a),(b)	8
38,979	Plug Power, Inc.(a),(b)	75
1,398	Powell Industries, Inc.	51
368	Preformed Line Products Co.	26
6,944	Regal Beloit Corp.	573
25,988	Sensata Technologies Holding plc(a)	1,288
10,004	Sunrun, Inc.(a)	124
4,851	Sunworks, Inc.(a)	2
5,345	Thermon Group Holdings, Inc.(a)	138
4,545	Ultralife Corp.(a)	37
2,235	Vicor Corp.(a)	103
7,224	Vivint Solar, Inc.(a)	38
		7,042

Environmental & Facilities Services (0.4%)

10,823	ABM Industries, Inc.	349
9,984	Advanced Disposal Services, Inc.(a)	270
1,767	Aqua Metals, Inc.(a),(b)	4
2,695	BrightView Holdings, Inc.(a)	43
6,369	Casella Waste Systems, Inc. "A"(a)	198
4,277	CECO Environmental Corp.	34
7,830	Clean Harbors, Inc.(a)	560

33 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

17,930	Covanta Holding Corp.	$291
3,226	Heritage-Crystal Clean, Inc.(a)	69
5,638	Hudson Technologies, Inc.(a)	7
4,810	Perma-Fix Environmental Services(a)	20
4,035	PICO Holdings, Inc.	51
2,241	Quest Resource Holding Corp.(a)	6
2,950	SP Plus Corp.(a)	108
4,703	Team, Inc.(a),(b)	106
8,488	Tetra Tech, Inc.	580
3,348	U.S. Ecology, Inc.	247
		2,943

Heavy Electrical Equipment (0.1%)

3,998	AZZ, Inc.	202
30,920	Babcock & Wilcox Enterprises, Inc.(a)	32
2,931	Bloom Energy Corp. "A"(a)	100
4,880	Broadwind Energy, Inc.(a)	10
3,678	Capstone Turbine Corp.(a)	4
1,146	Ocean Power Technologies, Inc.(a)	1
1,658	TPI Composites, Inc.(a)	47
		396

Human Resource & Employment Services (0.5%)

7,474	ASGN, Inc.(a)	590
1,189	Barrett Business Services, Inc.	79
2,295	BG Staffing, Inc.	63
2,813	GP Strategies Corp.(a)	47
2,753	Heidrick & Struggles International, Inc.	93
7,493	Hudson Global, Inc.(a)	12
5,654	Insperity, Inc.	667
4,059	Kelly Services, Inc. "A"	98
3,944	Kforce, Inc.	148
8,860	Korn/Ferry International	436
9,950	ManpowerGroup, Inc.	855
2,040	Mastech Digital, Inc.(a)	20
6,312	TriNet Group, Inc.(a)	356
6,460	TrueBlue, Inc.(a)	168
5,921	WageWorks, Inc.(a)	253
		3,885

Industrial Conglomerates (0.2%)

9,158	Carlisle Companies, Inc.	1,115
5,522	Raven Industries, Inc.	253
		1,368

Industrial Machinery (2.7%)

9,588	Actuant Corp. "A"	267
4,299	Albany International Corp. "A"	342
4,683	Altra Industrial Motion Corp.(b)	193
7,221	Barnes Group, Inc.	513
6,373	Briggs & Stratton Corp.	122
4,840	Chart Industries, Inc.(a)	379
494	Chicago Rivet & Machine Co.	16
2,547	CIRCOR International, Inc.	121
14,768	Colfax Corp.(a)	532
2,933	Columbus McKinnon Corp.	116
7,763	Crane Co.	763
1,874	DMC Global, Inc.	76
20,008	Donaldson Co., Inc.	1,166
871	Eastern Co.	25
5,232	Energy Recovery, Inc.(a)	47
3,440	EnPro Industries, Inc.	251
3,900	ESCO Technologies, Inc.	265
8,762	Evoqua Water Technologies Corp.(a)	156

Portfolio of Investments | 34

		Market
Number		Value
of Shares	Security	(000)

1,784	ExOne Co.(a)	$17
5,838	Franklin Electric Co., Inc.	276
15,334	Gardner Denver Holdings, Inc.(a)	435
5,500	Gates Industrial Corp. plc(a)	107
3,673	Global Brass & Copper Holdings, Inc.	135
2,838	Gorman-Rupp Co.	104
25,598	Graco, Inc.	1,186
1,902	Graham Corp.	54
11,862	Harsco Corp.(a)	339
9,955	Hillenbrand, Inc.	521
1,373	Hurco Companies, Inc.	62
1,727	Hyster-Yale Materials Handling, Inc.	106
11,745	IDEX Corp.	1,769
13,665	ITT, Inc.	837
4,507	Jason Industries, Inc.(a)	15
4,869	John Bean Technologies Corp.	581
1,829	Kadant, Inc.	197
12,554	Kennametal, Inc.	547
1,479	LB Foster Co. "A"(a)	30
9,781	Lincoln Electric Holdings, Inc.	914
2,799	Lydall, Inc.(a)	121
8,629	Middleby Corp.(a)	1,116
10,452	Milacron Holdings Corp.(a)	212
9,270	Mueller Industries, Inc.	269
24,820	Mueller Water Products, Inc. "A"	286
4,181	NN, Inc.	65
7,922	Nordson Corp.	1,100
581	Omega Flex, Inc.	41
1,321	Park-Ohio Holdings Corp.	51
1,937	Perma-Pipe International Holdings, Inc.(a)	18
4,076	Proto Labs, Inc.(a)	659
3,670	RBC Bearings, Inc.(a)	552
15,645	Rexnord Corp.(a)	482
6,490	SPX Corp.(a)	216
6,381	SPX FLOW, Inc.(a)	332
2,053	Standex International Corp.	214
4,381	Sun Hydraulics Corp.	240
2,625	Tennant Co.	199
10,466	Timken Co.	522
6,652	TriMas Corp.(a)	202
4,454	Watts Water Technologies, Inc. "A"	370
21,100	Welbilt, Inc.(a)	441
8,507	Woodward, Inc.	688
2,865	Xerium Technologies, Inc.(a)	39
		22,017

Marine (0.1%)

10,677	Eagle Bulk Shipping, Inc.(a)	60
2,047	Genco Shipping & Trading Ltd.(a)	29
8,260	Kirby Corp.(a)	679
6,329	Matson, Inc.	251
		1,019

Office Services & Supplies (0.3%)

16,442	ACCO Brands Corp.	186
6,901	ARC Document Solutions, Inc.(a)	20
1,034	CompX International, Inc.	14
5,328	Essendant, Inc.	68
8,959	Herman Miller, Inc.	344
6,656	HNI Corp.	294
9,610	Interface, Inc.	224
5,240	Kimball International, Inc. "B"	88
7,374	Knoll, Inc.	173
5,371	MSA Safety, Inc.	572
28,398	Pitney Bowes, Inc.	201

35 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

12,921	Steelcase, Inc. "A"	$239
5,315	Virco Manufacturing Corp.	26
		2,449

Railroads (0.1%)

9,180 Genesee & Wyoming, Inc. "A"(a)	835

Research & Consulting Services (0.9%)

8,239	Acacia Research Corp.(a)	26
9,058	CBIZ, Inc.(a)	215
5,571	CoStar Group, Inc.(a)	2,345
1,412	CRA International, Inc.	71
5,713	Dun & Bradstreet Corp.	814
7,770	Exponent, Inc.	417
1,630	Forrester Research, Inc.	75
2,677	Franklin Covey Co.(a)	63
5,963	FTI Consulting, Inc.(a)	436
3,240	Huron Consulting Group, Inc.(a)	160
3,065	ICF International, Inc.	231
7,279	InnerWorkings, Inc.(a)	58
2,701	Mistras Group, Inc.(a)	59
7,309	Navigant Consulting, Inc.	169
621	Red Violet, Inc.(a)	4
1,837	Reis, Inc.	42
4,605	Resources Connection, Inc.	76
27,754	TransUnion	2,042
1,423	Willdan Group, Inc.(a)	48
		7,351

Security & Alarm Services (0.1%)

15,773	ADT, Inc.(b)	148
7,775	Brink's Co.	543
		691

Trading Companies & Distributors (1.1%)

14,722	Air Lease Corp.	675
8,419	Aircastle Ltd.	185
5,943	Applied Industrial Technologies, Inc.	465
10,402	Beacon Roofing Supply, Inc.(a)	376
1,431	BlueLinx Holdings, Inc.(a)	45
8,678	BMC Stock Holdings, Inc.(a)	162
2,930	CAI International, Inc.(a)	67
2,735	DXP Enterprises, Inc.(a)	110
998	Foundation Building Materials, Inc.(a)	12
6,015	GATX Corp.	521
3,943	General Finance Corp.(a)	63
4,803	GMS, Inc.(a)	111
4,783	H&E Equipment Services, Inc.	181
28,547	HD Supply Holdings, Inc.(a)	1,222
3,771	Herc Holdings, Inc.(a)	193
3,110	Houston Wire & Cable Co.(a)	24
4,613	Kaman Corp.	308
1,032	Lawson Products, Inc.(a)	35
14,516	MRC Global, Inc.(a)	273
7,246	MSC Industrial Direct Co., Inc. "A"	638
9,162	Nexeo Solutions, Inc.(a)	112
16,086	NOW, Inc.(a)	266
5,240	Rush Enterprises, Inc. "A"	206
684	Rush Enterprises, Inc. "B"	27
6,301	SiteOne Landscape Supply, Inc.(a)	475
1,844	Systemax, Inc.	61
2,671	Titan Machinery, Inc.(a)	41
1,840	Transcat, Inc.(a)	42
7,149	Triton International Ltd.	238

Portfolio of Investments | 36

		Market
Number		Value
of Shares	Security	(000)

17,535	Univar, Inc.(a)	$538
2,308	Veritiv Corp.(a)	84
4,931	Watsco, Inc.	878
7,166	WESCO International, Inc.(a)	440
1,351	Willis Lease Finance Corp.(a)	47
		9,121

Trucking (0.7%)

1,139	AMERCO	406
3,519	ArcBest Corp.	171
10,243	Avis Budget Group, Inc.(a)	329
2,275	Covenant Transportation Group, Inc. "A"(a)	66
7,115	Daseke, Inc.(a)	57
6,722	Heartland Express, Inc.	133
8,612	Hertz Global Holdings, Inc.(a)	141
19,728	Knight-Swift Transportation Holdings, Inc.	680
6,307	Landstar System, Inc.	769
5,945	Marten Transport Ltd.	125
10,062	Old Dominion Freight Line, Inc.	1,623
659	PAM Transportation Services, Inc.(a)	43
627	Patriot Transportation Holding, Inc.(a)	12
4,706	Roadrunner Transportation Systems, Inc.(a)	4
8,059	Ryder System, Inc.	589
4,133	Saia, Inc.(a)	316
4,361	Schneider National, Inc. "B"	109
2,711	U.S. Xpress Enterprises, Inc. "A"(a)	37
1,233	Universal Logistics Holdings, Inc.	45
1,622	USA Truck, Inc.(a)	33
6,869	Werner Enterprises, Inc.	243
4,920	YRC Worldwide, Inc.(a)	44
		5,975
	Total Industrials	109,878

Information Technology (18.2%)

Application Software (4.9%)

8,757	2U, Inc.(a)	658
14,330	8x8, Inc.(a)	305
17,713	ACI Worldwide, Inc.(a)	498
3,119	Agilysys, Inc.(a)	51
4,981	Alarm.com Holdings, Inc.(a)	286
3,598	Altair Engineering, Inc. "A"(a)	156
4,373	Alteryx, Inc. "A"(a)	250
4,539	Amber Road, Inc.(a)	44
5,062	American Software, Inc. "A"	61
1,791	Appfolio, Inc. "A"(a)	140
5,621	Apptio, Inc. "A"(a)	208
10,909	Aspen Technology, Inc.(a)	1,243
3,050	Asure Software, Inc.(a)	38
894	Avalara, Inc.(a)	31
16,500	Avaya Holdings Corp.(a)	365
3,803	Benefitfocus, Inc.(a)	154
7,425	Blackbaud, Inc.	753
5,897	Blackline, Inc.(a)	333
5,773	Bottomline Technologies de, Inc.(a)	420
20,851	Box, Inc. "A"(a)	499
19,569	CDK Global, Inc.	1,224
3,067	Ceridian HCM Holding, Inc.(a)	129
4,783	ChannelAdvisor Corp.(a)	60
12,128	Cision Ltd.(a)	204
17,230	Cloudera, Inc.(a)	304
8,212	Cornerstone OnDemand, Inc.(a)	466
7,277	Coupa Software, Inc.(a)	576
2,985	Determine, Inc.(a)	2
1,894	Digimarc Corp.(a)	60

37 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

3,001	DocuSign, Inc.(a),(b)	$158
32	Domo, Inc. "B"(a)	1
7,757	Dropbox, Inc. "A"(a)	208
3,364	Ebix, Inc.	266
3,549	eGain Corp.(a)	29
5,282	Ellie Mae, Inc.(a)	501
6,783	Envestnet, Inc.(a)	413
3,816	Everbridge, Inc.(a)	220
2,275	Evolving Systems, Inc.(a)	5
4,463	Fair Isaac Corp.(a)	1,020
8,034	Five9, Inc.(a)	351
5,963	GSE Systems, Inc.(a)	21
12,310	Guidewire Software, Inc.(a)	1,243
10,779	Hortonworks, Inc.(a)	246
5,646	HubSpot, Inc.(a)	852
4,379	Instructure, Inc.(a)	155
1,256	iPass, Inc.(a)	3
7,173	j2 Global, Inc.	594
8,346	LivePerson, Inc.(a)	217
8,216	LogMeIn, Inc.	732
10,091	Manhattan Associates, Inc.(a)	551
1,631	MicroStrategy, Inc. "A"(a)	229
4,662	MINDBODY, Inc. "A"(a)	190
6,170	Mitek Systems, Inc.(a)	43
8,172	MobileIron, Inc.(a)	43
4,111	Model N, Inc.(a)	65
6,127	Monotype Imaging Holdings, Inc.	124
6,653	New Relic, Inc.(a)	627
42,388	Nuance Communications, Inc.(a)	734
10,775	Nutanix, Inc. "A"(a)	460
3,280	Park City Group, Inc.(a)	33
7,530	Paycom Software, Inc.(a)	1,170
4,728	Paylocity Holding Corp.(a)	380
5,608	Pegasystems, Inc.	351
6,941	Pivotal Software, Inc. "A"(a)	136
2,866	Pluralsight, Inc. "A"(a)	92
5,348	PROS Holdings, Inc.(a)	187
16,310	PTC, Inc.(a)	1,732
5,319	Q2 Holdings, Inc.(a)	322
1,451	QAD, Inc. "A"	82
311	QAD, Inc. "B"	13
2,149	Qumu Corp.(a)	6
5,145	RealNetworks, Inc.(a)	15
11,162	RealPage, Inc.(a)	736
10,212	RingCentral, Inc. "A"(a)	950
7,106	Seachange International, Inc.(a)	13
3,809	SendGrid, Inc.(a)	140
894	ShotSpotter, Inc.(a)	55
2,449	Smartsheet, Inc. "A"(a)	77
3,086	Smith Micro Software, Inc.(a)	8
2,214	Sonic Foundry, Inc.(a)	4
22,210	Splunk, Inc.(a)	2,685
2,618	SPS Commerce, Inc.(a)	260
30,872	SS&C Technologies Holdings, Inc.	1,754
5,782	Support.com, Inc.(a)	17
662	SVMK, Inc.(a)	11
5,854	Telenav, Inc.(a)	30
5,161	Trade Desk, Inc. "A"(a)	779
5,845	Tyler Technologies, Inc.(a)	1,432
4,730	Ultimate Software Group, Inc.(a)	1,524
1,929	Upland Software, Inc.(a)	62
9,691	Verint Systems, Inc.(a)	486
2,349	Veritone, Inc.(a)	24
6,877	VirnetX Holding Corp.(a)	32
22,393	Workday, Inc. "A"(a)	3,269
4,543	Workiva, Inc.(a)	179

Portfolio of Investments | 38

		Market
Number		Value
of Shares	Security	(000)

9,498	Yext, Inc.(a)	$225
16,226	Zendesk, Inc.(a)	1,152
10,588	Zix Corp.(a)	59
		40,301

Communications Equipment (1.4%)

4,165	Acacia Communications, Inc.(a)	172
7,492	ADTRAN, Inc.	132
3,106	Aerohive Networks, Inc.(a)	13
3,123	Applied Optoelectronics, Inc.(a),(b)	77
26,005	ARRIS International plc(a)	676
2,668	Black Box Corp.(a)	3
5,908	CalAmp Corp.(a)	142
7,426	Calix, Inc.(a)	60
4,292	Casa Systems, Inc.(a)	63
22,176	Ciena Corp.(a)	693
2,370	Clearfield, Inc.(a)	32
29,803	CommScope Holding Co., Inc.(a)	917
3,715	Comtech Telecommunications Corp.	135
4,719	Digi International, Inc.(a)	63
7,895	EchoStar Corp. "A"(a)	366
4,624	EMCORE Corp.(a)	22
18,940	Extreme Networks, Inc.(a)	104
17,636	Finisar Corp.(a)	336
300	Frontline Capital Group(a),(c),(d)	—
12,042	Harmonic, Inc.(a),(b)	66
22,378	Infinera Corp.(a)	163
14,946	Inseego Corp.(a)	58
5,491	InterDigital, Inc.	439
2,945	KVH Industries, Inc.(a)	39
9,095	Lantronix, Inc.(a)	37
9,626	Lumentum Holdings, Inc.(a)	577
5,225	NETGEAR, Inc.(a)	328
11,151	NetScout Systems, Inc.(a)	282
26,290	Oclaro, Inc.(a)	235
1,750	Optical Cable Corp.(a)	11
14,219	Palo Alto Networks, Inc.(a)	3,203
4,538	PC-Tel, Inc.	21
5,004	Plantronics, Inc.	302
3,665	Quantenna Communications, Inc.(a)	68
8,411	Ribbon Communications, Inc.(a)	57
3,082	Ubiquiti Networks, Inc.(b)	305
8,405	ViaSat, Inc.(a),(b)	537
36,093	Viavi Solutions, Inc.(a)	409
		11,143

Data Processing & Outsourced Services (2.8%)

21,736	Black Knight, Inc.(a)	1,129
5,924	Cardtronics plc "A"(a)	187
1,445	Cass Information Systems, Inc.	94
28,206	Conduent, Inc.(a)	635
14,425	Convergys Corp.	343
12,426	CoreLogic, Inc.(a)	614
4,927	CSG Systems International, Inc.	198
7,824	Euronet Worldwide, Inc.(a)	784
10,402	Everi Holdings, Inc.(a)	95
9,459	EVERTEC, Inc.	228
2,504	Evo Payments, Inc. "A"(a)	60
6,437	Exela Technologies, Inc.(a)	46
5,268	ExlService Holdings, Inc.(a)	349
86,350	First Data Corp. "A"(a)	2,113
21,322	Genpact Ltd.	653
5,500	GreenSky, Inc. "A"(a)	99
6,741	Innodata, Inc.(a)	10
11,819	Jack Henry & Associates, Inc.	1,892

39 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

9,844	MAXIMUS, Inc.	$641
5,436	MoneyGram International, Inc.(a)	29
9,602	NIC, Inc.	142
6,115	PRGX Global, Inc.(a)	53
38,965	Sabre Corp.	1,016
46,499	Square, Inc. "A"(a)	4,604
3,340	StarTek, Inc.(a)	22
9,568	Steel Connect, Inc.(a)	20
5,857	Sykes Enterprises, Inc.(a)	179
5,667	Syntel, Inc.(a)	232
19,914	Travelport Worldwide Ltd.	336
2,549	TTEC Holdings, Inc.	66
6,542	WEX, Inc.(a)	1,313
46,183	Worldpay, Inc. "A"(a)	4,677
		22,859

Electronic Components (0.4%)

1,429	Akoustis Technologies, Inc.(a)	11
6,239	AVX Corp.	113
2,157	Bel Fuse, Inc. "B"	57
6,483	Belden, Inc.	463
10,013	Dolby Laboratories, Inc. "A"	701
8,248	II-VI, Inc.(a)	390
12,987	Knowles Corp.(a)	216
3,818	Littelfuse, Inc.	755
2,822	Rogers Corp.(a)	416
20,274	Vishay Intertechnology, Inc.	412
		3,534

Electronic Equipment & Instruments (1.2%)

6,764	Applied DNA Sciences, Inc.(a)	10
4,645	Badger Meter, Inc.	246
26,348	Cognex Corp.	1,471
3,725	Coherent, Inc.(a)	641
3,575	Control4 Corp.(a)	123
6,043	Daktronics, Inc.	47
5,070	Electro Scientific Industries, Inc.(a)	88
2,690	FARO Technologies, Inc.(a)	173
27,916	Fitbit, Inc. "A"(a)	149
3,541	ID Systems, Inc.(a)	25
3,365	Identiv, Inc.(a)	20
4,248	Iteris, Inc.(a)	23
5,094	Itron, Inc.(a)	327
28,704	Keysight Technologies, Inc.(a)	1,903
6,052	LightPath Technologies, Inc. "A"(a)	12
8,678	LRAD Corp.(a)	27
562	Mesa Laboratories, Inc.	104
10,983	MicroVision, Inc.(a)	13
2,593	MTS Systems Corp.	142
2,478	Napco Security Technologies, Inc.(a)	37
16,838	National Instruments Corp.	814
1,369	nLight, Inc.(a)	30
5,098	Novanta, Inc.(a)	349
2,791	OSI Systems, Inc.(a)	213
2,204	PAR Technology Corp.(a)	49
5,552	Research Frontiers, Inc.(a)	9
38,641	Trimble, Inc.(a)	1,679
2,569	Vishay Precision Group, Inc.(a)	96
8,305	Zebra Technologies Corp. "A"(a)	1,469
		10,289

Electronic Manufacturing Services (0.3%)

7,614	Benchmark Electronics, Inc.	178
5,283	CTS Corp.	181
6,297	eMagin Corp.(a)	9

Portfolio of Investments | 40

		Market
Number		Value
of Shares	Security	(000)

5,348	Fabrinet(a)	$247
23,628	Jabil, Inc.	640
7,636	KEMET Corp.(a)	142
5,162	Kimball Electronics, Inc.(a)	101
5,619	Maxwell Technologies, Inc.(a)	20
5,654	Methode Electronics, Inc.	205
12,904	Neonode, Inc.(a)	5
3,206	Park Electrochemical Corp.	62
5,087	Plexus Corp.(a)	298
10,440	Sanmina Corp.(a)	288
13,962	TTM Technologies, Inc.(a)	222
		2,598

Internet Services & Infrastructure (0.6%)

5,883	Brightcove, Inc.(a)	49
5,027	Carbonite, Inc.(a)	179
12,628	Endurance International Group Holdings, Inc.(a)	111
25,358	GoDaddy, Inc. "A"(a)	2,115
5,160	GTT Communications, Inc.(a),(b)	224
2,303	Internap Corp.(a)	29
18,696	Limelight Networks, Inc.(a)	94
3,605	MongoDB, Inc.(a)	294
11,527	Okta, Inc.(a)	811
11,786	Twilio, Inc. "A"(a)	1,017
8,012	Web.com Group, Inc.(a)	224
		5,147

IT Consulting & Other Services (1.0%)

21,839	Booz Allen Hamilton Holding Corp.	1,084
3,899	CACI International, Inc. "A"(a)	718
245	Computer Task Group, Inc.(a)	1
6,273	ConvergeOne Holdings, Inc.	58
7,974	EPAM Systems, Inc.(a)	1,098
4,211	Hackett Group, Inc.	85
22,407	Leidos Holdings, Inc. "C"	1,550
11,802	Liveramp Holdings, Inc.	583
3,813	ManTech International Corp. "A"	241
5,910	Perficient, Inc.(a)	158
22,151	Perspecta, Inc.	570
4,111	PFSweb, Inc.(a)	30
5,328	Presidio, Inc.	81
6,692	Science Applications International Corp.	539
10,518	ServiceSource International, Inc.(a)	30
5,146	Switch, Inc. "A"	56
18,265	Teradata Corp.(a)	689
7,423	Unisys Corp.(a)	151
4,107	Virtusa Corp.(a)	221
		7,943

Semiconductor Equipment (0.7%)

6,210	Advanced Energy Industries, Inc.(a)	321
18,642	Amkor Technology, Inc.(a)	138
2,148	Amtech Systems, Inc.(a)	11
4,811	Axcelis Technologies, Inc.(a)	95
6,341	AXT, Inc.(a)	45
10,683	Brooks Automation, Inc.	374
4,023	Cabot Microelectronics Corp.	415
4,081	Cohu, Inc.	102
1,663	CyberOptics Corp.(a)	34
21,707	Entegris, Inc.	628
11,782	FormFactor, Inc.(a)	162
5,097	Ichor Holdings Ltd.(a)	104
10,388	Kulicke & Soffa Industries, Inc.	248
8,485	MKS Instruments, Inc.	680
3,289	Nanometrics, Inc.(a)	123

41 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

4,645	PDF Solutions, Inc.(a)	$42
10,897	Photronics, Inc.(a)	107
529	Rubicon Technology, Inc.(a)	5
5,365	Rudolph Technologies, Inc.(a)	131
5,593	SolarEdge Technologies, Inc.(a)	211
28,558	Teradyne, Inc.	1,056
5,086	Ultra Clean Holdings, Inc.(a)	64
8,156	Veeco Instruments, Inc.(a)	84
17,213	Versum Materials, Inc.	620
9,468	Xcerra Corp.(a)	135
7,141	Xperi Corp.	106
		6,041

Semiconductors (1.7%)

2,913	Alpha & Omega Semiconductor Ltd.(a)	34
3,862	Aquantia Corp.(a)	49
3,467	CEVA, Inc.(a)	100
9,552	Cirrus Logic, Inc.(a)	369
15,319	Cree, Inc.(a)	580
55,377	Cypress Semiconductor Corp.	802
5,690	Diodes, Inc.(a)	189
4,564	DSP Group, Inc.(a)	54
11,589	First Solar, Inc.(a)	561
4,254	GSI Technology, Inc.(a)	29
2,838	Impinj, Inc.(a),(b)	70
6,551	Inphi Corp.(a)	249
19,818	Integrated Device Technology, Inc.(a)	932
11,813	Kopin Corp.(a)	29
19,222	Lattice Semiconductor Corp.(a)	154
6,324	MACOM Technology Solutions Holdings, Inc.(a)	130
90,158	Marvell Technology Group Ltd.	1,740
42,559	Maxim Integrated Products, Inc.	2,400
9,324	MaxLinear, Inc.(a)	185
5,933	Monolithic Power Systems, Inc.	745
1,465	MoSys, Inc.(a)	1
4,903	NeoPhotonics Corp.(a),(b)	41
974	NVE Corp.	103
65,941	ON Semiconductor Corp.(a)	1,215
5,286	Pixelworks, Inc.(a)	24
4,398	Power Integrations, Inc.	278
9,826	QuickLogic Corp.(a)	10
16,362	Rambus, Inc.(a)	178
9,996	Semtech Corp.(a)	556
6,872	Silicon Laboratories, Inc.(a)	631
1,985	SMART Global Holdings, Inc.(a)	57
9,200	SunPower Corp.(a),(b)	67
5,229	Synaptics, Inc.(a)	239
6,605	Universal Display Corp.(b)	779
		13,580

Systems Software (2.2%)

6,913	A10 Networks, Inc.(a)	42
3,453	Appian Corp.(a)	114
1,934	Carbon Black, Inc.(a)	41
5,901	CommVault Systems, Inc.(a)	413
30,522	Dell Technologies, Inc. "V"(a)	2,964
27,463	FireEye, Inc.(a)	467
3,900	ForeScout Technologies, Inc.(a)	147
22,018	Fortinet, Inc.(a)	2,032
5,073	Imperva, Inc.(a)	236
4,683	OneSpan, Inc.(a)	89
7,313	Progress Software Corp.	258
7,795	Proofpoint, Inc.(a)	829
4,934	Qualys, Inc.(a)	440
6,794	Rapid7, Inc.(a)	251

Portfolio of Investments | 42

		Market
Number		Value
of Shares	Security	(000)

6,574	Rubicon Project, Inc.(a)	$24
9,980	SailPoint Technologies Holding, Inc.(a)	339
3,863	SecureWorks Corp. "A"(a)	57
27,235	ServiceNow, Inc.(a)	5,328
10,506	Tableau Software, Inc. "A"(a)	1,174
1,337	Tenable Holdings, Inc.(a)	52
18,079	TiVo Corp.	225
4,243	Varonis Systems, Inc.(a)	311
11,166	VMware, Inc. "A"(a)	1,742
1,974	Zscaler, Inc.(a)	80
1,543	Zuora, Inc. "A"(a)	36
		17,691

Technology Distributors (0.7%)

4,284	Anixter International, Inc.(a)	301
13,382	Arrow Electronics, Inc.(a)	987
17,741	Avnet, Inc.	794
23,187	CDW Corp.	2,062
2,204	ePlus, Inc.(a)	204
5,507	Insight Enterprises, Inc.(a)	298
1,900	PC Connection, Inc.	74
1,516	PCM, Inc.(a)	30
3,608	ScanSource, Inc.(a)	144
4,401	SYNNEX Corp.	373
5,733	Tech Data Corp.(a)	410
		5,677

Technology Hardware, Storage, & Peripherals (0.3%)

17,506	3D Systems Corp.(a)	331
5,767	Avid Technology, Inc.(a)	34
6,048	Cray, Inc.(a)	130
12,634	Diebold Nixdorf, Inc.(b)	57
6,100	Eastman Kodak Co.(a),(b)	19
7,109	Electronics For Imaging, Inc.(a)	242
5,072	Immersion Corp.(a)	54
5,485	Intevac, Inc.(a)	29
18,598	NCR Corp.(a)	528
25,210	Pure Storage, Inc. "A"(a)	654
5,670	Quantum Corp.(a)	14
2,692	TransAct Technologies, Inc.	39
7,417	USA Technologies, Inc.(a)	53
		2,184
	Total Information Technology	148,987

Materials (4.8%)

Aluminum (0.2%)

28,246	Alcoa Corp.(a)	1,141
7,937	Century Aluminum Co.(a)	95
2,556	Kaiser Aluminum Corp.	279
		1,515

Commodity Chemicals (0.4%)

4,587	AdvanSix, Inc.(a)	156
9,440	Cabot Corp.	592
1,620	Hawkins, Inc.	67
3,456	Koppers Holdings, Inc.(a)	108
3,366	Kronos Worldwide, Inc.	55
1,700	Loop Industries, Inc.(a),(b)	17
25,949	Olin Corp.	666
4,189	Trecora Resources(a)	59
3,711	Tredegar Corp.	80
6,539	Trinseo S.A.	512
15,474	Tronox Ltd. "A"	185

43 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

29,281	Valvoline, Inc.	$630
5,649	Westlake Chemical Corp.	469
		3,596

Construction Materials (0.1%)

7,323	Eagle Materials, Inc.	624
2,885	Forterra, Inc.(a)	22
17,224	Summit Materials, Inc. "A"(a)	313
2,627	U.S. Concrete, Inc.(a)	120
311	United States Lime & Minerals, Inc.	25
		1,104

Diversified Chemicals (0.3%)

27,101	Chemours Co.	1,069
32,571	Huntsman Corp.	887
2,939	LSB Industries, Inc.(a)	28
		1,984

Diversified Metals & Mining (0.1%)

5,446	Compass Minerals International, Inc.	366
21,436	General Moly, Inc.(a)	8
3,097	Materion Corp.	188
15,315	Solitario Zinc Corp.(a)	5
74	U.S. Gold Corp.(a)	—
		567

Fertilizers & Agricultural Chemicals (0.1%)

3,270	AgroFresh Solutions, Inc.(a)	20
3,882	American Vanguard Corp.	70
18,112	Intrepid Potash, Inc.(a)	65
5,841	Scotts Miracle-Gro Co.	460
		615

Forest Products (0.1%)

5,862	Boise Cascade Co.	216
21,882	Louisiana-Pacific Corp.	579
		795

Gold (0.1%)

8,706	Gold Resource Corp.	45
36,703	McEwen Mining, Inc.(b)	71
5,475	Pershing Gold Corp.(a)	7
10,083	Royal Gold, Inc.	777
		900

Industrial Gases (0.0%)

22 MagneGas Corp.(a)—

Metal & Glass Containers (0.5%)

9,688	AptarGroup, Inc.	1,044
20,191	Berry Global Group, Inc.(a)	977
20,705	Crown Holdings, Inc.(a)	994
4,371	Greif, Inc. "A"	234
1,017	Greif, Inc. "B"	59
5,323	Myers Industries, Inc.	124
25,629	Owens-Illinois, Inc.(a)	482
12,070	Silgan Holdings, Inc.	335
		4,249

Paper Packaging (0.3%)

14,048	Bemis Co., Inc.	683
47,575	Graphic Packaging Holding Co.	667

Portfolio of Investments | 44

		Market
Number		Value
of Shares	Security	(000)

15,359	Sonoco Products Co.	$852
1,471	UFP Technologies, Inc.(a)	54
		2,256

Paper Products (0.2%)

2,534	Clearwater Paper Corp.(a)	75
9,442	Domtar Corp.	492
13,378	KapStone Paper and Packaging Corp.	454
6,229	Mercer International, Inc.	105
2,503	Neenah, Inc.	216
6,319	PH Glatfelter Co.	121
12,838	Resolute Forest Products, Inc.(a)	166
4,407	Schweitzer-Mauduit International, Inc.	169
5,490	Verso Corp. "A"(a)	185
		1,983

Precious Metals & Minerals (0.0%)

9,302 Golden Minerals Co.(a)	2

Silver (0.0%)

28,493	Coeur Mining, Inc.(a)	152
69,254	Hecla Mining Co.	193
		345

Specialty Chemicals (1.6%)

4,402	A Schulman, Inc.(a),(c),(d)	—
2,935	Advanced Emissions Solutions, Inc.	35
9,543	Ashland Global Holdings, Inc.	800
32,819	Axalta Coating Systems Ltd.(a)	957
4,848	Balchem Corp.	543
20,668	Celanese Corp.	2,356
1,295	Chase Corp.	156
13,135	Ferro Corp.(a)	305
8,081	Flotek Industries, Inc.(a)	19
3,639	FutureFuel Corp.	68
10,983	GCP Applied Technologies, Inc.(a)	292
7,981	HB Fuller Co.	412
6,519	Ingevity Corp.(a)	664
3,017	Innophos Holdings, Inc.	134
4,011	Innospec, Inc.	308
1,984	KMG Chemicals, Inc.	150
4,717	Kraton Corp.(a)	222
5,478	Minerals Technologies, Inc.	370
1,371	NewMarket Corp.	556
699	Northern Technologies International Corp.	24
6,506	OMNOVA Solutions, Inc.(a)	64
34,204	Platform Specialty Products Corp.(a)	427
12,483	PolyOne Corp.	546
3,954	PQ Group Holdings, Inc.(a)	69
2,000	Quaker Chemical Corp.	404
7,822	Rayonier Advanced Materials, Inc.	144
20,752	RPM International, Inc.	1,348
7,801	Senomyx, Inc.(a)	12
6,656	Sensient Technologies Corp.	509
2,878	Stepan Co.	250
6,929	Valhi, Inc.	16
7,386	Venator Materials plc(a)	67
10,306	WR Grace & Co.	737
		12,964

Steel (0.8%)

48,143	AK Steel Holding Corp.(a)	236
19,439	Allegheny Technologies, Inc.(a)	574
1,955	Ampco-Pittsburgh Corp.(a)	12

45 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

7,069	Carpenter Technology Corp.	$417
45,149	Cleveland-Cliffs, Inc.(a)	572
17,547	Commercial Metals Co.	360
2,787	Friedman Industries, Inc.	26
2,039	Haynes International, Inc.	72
1,597	Olympic Steel, Inc.	33
11,267	Reliance Steel & Aluminum Co.	961
2,400	Ryerson Holding Corp.(a)	27
4,015	Schnitzer Steel Industries, Inc. "A"	109
35,952	Steel Dynamics, Inc.	1,625
9,743	SunCoke Energy, Inc.(a)	113
2,147	Synalloy Corp.	49
5,808	TimkenSteel Corp.(a)	86
27,323	United States Steel Corp.	833
1,302	Universal Stainless & Alloy Products, Inc.(a)	33
6,981	Warrior Met Coal, Inc.	189
6,215	Worthington Industries, Inc.	269
		6,596
	Total Materials	39,471

Real Estate (7.8%)

Diversified Real Estate Activities (0.0%)

1,011	Consolidated-Tomoka Land Co.	63
1,340	RMR Group, Inc. "A"	125
10,898	St Joe Co.(a)	183
3,190	Tejon Ranch Co.(a)	69
		440

Real Estate Development (0.1%)

1,509	Forestar Group, Inc.(a)	32
6,183	Howard Hughes Corp.(a)	768
2,281	Maui Land & Pineapple Co., Inc.(a)	29
511	Stratus Properties, Inc.(a)	16
		845

Real Estate Operating Companies (0.1%)

1,631	American Realty Investors, Inc.(a)	28
4,638	Essential Properties Realty Trust, Inc.	66
1,209	FRP Holdings, Inc.(a)	75
1,073	Griffin Industrial Realty, Inc.	42
20,399	Kennedy-Wilson Holdings, Inc.	438
1,486	Rafael Holdings, Inc. "B"(a)	12
1,093	Trinity Place Holdings, Inc.(a)	7
		668

Real Estate Services (0.3%)

1,818	Altisource Portfolio Solutions S.A.(a)	58
4,711	eXp World Holdings, Inc.(a)	87
5,858	HFF, Inc. "A"	249
7,034	Jones Lang LaSalle, Inc.	1,015
2,728	Marcus & Millichap, Inc.(a)	95
4,732	Newmark Group, Inc. "A"	53
2,929	RE/MAX Holdings, Inc. "A"	130
19,073	Realogy Holdings Corp.(b)	394
10,403	Redfin Corp.(a),(b)	194
		2,275

REITs - Diversified (1.0%)

10,584	Alexander & Baldwin, Inc.	240
5,835	American Assets Trust, Inc.	218
7,680	Armada Hoffler Properties, Inc.	116
75,156	Colony Capital, Inc.	458
21,744	Empire State Realty Trust, Inc. "A"	361

Portfolio of Investments | 46

		Market
Number		Value
of Shares	Security	(000)

40,942	Forest City Realty Trust, Inc. "A"	$1,027
5,033	Gladstone Commercial Corp.	96
11,174	Global Net Lease, Inc.	233
11,959	iStar, Inc.	134
31,494	Lexington Realty Trust	261
22,648	Liberty Property Trust	957
2,978	One Liberty Properties, Inc.	83
3,004	PS Business Parks, Inc.	382
27,635	STORE Capital Corp.	768
148,152	VEREIT, Inc.	1,076
11,952	Washington Real Estate Investment Trust	366
16,708	WP Carey, Inc.	1,074
		7,850

REITs - Health Care (0.8%)

12,118	CareTrust REIT, Inc.	215
2,796	Community Healthcare Trust, Inc.	87
2,946	Global Medical REIT, Inc.	28
19,124	Healthcare Realty Trust, Inc.	560
31,565	Healthcare Trust of America, Inc. "A"	842
6,172	LTC Properties, Inc.	272
4,425	MedEquities Realty Trust, Inc.	43
55,582	Medical Properties Trust, Inc.	829
6,241	National Health Investors, Inc.	472
14,071	New Senior Investment Group, Inc.	83
30,915	Omega Healthcare Investors, Inc.	1,013
27,835	Physicians Realty Trust	469
27,219	Sabra Health Care REIT, Inc.	629
36,130	Senior Housing Properties Trust	634
2,237	Universal Health Realty Income Trust	166
		6,342

REITs - Hotel & Resort (0.8%)

32,853	Apple Hospitality REIT, Inc.	575
13,385	Ashford Hospitality Trust, Inc.	85
5,078	Braemar Hotels & Resorts, Inc.	60
6,442	Chatham Lodging Trust	135
8,980	Chesapeake Lodging Trust	288
151	Condor Hospitality Trust, Inc.	2
6,237	CorePoint Lodging, Inc.	121
31,613	DiamondRock Hospitality Co.	369
6,587	Hersha Hospitality Trust	149
25,197	Hospitality Properties Trust	727
16,931	LaSalle Hotel Properties	586
31,428	Park Hotels & Resorts, Inc.	1,031
11,019	Pebblebrook Hotel Trust(b)	401
27,386	RLJ Lodging Trust	603
7,868	Ryman Hospitality Properties, Inc.	678
16,267	Summit Hotel Properties, Inc.	220
34,433	Sunstone Hotel Investors, Inc.	563
17,434	Xenia Hotels & Resorts, Inc.	413
		7,006

REITs - Industrial (0.4%)

8,321	Americold Realty Trust	208
5,483	EastGroup Properties, Inc.	524
19,315	First Industrial Realty Trust, Inc.	607
24,671	Gramercy Property Trust	677
2,700	Industrial Logistics Properties Trust	62
840	Innovative Industrial Properties, Inc.	41
12,241	Monmouth Real Estate Investment Corp.	205
14,025	Rexford Industrial Realty, Inc.	448
16,047	STAG Industrial, Inc.	441

47 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

8,380	Terreno Realty Corp.	$316
		3,529

REITs - Office (1.1%)

27,407	Brandywine Realty Trust	431
2,998	CIM Commercial Trust Corp.	42
5,013	City Office REIT, Inc.	63
18,064	Columbia Property Trust, Inc.	427
15,539	Corporate Office Properties Trust	464
65,203	Cousins Properties, Inc.	580
24,612	Douglas Emmett, Inc.	928
9,266	Easterly Government Properties, Inc.	180
18,620	Equity Commonwealth(a)	598
15,738	Franklin Street Properties Corp.	126
14,908	Government Properties Income Trust	168
15,935	Highwoods Properties, Inc.	753
23,986	Hudson Pacific Properties, Inc.	785
16,082	JBG SMITH Properties	592
15,182	Kilroy Realty Corp.	1,088
13,234	Mack-Cali Realty Corp.	281
9,768	NorthStar Realty Europe Corp.	138
33,090	Paramount Group, Inc.	499
19,792	Piedmont Office Realty Trust, Inc. "A"	375
9,802	Select Income REIT	215
7,404	Tier REIT, Inc.	178
		8,911

REITs - Residential (0.9%)

21,380	American Campus Communities, Inc.	880
39,402	American Homes 4 Rent "A"	863
4,733	Bluerock Residential Growth REIT, Inc.	46
3,601	BRT Apartments Corp.	43
14,276	Camden Property Trust	1,336
3,981	Clipper Realty, Inc.	54
13,647	Equity LifeStyle Properties, Inc.	1,316
9,073	Front Yard Residential Corp.	99
13,622	Independence Realty Trust, Inc.	143
19,805	Investors Real Estate Trust	118
45,415	Invitation Homes, Inc.	1,041
3,248	NexPoint Residential Trust, Inc.	108
6,566	Preferred Apartment Communities, Inc. "A"	115
12,312	Sun Communities, Inc.	1,250
5,693	UMH Properties, Inc.	89
		7,501

REITs - Retail (1.0%)

12,259	Acadia Realty Trust	344
4,964	Agree Realty Corp.	264
553	Alexander's, Inc.	190
6,924	American Finance Trust, Inc.	106
47,285	Brixmor Property Group, Inc.	828
25,400	CBL & Associates Properties, Inc.(b)	101
12,109	Cedar Realty Trust, Inc.	56
22,410	DDR Corp.	300
4,438	Getty Realty Corp.	127
12,411	Kite Realty Group Trust	207
24,079	National Retail Properties, Inc.	1,079
10,348	Pennsylvania Real Estate Investment Trust	98
12,330	Ramco-Gershenson Properties Trust	168
18,131	Retail Opportunity Investments Corp.	338
32,927	Retail Properties of America, Inc. "A"	401
2,434	Retail Value, Inc.(a)	80
1,841	Saul Centers, Inc.	103
4,194	Seritage Growth Properties "A"(b)	199
6,802	Spirit MTA REIT	78

Portfolio of Investments | 48

		Market
Number		Value
of Shares	Security	(000)

68,029	Spirit Realty Capital, Inc.	$548
15,295	Tanger Factory Outlet Centers, Inc.	350
9,740	Taubman Centers, Inc.	583
15,710	Urban Edge Properties	347
4,981	Urstadt Biddle Properties, Inc. "A"	106
30,002	Washington Prime Group, Inc.	219
18,323	Weingarten Realty Investors	545
7,047	Whitestone REIT	98
		7,863

REITs - Specialized (1.3%)

7,387	CatchMark Timber Trust, Inc. "A"	84
17,915	CoreCivic, Inc.	436
2,295	CorEnergy Infrastructure Trust, Inc.(b)	86
5,628	CoreSite Realty Corp.	625
28,024	CubeSmart	800
15,184	CyrusOne, Inc.	963
11,142	EPR Properties	762
5,867	Farmland Partners, Inc.	39
10,273	Four Corners Property Trust, Inc.	264
31,105	Gaming and Leisure Properties, Inc.	1,096
18,701	GEO Group, Inc.	471
1,785	Gladstone Land Corp.	22
6,218	InfraREIT, Inc.(a)	132
1,863	Jernigan Capital, Inc.	36
12,881	Lamar Advertising Co. "A"	1,002
7,129	Life Storage, Inc.	678
8,526	National Storage Affiliates Trust	217
22,277	Outfront Media, Inc.	444
9,422	PotlatchDeltic Corp.	386
7,599	QTS Realty Trust, Inc. "A"	324
19,841	Rayonier, Inc.	671
1,418	Safety, Income & Growth, Inc.	27
26,939	Uniti Group, Inc.(a)	543
11,756	VICI Properties, Inc.	254
		10,362
	Total Real Estate	63,592

Utilities (2.6%)

Electric Utilities (0.7%)

7,872	ALLETE, Inc.	590
8,369	Avangrid, Inc.	401
6,588	El Paso Electric Co.	377
3,673	Genie Energy Ltd. "B"	20
17,112	Hawaiian Electric Industries, Inc.	609
7,724	IDACORP, Inc.	766
5,537	MGE Energy, Inc.	354
30,591	OGE Energy Corp.	1,111
5,878	Otter Tail Corp.	282
11,944	PNM Resources, Inc.	471
13,614	Portland General Electric Co.	621
2,263	Spark Energy, Inc. "A"(b)	19
		5,621

Gas Utilities (0.9%)

17,033	Atmos Energy Corp.	1,600
2,612	Chesapeake Utilities Corp.	219
13,176	National Fuel Gas Co.	739
13,782	New Jersey Resources Corp.	635
4,404	Northwest Natural Holding Co.	295
8,052	ONE Gas, Inc.	662
1,321	RGC Resources, Inc.	35
13,124	South Jersey Industries, Inc.	463
7,584	Southwest Gas Holdings, Inc.	599

49 | USAA Extended Market Index Fund

		Market
Number		Value
of Shares	Security	(000)

7,623	Spire, Inc.	$561
26,803	UGI Corp.	1,487
		7,295

Independent Power Producers & Energy Traders (0.2%)

6,065	Clearway Energy, Inc. "A"	116
10,858	Clearway Energy, Inc. "C"	209
61,030	Vistra Energy Corp.(a)	1,518
		1,843

Multi-Utilities (0.4%)

10,331	Avista Corp.	522
8,064	Black Hills Corp.	468
30,233	MDU Resources Group, Inc.	777
7,806	NorthWestern Corp.	458
2,550	Unitil Corp.	130
13,062	Vectren Corp.	934
		3,289

Renewable Energy (0.1%)

7,353	Ormat Technologies, Inc.	398
13,384	Pattern Energy Group, Inc. "A"	266
11,381	TerraForm Power, Inc. "A"	131
		795

Water Utilities (0.3%)

5,470	American States Water Co.	334
27,284	Aqua America, Inc.	1,007
1,801	AquaVenture Holdings Ltd.(a)	33
1,250	Artesian Resources Corp. "A"	46
4,834	Cadiz, Inc.(a)	54
7,033	California Water Service Group	302
1,633	Connecticut Water Service, Inc.	113
2,592	Middlesex Water Co.	125
2,322	SJW Group	142
2,157	York Water Co.	66
		2,222
	Total Utilities	21,065
	Total Common Stocks (cost: $513,918)	810,523

WARRANTS (0.0%)

Energy (0.0%)

Oil & Gas Exploration & Production (0.0%)

2,950 Comstock Resources, Inc.(a) (cost: $190)	25
Total Warrants (cost: $190)	25
Total Equity Securities (cost: $514,108)	810,548

MONEY MARKET INSTRUMENTS (0.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)

4,930,556 State Street Institutional Treasury Money Market Fund Premier Class, 1.95%(f)
(cost: $4,930)	4,930

Portfolio of Investments | 50

Principal		Market
Amount		Value
(000)	Security	(000)

U.S. TREASURY SECURITIES (0.0%)

Bills (0.0%)(g)

$295 2.11%, 12/06/2018(e) (cost: $294)	294
Total U.S. Treasury Securities (cost: $294)	294
Total Money Market Instruments (cost: $5,224)	5,224

Number

of Shares

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.4%)

215,000	Fidelity Government Portfolio Class I, 1.95%(f)					$215
5,452,923	Goldman Sachs Financial Square Government Fund Institutional Class, 1.95%(f)					5,453
161,327	HSBC US Government Money Market Fund Class I, 1.96%(f)					161
11,911,769	Invesco Government & Agency Portfolio Institutional Class, 1.92%(f)					11,912
1,155,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 1.94%(f)					1,155
427,548	Western Asset Institutional Government Reserves Institutional Class, 1.98%(f)					428
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $19,324)					19,324
	Total Investments (cost: $538,656)					$835,096

						Unrealized
						Appreciation/
Number of		Expiration	Notional		Contract	(Depreciation)
Contracts	Description	Date	Amount (000)		Value (000)	(000)

	FUTURES (0.8%)
	LONG FUTURES
	Equity Contracts
38	Russell 2000 E-mini
	Index	12/21/2018	USD	3,262	$3,232	$(30)
16	S&P MidCap 400
	E-mini Index	12/21/2018	USD	3,265	3,240	(25)
	Total Long Futures
					$6,472	$(55)
	Total Futures
					$6,472	$(55)

51 | USAA Extended Market Index Fund

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 810,523	$—	$—	$ 810,523
Warrants	25	—	—	25
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	4,930	—	—	4,930
U.S. Treasury Securities	294	—	—	294
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	19,324	—	—	19,324
Total	$835,096	$—	$—	$835,096
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$(55)	$—	$—	$(55)

Total	$(55)	$—	$—	$(55)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2018, through September 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 52

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Extended Market Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

53 | USAA Extended Market Index Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4.Repurchase agreements are valued at cost.

5.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

6.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Notes to Portfolio of Investments | 54

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At September 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$17,774,000	$—	$19,324,000

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at September 30, 2018, did not include master netting provisions.

55 | USAA Extended Market Index Fund

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $816,421,000 at September 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No.

33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

G.Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

H. Subsequent event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Funds, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Funds, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds' Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Funds' respective

Notes to Portfolio of Investments | 56

investment objectives and principal investment strategies.

CATEGORIES AND DEFINITIONS

Warrants – Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

MTA	Metropolitan Transportation Authority
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of September 30, 2018.

(c)Security was fair valued at September 30, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees.

(d)Security was classified as Level 3.

(e)Securities with a value of $1,658,000 are segregated as collateral for initial margin requirements on open futures contracts.

(f)Rate represents the money market fund annualized seven-day yield at September 30, 2018.

(g)Rate represents an annualized yield at time of purchase, not coupon rate.

57 | USAA Extended Market Index Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA GLOBAL MANAGED VOLATILITY FUND

SEPTEMBER 30, 2018

(Form N-Q)

88396-1118	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Global Managed Volatility Fund

September 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (94.5%)

COMMON STOCKS (28.3%)

Communication Services (1.3%)

Advertising (0.2%)

27,677	Interpublic Group of Companies, Inc.	$633
27,190	Omnicom Group, Inc.	1,849
		2,482

Alternative Carriers (0.0%)

11,020 Zayo Group Holdings, Inc.(a),(b)	383

Broadcasting (0.0%)

6,570 CBS Corp. "B"	377

Cable & Satellite (0.3%)

27,050	Comcast Corp. "A"	958
5,390	Liberty Broadband Corp. "C"(a)	454
22,270	Liberty Media Corp-Liberty SiriusXM "C"(a)	968
57,390	Sirius XM Holdings, Inc.	363
		2,743

Integrated Telecommunication Services (0.3%)

31,988	AT&T, Inc.	1,074
41,340	Verizon Communications, Inc.	2,207
		3,281

Interactive Media & Services (0.0%)

13,260 Twitter, Inc.(a)	377

Movies & Entertainment (0.4%)

1,070	Netflix, Inc.(a)	401
8,950	Twenty-First Century Fox, Inc. "B"	410
14,750	Viacom, Inc. "B"	498
23,560	Walt Disney Co.	2,755
		4,064

Wireless Telecommunication Services (0.1%)

6,200 T-Mobile US, Inc.(a)	435
Total Communication Services	14,142

Consumer Discretionary (2.8%)

Apparel Retail (0.5%)

33,490	Gap, Inc.	966
21,250	L Brands, Inc.	644
13,780	Ross Stores, Inc.	1,366
20,240	TJX Companies, Inc.	2,267
		5,243

1| USAA Global Managed Volatility Fund

		Market
Number		Value
of Shares	Security	(000)

Apparel, Accessories & Luxury Goods (0.2%)

19,760	Hanesbrands, Inc.	$364
6,430	Michael Kors Holdings Ltd.(a)	441
8,400	Ralph Lauren Corp.	1,155
		1,960

Automobile Manufacturers (0.0%)

41,010 Ford Motor Co.	379

Casinos & Gaming (0.0%)

5,380 Las Vegas Sands Corp.	319

Computer & Electronics Retail (0.0%)

4,489 Best Buy Co., Inc.	356

Consumer Electronics (0.1%)

6,770 Garmin Ltd.	474

Department Stores (0.3%)

15,960	Kohl's Corp.	1,190
30,220	Macy's, Inc.	1,050
6,560	Nordstrom, Inc.	392
		2,632

Distributors (0.1%)

12,490 Genuine Parts Co.	1,242

Footwear (0.1%)

10,280 NIKE, Inc. "B"	871

General Merchandise Stores (0.4%)

16,050	Dollar General Corp.	1,754
8,380	Dollar Tree, Inc.(a)	683
20,117	Target Corp.	1,775
		4,212

Home Improvement Retail (0.1%)

6,160 Home Depot, Inc.	1,276

Hotels, Resorts & Cruise Lines (0.4%)

7,570	Carnival Corp.	483
6,360	Hilton Worldwide Holdings, Inc.	514
8,440	Marriott International, Inc. "A"	1,114
15,380	Norwegian Cruise Line Holdings Ltd.(a)	883
6,380	Royal Caribbean Cruises Ltd.	829
		3,823

Internet & Direct Marketing Retail (0.4%)

790	Amazon.com, Inc.(a)	1,582
220	Booking Holdings, Inc.(a),(b)	437
19,180	eBay, Inc.(a)	633
60,030	Qurate Retail, Inc.(a),(b)	1,333
		3,985

Leisure Products (0.0%)

3,180 Polaris Industries, Inc.	321

Restaurants (0.2%)

6,544	Darden Restaurants, Inc.	728
19,860	Starbucks Corp.	1,129
		1,857

|2

		Market
Number		Value
of Shares	Security	(000)

Specialized Consumer Services (0.0%)

17,960 H&R Block, Inc.$ 463

Specialty Stores (0.0%)

4,930 Tractor Supply Co.	448
Total Consumer Discretionary	29,861

Consumer Staples (2.7%)

Agricultural Products (0.1%)

11,384 Ingredion, Inc.	1,195

Brewers (0.1%)

12,280 Molson Coors Brewing Co. "B"	755

Distillers & Vintners (0.0%)

9,702 Brown-Forman Corp. "B"	490

Drug Retail (0.1%)

17,340 Walgreens Boots Alliance, Inc.	1,264

Food Distributors (0.0%)

7,630 Sysco Corp.	559

Food Retail (0.0%)

13,910 Kroger Co.	405

Household Products (0.9%)

33,030	Church & Dwight Co., Inc.	1,961
8,730	Clorox Co.	1,313
13,120	Kimberly-Clark Corp.	1,491
53,968	Procter & Gamble Co.	4,492
		9,257

Hypermarkets & Super Centers (0.1%)

4,400 Costco Wholesale Corp.	1,034

Packaged Foods & Meats (0.8%)

48,980	Conagra Brands, Inc.	1,664
29,380	General Mills, Inc.	1,261
15,390	Hormel Foods Corp.	607
10,620	JM Smucker Co.	1,090
22,470	Kellogg Co.	1,573
4,450	McCormick & Co., Inc.	586
21,809	Tyson Foods, Inc. "A"	1,298
		8,079

Personal Products (0.1%)

4,060 Estee Lauder Companies, Inc. "A"	590

Soft Drinks (0.3%)

26,760 PepsiCo, Inc.	2,992

Tobacco (0.2%)

37,840 Altria Group, Inc.	2,282
Total Consumer Staples	28,902

Energy (1.8%)

Integrated Oil & Gas (0.4%)

16,634	Chevron Corp.	2,034
16,510	Exxon Mobil Corp.	1,404

3| USAA Global Managed Volatility Fund

		Market
Number		Value
of Shares	Security	(000)

5,010	Occidental Petroleum Corp.	$411
		3,849

Oil & Gas Exploration & Production (0.8%)

9,910	Anadarko Petroleum Corp.	668
45,370	Antero Resources Corp.(a)	804
10,560	Apache Corp.	503
12,600	Cimarex Energy Co.	1,171
44,950	ConocoPhillips	3,479
4,660	Continental Resources, Inc.(a)	318
2,940	Diamondback Energy, Inc.	397
15,410	Marathon Oil Corp.	359
33,530	Newfield Exploration Co.(a)	967
		8,666

Oil & Gas Refining & Marketing (0.5%)

19,400	HollyFrontier Corp.	1,356
15,680	Marathon Petroleum Corp.	1,254
19,680	Valero Energy Corp.	2,239
		4,849

Oil & Gas Storage & Transportation (0.1%)

12,740	ONEOK, Inc.	864
26,660	Plains GP Holdings, LP "A"	654
		1,518
	Total Energy	18,882

Financials (3.9%)

Asset Management & Custody Banks (0.2%)

15,200	Franklin Resources, Inc.	462
18,190	SEI Investments Co.	1,111
4,760	T. Rowe Price Group, Inc.	520
		2,093

Consumer Finance (0.3%)

47,680	Ally Financial, Inc.	1,261
5,450	Capital One Financial Corp.	518
9,120	Discover Financial Services	697
14,250	Synchrony Financial	443
		2,919

Diversified Banks (0.2%)

6,920	J.P. Morgan Chase & Co.	781
18,240	U.S. Bancorp.	963
		1,744

Financial Exchanges & Data (0.2%)

2,140	CME Group, Inc.	364
3,970	Moody's Corp.	664
3,100	MSCI, Inc.	550
3,440	S&P Global, Inc.	672
		2,250

Life & Health Insurance (0.6%)

52,842	Aflac, Inc.	2,488
7,090	Athene Holding Ltd. "A"(a),(b)	366
7,360	Principal Financial Group, Inc.	431
3,820	Prudential Financial, Inc.	387
25,830	Torchmark Corp.	2,239
		5,911

|4

		Market
Number		Value
of Shares	Security	(000)

Multi-Line Insurance (0.4%)

20,480	American Financial Group, Inc.	$2,273
16,070	Hartford Financial Services Group, Inc.	803
31,959	Loews Corp.	1,605
		4,681

Other Diversified Financial Services (0.1%)

12,300 Voya Financial, Inc.	611

Property & Casualty Insurance (0.4%)

14,777	Allstate Corp.	1,458
24,840	Progressive Corp.	1,765
6,497	Travelers Companies, Inc.	843
		4,066

Regional Banks (1.0%)

26,450	BB&T Corp.	1,284
6,170	Comerica, Inc.	557
27,650	East West Bancorp, Inc.	1,669
29,890	Fifth Third Bancorp	835
123,080	Huntington Bancshares, Inc.	1,836
72,580	Regions Financial Corp.	1,332
22,210	SunTrust Banks, Inc.	1,483
1,790	SVB Financial Group(a)	556
31,050	Zions Bancorporation	1,557
		11,109

Reinsurance (0.1%)

7,674 Reinsurance Group of America, Inc.	1,109

REITs - Mortgage (0.4%)

110,112	AGNC Investment Corp.	2,052
268,844	Annaly Capital Management, Inc.	2,750
		4,802
	Total Financials	41,295

Health Care (3.4%)

Biotechnology (0.3%)

2,632	Amgen, Inc.	546
2,580	Biogen, Inc.(a)	912
3,850	Celgene Corp.(a)	344
13,385	Gilead Sciences, Inc.	1,033
3,300	United Therapeutics Corp.(a)	422
		3,257

Health Care Distributors (0.3%)

7,670	AmerisourceBergen Corp.	708
11,240	Cardinal Health, Inc.	607
11,540	Henry Schein, Inc.(a)	981
3,220	McKesson Corp.	427
		2,723

Health Care Equipment (0.5%)

860	ABIOMED, Inc.(a)	387
4,540	Edwards Lifesciences Corp.(a)	791
1,930	IDEXX Laboratories, Inc.(a)	482
870	Intuitive Surgical, Inc.(a)	499
8,940	Medtronic plc	880
5,630	ResMed, Inc.	649
2,560	Stryker Corp.	455

5| USAA Global Managed Volatility Fund

		Market
Number		Value
of Shares	Security	(000)

8,240	Varian Medical Systems, Inc.(a)	$922
		5,065

Health Care Facilities (0.2%)

8,886	HCA Healthcare, Inc.	1,236
11,040	Universal Health Services, Inc. "B"	1,412
		2,648

Health Care Services (0.5%)

7,520	CVS Health Corp.	592
13,010	DaVita, Inc.(a)	932
10,801	Laboratory Corp. of America Holdings(a)	1,876
18,499	Quest Diagnostics, Inc.	1,996
		5,396

Health Care Supplies (0.1%)

1,570 Align Technology, Inc.(a)	614

Life Sciences Tools & Services (0.2%)

1,560	Illumina, Inc.(a)	572
1,190	Mettler-Toledo International, Inc.(a)	725
3,370	Waters Corp.(a)	656
		1,953

Managed Health Care (0.6%)

7,082	Anthem, Inc.	1,941
3,130	Centene Corp.(a)	453
8,987	Cigna Corp.	1,872
1,480	Humana, Inc.	501
8,120	UnitedHealth Group, Inc.	2,160
		6,927

Pharmaceuticals (0.7%)

15,000	Bristol-Myers Squibb Co.	931
10,630	Eli Lilly & Co.	1,141
2,340	Jazz Pharmaceuticals plc(a)	393
7,560	Johnson & Johnson	1,045
10,670	Mylan N.V.(a)	391
57,350	Pfizer, Inc.	2,527
8,360	Zoetis, Inc.	765
		7,193
	Total Health Care	35,776

Industrials (2.0%)

Aerospace & Defense (0.7%)

1,610	Boeing Co.	599
5,192	Huntington Ingalls Industries, Inc.	1,330
4,840	Lockheed Martin Corp.	1,674
10,140	Raytheon Co.	2,096
4,140	Spirit AeroSystems Holdings, Inc. "A"	379
6,460	United Technologies Corp.	903
		6,981

Agriculture & Farm Machinery (0.0%)

6,370 AGCO Corp.	387

Air Freight & Logistics (0.1%)

4,530	CH Robinson Worldwide, Inc.	444
9,920	Expeditors International of Washington, Inc.	729
		1,173

|6

		Market
Number		Value
of Shares	Security	(000)

Airlines (0.2%)

9,730	Delta Air Lines, Inc.	$563
12,840	Southwest Airlines Co.	802
4,440	United Continental Holdings, Inc.(a)	395
		1,760

Building Products (0.0%)

6,210 Owens Corning	337

Construction Machinery & Heavy Trucks (0.2%)

3,360	Cummins, Inc.	491
7,390	PACCAR, Inc.	504
7,830	WABCO Holdings, Inc.(a)	923
		1,918

Electrical Components & Equipment (0.1%)

2,650	Acuity Brands, Inc.	417
7,150	Eaton Corp. plc	620
		1,037

Environmental & Facilities Services (0.3%)

18,625	Republic Services, Inc.	1,354
18,927	Waste Management, Inc.	1,710
		3,064

Human Resource & Employment Services (0.0%)

4,550 Robert Half International, Inc.	320

Industrial Machinery (0.1%)

5,980	Dover Corp.	529
11,360	Pentair plc	493
1,960	Snap-on, Inc.	360
		1,382

Railroads (0.0%)

3,190 Union Pacific Corp.	519

Research & Consulting Services (0.1%)

4,810 Verisk Analytics, Inc.(a)	580

Trading Companies & Distributors (0.1%)

3,510	United Rentals, Inc.(a)	574
1,030	WW Grainger, Inc.	368
		942

Trucking (0.1%)

1,890	AMERCO	674
2,800	Old Dominion Freight Line, Inc.	452
		1,126
	Total Industrials	21,526

Information Technology (6.7%)

Application Software (0.5%)

2,400	Adobe Systems, Inc.(a)	648
24,660	Citrix Systems, Inc.(a)	2,741
7,740	Intuit, Inc.	1,760
3,730	salesforce.com, Inc.(a)	593
		5,742

7| USAA Global Managed Volatility Fund

		Market
Number		Value
of Shares	Security	(000)

Communications Equipment (0.7%)

40,430	Cisco Systems, Inc.	$1,967
11,800	F5 Networks, Inc.(a)	2,353
71,890	Juniper Networks, Inc.	2,154
3,910	Motorola Solutions, Inc.	509
2,090	Palo Alto Networks, Inc.(a)	471
		7,454

Data Processing & Outsourced Services (2.6%)

4,120	Alliance Data Systems Corp.	973
12,240	Automatic Data Processing, Inc.	1,844
15,840	Broadridge Financial Solutions, Inc.	2,090
22,660	Fidelity National Information Services, Inc.	2,471
57,490	First Data Corp. "A"(a)	1,407
31,060	Fiserv, Inc.(a)	2,559
6,990	FleetCor Technologies, Inc.(a)	1,592
14,460	Jack Henry & Associates, Inc.	2,315
11,500	Mastercard, Inc. "A"	2,560
32,270	Paychex, Inc.	2,377
51,840	Sabre Corp.(b)	1,352
6,400	Square, Inc. "A"(a),(b)	634
19,188	Total System Services, Inc.	1,895
10,930	Visa, Inc. "A"	1,640
94,530	Western Union Co.	1,802
		27,511

Electronic Manufacturing Services (0.1%)

14,380 TE Connectivity Ltd.	1,264

Internet Services & Infrastructure (0.1%)

4,850	Akamai Technologies, Inc.(a)	355
6,740	GoDaddy, Inc. "A"(a)	562
		917

IT Consulting & Other Services (0.9%)

10,050	Accenture plc "A"	1,711
29,450	Cognizant Technology Solutions Corp. "A"	2,272
16,180	DXC Technology Co.(b)	1,513
14,770	International Business Machines Corp.	2,233
22,950	Leidos Holdings, Inc. "C"	1,587
		9,316

Semiconductor Equipment (0.0%)

2,730 Lam Research Corp.	414

Semiconductors (0.3%)

18,200	Intel Corp.	861
13,750	Micron Technology, Inc.(a)	622
1,690	NVIDIA Corp.	475
4,820	Skyworks Solutions, Inc.	437
7,650	Texas Instruments, Inc.	821
		3,216

Systems Software (0.8%)

51,540	CA, Inc.	2,275
5,690	Fortinet, Inc.(a)	525
18,710	Microsoft Corp.	2,140
20,790	Oracle Corp.	1,072
3,340	Red Hat, Inc.(a)	455
2,620	ServiceNow, Inc.(a)	513
36,260	Symantec Corp.	772

|8

		Market
Number		Value
of Shares	Security	(000)

2,090	VMware, Inc. "A"(a)	$326
		8,078

Technology Distributors (0.3%)

17,790	Arrow Electronics, Inc.(a)	1,311
16,550	CDW Corp.	1,472
		2,783

Technology Hardware, Storage, & Peripherals (0.4%)

5,230	Apple, Inc.	1,181
46,700	Hewlett Packard Enterprise Co.	762
10,153	NetApp, Inc.	872
18,910	Seagate Technology plc	895
9,090	Western Digital Corp.	532
		4,242
	Total Information Technology	70,937

Materials (0.6%)

Commodity Chemicals (0.1%)

4,920 LyondellBasell Industries N.V. "A"	504

Diversified Chemicals (0.1%)

12,783 Eastman Chemical Co.	1,224

Industrial Gases (0.0%)

2,920 Praxair, Inc.	469

Paper Packaging (0.2%)

3,750	Avery Dennison Corp.	406
3,330	Packaging Corp. of America	365
14,290	WestRock Co.	764
		1,535

Specialty Chemicals (0.1%)

4,800	Celanese Corp.	547
7,580	PPG Industries, Inc.	827
		1,374

Steel (0.1%)

5,130	Nucor Corp.	326
9,360	Steel Dynamics, Inc.	423
		749
	Total Materials	5,855

Real Estate (1.5%)

Real Estate Services (0.1%)

12,500	CBRE Group, Inc. "A"(a)	551
3,360	Jones Lang LaSalle, Inc.	485
		1,036

REITs - Diversified (0.2%)

31,353	Liberty Property Trust	1,324
158,930	VEREIT, Inc.	1,154
		2,478

REITs - Health Care (0.1%)

9,060 Ventas, Inc.	493

REITs - Industrial (0.1%)

12,940 Prologis, Inc.	877

9| USAA Global Managed Volatility Fund

		Market
Number		Value
of Shares	Security	(000)

REITs - Office (0.1%)

5,070	Boston Properties, Inc.	$624
8,290	SL Green Realty Corp.	809
		1,433

REITs - Residential (0.6%)

12,690	AvalonBay Communities, Inc.	2,299
23,860	Camden Property Trust	2,232
20,740	Mid-America Apartment Communities, Inc.	2,078
		6,609

REITs - Retail (0.2%)

17,690	Regency Centers Corp.	1,144
3,630	Simon Property Group, Inc.	642
		1,786

REITs - Specialized (0.1%)

4,180	Public Storage	843
14,640	Weyerhaeuser Co.	472
		1,315
	Total Real Estate	16,027

Utilities (1.6%)

Electric Utilities (0.8%)

26,300	American Electric Power Co., Inc.	1,864
11,130	Entergy Corp.	903
31,940	Exelon Corp.	1,395
3,730	NextEra Energy, Inc.	625
16,710	OGE Energy Corp.	607
19,605	Pinnacle West Capital Corp.	1,552
13,760	PPL Corp.	403
21,890	Southern Co.	954
		8,303

Multi-Utilities (0.8%)

36,450	Ameren Corp.	2,305
37,230	CMS Energy Corp.	1,824
23,957	Consolidated Edison, Inc.	1,825
11,390	Public Service Enterprise Group, Inc.	601
25,740	WEC Energy Group, Inc.	1,719
		8,274
	Total Utilities	16,577
	Total Common Stocks (cost: $273,357)	299,780

EXCHANGE-TRADED FUNDS (21.2%)

100,000	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(c)	5,875
92,410	Invesco FTSE RAFI U.S. 1000 ETF	10,975
106,900	iShares Core S&P 500 ETF	31,293
1,271,700	iShares Edge MSCI Min Vol USA ETF	72,538
128,450	iShares Edge MSCI USA Momentum Factor ETF	15,285
266,490	iShares Edge MSCI USA Quality Factor ETF	24,083
335,000	iShares Edge MSCI USA Size Factor ETF	29,471
114,100	iShares Edge MSCI USA Value Factor ETF	10,024
611,430	Schwab Fundamental U.S. Large Co. Index ETF(c)	24,261
	Total Exchange-Traded Funds (cost: $195,687)	223,805

INTERNATIONAL EXCHANGE-TRADED FUNDS (45.0%)

72,200	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	2,364
120,000	Goldman Sachs ActiveBeta International Equity ETF	3,547
883,218	Invesco FTSE RAFI Developed Markets ex-US ETF(c)	38,219

|10

		Market
Number		Value
of Shares	Security	(000)

1,017,200	Invesco FTSE RAFI Emerging Markets ETF	$21,504
665,100	iShares Core MSCI EAFE ETF	42,620
235,800	iShares Core MSCI Emerging Markets ETF	12,210
1,996,200	iShares Edge MSCI Min Vol EAFE ETF	145,343
769,300	iShares Edge MSCI Min Vol Emerging Markets ETF	45,619
51,700	JPMorgan Diversified Return Emerging Markets Equity ETF	2,794
1,045,700	Schwab Fundamental Emerging Markets Large Company Index ETF	30,137
1,572,900	Schwab Fundamental International Large Company Index ETF	47,108
638,100	Schwab Fundamental International Small Company Index ETF	22,034
43,300	USAA MSCI Emerging Markets Value Momentum Blend Index ETF(c),(d)	1,997
53,100	USAA MSCI International Value Momentum Blend Index ETF(d)	2,595
1,349,300	Vanguard FTSE Developed Markets ETF	58,384
	Total International Exchange-Traded Funds (cost: $437,646)	476,475
	Total Equity Securities (cost: $906,690)	1,000,060

Principal
Amount
(000)

	BONDS (3.6%)
	U.S. TREASURY SECURITIES (3.6%)
	Bonds (0.5%)(e)
$5,000	3.00%, 5/15/2047(b)	4,817
	Notes (3.1%)(e)
34,600	1.88%, 4/30/2022(b),(f)	33,389
	Total U.S. Treasury Securities (cost: $39,880)	38,206
	Total Bonds (cost: $39,880)	38,206

Number
of Shares

	MONEY MARKET INSTRUMENTS (1.7%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.7%)
18,678,536	State Street Institutional Treasury Money Market Fund Premier Class, 1.95%(b),(g)
	(cost: $18,678)	18,678

	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
	FROM SECURITIES LOANED (0.1%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
12,425	Federated Government Obligations Fund Institutional Class, 1.95%(g)	13
2,071	Fidelity Government Portfolio Class I, 1.95%(g)	2
112,120	Goldman Sachs Financial Square Government Fund Institutional Class, 1.95%(g)	112
595,334	HSBC US Government Money Market Fund Class I, 1.96%(g)	595
6,850	Invesco Government & Agency Portfolio Institutional Class, 1.92%(g)	7
39,850	Western Asset Institutional Government Reserves Institutional Class, 1.98%(g)	40
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $769)	769
	Total Investments (cost: $966,017)	$1,057,713

11 | USAA Global Managed Volatility Fund

Number of		Exercise	Expiration	Notional	Market
Contracts	Description	price	Date	Amount (000)	Value (000)

PURCHASED OPTIONS (0.1%)

97	Put - S&P 500 Index	$2,575	1/18/2019		USD	28,265		$159
133	Put - S&P 500 Index	2,525	1/18/2019		USD	38,756		181
110	Put - S&P 500 Index	2,600	3/15/2019		USD	32,054		341
43	Put - S&P 500 Index	2,575	3/15/2019		USD	12,530		123
	Total Purchased Options (cost:$ 1,403)							$804

								Unrealized
								Appreciation/
Number of		Expiration	Notional		Contract		(Depreciation)
Contracts	Description	Date	Amount (000)		Value (000)			(000)

	FUTURES (5.6%)
	LONG FUTURES
	Equity Contracts
403	E-mini S&P 500	12/21/2018	USD	58,645		$58,818		$173
	Total Long Futures					$58,818		$173
	Total Futures					$58,818		$173
($ in 000s)		VALUATION HIERARCHY

Assets			LEVEL 1		LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks			$299,780		$—	$—		$299,780
Exchange-Traded Funds			223,805		—		—	223,805
International Exchange-Traded Funds			476,475		—		—	476,475
Bonds:
U.S. Treasury Securities			38,206		—		—	38,206
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds			18,678		—		—	18,678
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds			769		—		—	769
Options:
Put Options Purchased			804		—		—	804
Futures(1)			173		—		—	173
Total		$1,058,690			$—	$—		$1,058,690

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2018, through September 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

|12

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Global Managed Volatility Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

13 | USAA Global Managed Volatility Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options

Notes to Portfolio of Investments | 14

exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard

15 | USAA Global Managed Volatility Fund

settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At September 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$746,000	$—	$769,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at September 30, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss

Notes to Portfolio of Investments | 16

equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Options transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,058,987,000 at September 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 45.2% of net assets at September 30, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

17 | USAA Global Managed Volatility Fund

Transactions with affiliated funds – The following table provides details related to the Fund's investment in the USAA Funds for the nine-month period ended September 30, 2018:

						Change
						in net
				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost	Proceeds	Income	(Loss)	Distributions	depreciation	12/31/17 9/30/18

MSCI Emerging Markets Value Momentum
Blend Index ETF	$1,908	$—	$ 7	$—	$—	$(337)	$426	$1,997
MSCI International Value Momentum Blend
Index ETF	2,438	—	32	—	—	(260)	417	2,595
Total	$4,346	$—	$39	$—	$—	$(597)	$843	$4,592

G.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

H.Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

I. Subsequent event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the

Funds, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Funds, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds' Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.

Notes to Portfolio of Investments | 18

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REITs Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2018.

(c)The security, or a portion thereof, was out on loan as of September 30, 2018.

(d)Investment in affiliated exchange-traded fund.

(e)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(f)Securities with a value of $5,790,000 are segregated as collateral for initial margin requirements on open futures contracts.

(g)Rate represents the money market fund annualized seven-day yield at September 30, 2018.

19 | USAA Global Managed Volatility Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA NASDAQ-100 INDEX FUND

SEPTEMBER 30, 2018

(Form N-Q)

48415-1118	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Nasdaq-100 Index Fund

September 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (98.6%)

COMMON STOCKS (98.6%)

Communication Services (22.2%)

Cable & Satellite (3.2%)

55,460	Charter Communications, Inc. "A"(a)	$18,073
1,093,998	Comcast Corp. "A"	38,738
49,446	Liberty Global plc "A"(a)	1,431
132,094	Liberty Global plc "C"(a)	3,720
1,074,100	Sirius XM Holdings, Inc.(b)	6,788
		68,750

Interactive Home Entertainment (1.5%)

182,428	Activision Blizzard, Inc.	15,176
73,096	Electronic Arts, Inc.(a)	8,807
18,184	NetEase, Inc. ADR	4,151
27,249	Take-Two Interactive Software, Inc.(a)	3,760
		31,894

Interactive Media & Services (13.9%)

71,504	Alphabet, Inc. "A"(a),(c)	86,311
83,696	Alphabet, Inc. "C"(a)	99,889
67,165	Baidu, Inc. ADR(a)	15,359
576,897	Facebook, Inc. "A"(a)	94,877
		296,436

Movies & Entertainment (2.8%)

104,166	Netflix, Inc.(a)	38,972
252,228	Twenty-First Century Fox, Inc. "A"	11,686
191,367	Twenty-First Century Fox, Inc. "B"	8,768
		59,426

Wireless Telecommunication Services (0.8%)

202,776	T-Mobile US, Inc.(a)	14,231
113,098	Vodafone Group plc ADR	2,454
		16,685
	Total Communication Services	473,191

Consumer Discretionary (16.7%)

Apparel Retail (0.4%)

90,194 Ross Stores, Inc.	8,938

Automobile Manufacturers (0.5%)

40,813 Tesla, Inc.(a),(b)	10,806

Automotive Retail (0.3%)

19,294 O'Reilly Automotive, Inc.(a)	6,701

1| USAA Nasdaq-100 Index Fund

		Market
Number		Value
of Shares	Security	(000)

Casinos & Gaming (0.2%)

25,869 Wynn Resorts Ltd.$ 3,287

General Merchandise Stores (0.2%)

56,641 Dollar Tree, Inc.(a)	4,619

Hotels, Resorts & Cruise Lines (0.5%)

83,033 Marriott International, Inc. "A"	10,963

Internet & Direct Marketing Retail (13.4%)

116,668	Amazon.com, Inc.(a),(c)	233,686
11,358	Booking Holdings, Inc.(a)	22,534
110,989	Ctrip.com International Ltd. ADR(a)	4,126
236,795	eBay, Inc.(a)	7,819
32,721	Expedia Group, Inc.	4,269
221,742	JD.com, Inc. ADR(a)	5,785
10,520	MercadoLibre, Inc.	3,582
102,642	Qurate Retail, Inc.(a)	2,280
		284,081

Leisure Products (0.1%)

30,409 Hasbro, Inc.	3,196

Restaurants (0.9%)

322,770 Starbucks Corp.	18,346

Specialty Stores (0.2%)

14,249 Ulta Salon Cosmetics & Fragrance, Inc.(a)	4,020
Total Consumer Discretionary	354,957

Consumer Staples (5.6%)

Drug Retail (0.8%)

237,477 Walgreens Boots Alliance, Inc.	17,312

Hypermarkets & Super Centers (1.2%)

104,914 Costco Wholesale Corp.	24,642

Packaged Foods & Meats (1.5%)

291,827	Kraft Heinz Co.	16,082
350,251	Mondelez International, Inc. "A"	15,047
		31,129

Soft Drinks (2.1%)

132,229	Monster Beverage Corp.(a)	7,707
338,369	PepsiCo, Inc.	37,829
		45,536
	Total Consumer Staples	118,619

Health Care (9.4%)

Biotechnology (6.0%)

53,418	Alexion Pharmaceuticals, Inc.(a)	7,426
154,857	Amgen, Inc.	32,100
48,192	Biogen, Inc.(a)	17,027
42,598	BioMarin Pharmaceutical, Inc.(a)	4,131
168,289	Celgene Corp.(a)	15,060
309,827	Gilead Sciences, Inc.	23,922
50,495	Incyte Corp.(a)	3,488
25,397	Regeneron Pharmaceuticals, Inc.(a)	10,261
16,267	Shire plc ADR	2,949

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

61,146	Vertex Pharmaceuticals, Inc.(a)	$11,785
		128,149

Health Care Distributors (0.2%)

36,694 Henry Schein, Inc.(a)	3,120

Health Care Equipment (1.1%)

65,047	Hologic, Inc.(a)	2,666
20,694	IDEXX Laboratories, Inc.(a)	5,166
27,213	Intuitive Surgical, Inc.(a)	15,620
		23,452

Health Care Services (0.6%)

134,501 Express Scripts Holding Co.(a)	12,779

Health Care Supplies (0.5%)

19,224	Align Technology, Inc.(a)	7,521
52,778	Dentsply Sirona, Inc.	1,992
		9,513

Health Care Technology (0.2%)

79,050 Cerner Corp.(a)	5,092

Life Sciences Tools & Services (0.6%)

35,166 Illumina, Inc.(a)	12,908

Pharmaceuticals (0.2%)

122,798 Mylan N.V.(a)	4,494
Total Health Care	199,507

Industrials (2.0%)

Airlines (0.2%)

110,269 American Airlines Group, Inc.	4,557

Construction Machinery & Heavy Trucks (0.3%)

83,814 PACCAR, Inc.	5,715

Diversified Support Services (0.2%)

25,424 Cintas Corp.	5,029

Railroads (0.7%)

205,448 CSX Corp.	15,213

Research & Consulting Services (0.2%)

39,370 Verisk Analytics, Inc.(a)	4,746

Trading Companies & Distributors (0.2%)

68,536 Fastenal Co.	3,977

Trucking (0.2%)

26,145 JB Hunt Transport Services, Inc.	3,110
Total Industrials	42,347

Information Technology (42.7%)

Application Software (3.3%)

117,134	Adobe Systems, Inc.(a)	31,620
52,198	Autodesk, Inc.(a)	8,149
67,159	Cadence Design Systems, Inc.(a)	3,044
32,298	Citrix Systems, Inc.(a)	3,590
61,902	Intuit, Inc.	14,077
35,498	Synopsys, Inc.(a)	3,500

3| USAA Nasdaq-100 Index Fund

		Market
Number		Value
of Shares	Security	(000)

34,828	Workday, Inc. "A"(a)	$5,084
		69,064

Communications Equipment (2.6%)

1,124,988 Cisco Systems, Inc.	54,731

Data Processing & Outsourced Services (2.6%)

104,945	Automatic Data Processing, Inc.	15,811
96,892	Fiserv, Inc.(a)	7,982
85,587	Paychex, Inc.	6,304
283,427	PayPal Holdings, Inc.(a)	24,896
		54,993

IT Consulting & Other Services (0.5%)

138,841 Cognizant Technology Solutions Corp. "A"	10,712

Semiconductor Equipment (1.0%)

235,198	Applied Materials, Inc.	9,090
17,323	ASML Holding N.V.	3,257
37,134	KLA-Tencor Corp.	3,777
37,712	Lam Research Corp.	5,721
		21,845

Semiconductors (9.7%)

88,927	Analog Devices, Inc.	8,222
103,263	Broadcom, Inc.	25,478
1,102,966	Intel Corp.	52,159
66,679	Maxim Integrated Products, Inc.	3,760
56,609	Microchip Technology, Inc.(b)	4,467
277,445	Micron Technology, Inc.(a)	12,549
145,431	NVIDIA Corp.	40,869
351,426	QUALCOMM, Inc.(c)	25,313
42,794	Skyworks Solutions, Inc.	3,882
232,546	Texas Instruments, Inc.	24,950
60,414	Xilinx, Inc.	4,844
		206,493

Systems Software (10.4%)

100,380	CA, Inc.	4,431
37,425	Check Point Software Technologies Ltd.(a)	4,404
1,834,275	Microsoft Corp.(c)	209,786
148,066	Symantec Corp.	3,151
		221,772

Technology Hardware, Storage, & Peripherals (12.6%)

1,155,342	Apple, Inc.(c)	260,807
68,385	Seagate Technology plc	3,238
69,786	Western Digital Corp.	4,085
		268,130
	Total Information Technology	907,740
	Total Common Stocks (cost: $1,048,183)	2,096,361
	Total Equity Securities (cost: $1,048,183)	2,096,361

MONEY MARKET INSTRUMENTS (1.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.2%)

25,004,709 State Street Institutional Treasury Money Market Fund Premier Class, 1.95%(d)
(cost: $25,005)	25,005

Portfolio of Investments | 4

Principal		Market
Amount		Value
(000)	Security	(000)

U.S. TREASURY SECURITIES (0.2%)

Bills (0.2%)(e)

$3,860 2.17%, 01/10/2019(f) (cost: $3,837)	$3,837
Total U.S. Treasury Securities (cost: $3,837)	3,837
Total Money Market Instruments (cost: $28,842)	28,842

Number

of Shares

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.0%)

776,255 Federated Government Obligations Fund Institutional Class, 1.95%(d)								776
923,902 Fidelity Government Portfolio Class I, 1.95%(d)								924
11,755,884 Goldman Sachs Financial Square Government Fund Institutional Class, 1.95%(d)								11,756
7,166,414 Invesco Government & Agency Portfolio Institutional Class, 1.92%(d)								7,167
1,311,351 Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 1.94%(d)							1,311
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $21,934)							21,934
	Total Investments (cost: $1,098,959)							$2,147,137

								Unrealized
								Appreciation/
Number of		Expiration	Notional			Contract	(Depreciation)
Contracts	Description	Date	Amount (000)		Value (000)			(000)

	FUTURES (1.4%)
	LONG FUTURES
	Equity Contracts
190	Nasdaq 100 E-Mini	12/21/2018	USD	28,676		$29,090		$414
	Total Long Futures
						$29,090		$414
	Total Futures
						$29,090		$414
($ in 000s)		VALUATION HIERARCHY

Assets			LEVEL 1	LEVEL 2		LEVEL 3		Total
Equity Securities:
Common Stocks			$ 2,096,361		$—	$—		$ 2,096,361
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds			25,005		—		—	25,005
U.S. Treasury Securities			3,837		—		—	3,837
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds			21,934		—		—	21,934
Futures(1)			414		—		—	414
Total			$2,147,551		$—	$—		$2,147,551

5| USAA Nasdaq-100 Index Fund

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Nasdaq-100 Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

7| USAA Nasdaq-100 Index Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

5.Repurchase agreements are valued at cost.

6.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of

Notes to Portfolio of Investments | 8

Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At September 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$19,640,000	$—	$21,934,000

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the

9| USAA Nasdaq-100 Index Fund

market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at September 30, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,126,062,000 at September 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No.

33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

G.Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

H. Subsequent event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the

Funds, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Funds, announced that AMCO and SAS would be acquired

Notes to Portfolio of Investments | 10

by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds' Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of September 30, 2018.

(c)The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2018.

(d)Rate represents the money market fund annualized seven-day yield at September 30, 2018.

(e)Rate represents an annualized yield at time of purchase, not coupon rate.

(f)Securities with a value of $3,837,000 are segregated as collateral for initial margin requirements on open futures contracts.

11 | USAA Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA S&P 500 INDEX FUND

SEPTEMBER 30, 2018

(Form N-Q)

48414 -1118	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA S&P 500 Index Fund

September 30, 2018 (unaudited)

Number of Shares	Security
COMMON STOCKS (98.5%)
Communication Services (9.9%)
Advertising (0.1%)
115,707	Interpublic Group of Companies, Inc.
68,228	Omnicom Group, Inc.
Alternative Carriers (0.1%)
289,548	CenturyLink, Inc.
Broadcasting (0.1%)
102,403	CBS Corp. ''B''
47,336	Discovery, Inc. "A"(a),(b)
109,936	Discovery, Inc. "C"(a)
Cable & Satellite (0.9%)
54,419	Charter Communications, Inc. ''A''(a)
1,391,100	Comcast Corp. ''A''
68,736	DISH Network Corp. "A"(a)
Integrated Telecommunication Services (1.9%)
2,210,792	AT&T, Inc.(c)
1,257,846	Verizon Communications, Inc.(c)
Interactive Home Entertainment (0.5%)
232,220	Activision Blizzard, Inc.
92,629	Electronic Arts, Inc.(a)
34,519	Take-Two Interactive Software, Inc.(a)
Interactive Media & Services (4.6%)
90,991	Alphabet, Inc. ''A''(a)
93,725	Alphabet, Inc. ''C''(a)
734,157	Facebook, Inc. ''A''(a)
30,783	TripAdvisor, Inc.(a)
219,211	Twitter, Inc.(a)
Movies & Entertainment (1.7%)
132,576	Netflix, Inc.(a)
320,585	Twenty-First Century Fox, Inc. ''A''
148,714	Twenty-First Century Fox, Inc. ''B''
106,354	Viacom, Inc. ''B''
453,230	Walt Disney Co.
Publishing (0.0%)
115,267	News Corp. ''A''
36,078	News Corp. ''B''
Total Communication Services
Consumer Discretionary (10.1%)
Apparel & Accessories & Luxury Goods (0.4%)
108,413	Hanesbrands, Inc.
45,745	Michael Kors Holdings Ltd.(a)
23,303	PVH Corp.
16,677	Ralph Lauren Corp.
88,357	Tapestry, Inc.
55,945	Under Armour, Inc. ''A''(a)
60,843	Under Armour, Inc. ''C''(a)
99,335	V.F. Corp.

1

Market Value (000)

$ 2,646 4,641

7,287

6,138

5,883

1,515

3,252

10,650

17,734

49,259

2,458

69,451

74,238

67,157

141,395

19,318

11,161

4,763

35,242

109,833

111,858

120,740

1,572

6,239

350,242

49,601

14,853

6,814

3,590

53,001

127,859

1,520

491

2,011

750,275

1,998

3,136

3,365

2,294

4,442

1,187

1,184

9,283

26,889

NTAC:3NS-20

PORTFOLIO OF INVESTMENTS (continued)	2

USAA S&P 500 Index Fund

September 30, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Apparel Retail (0.5%)
36,521	Foot Locker, Inc.	$1,862
65,551	Gap, Inc.	1,891
69,750	L Brands, Inc.	2,113
114,143	Ross Stores, Inc.	11,312
190,984	TJX Companies, Inc.	21,394
		38,572
	Auto Parts & Equipment (0.1%)
80,068	Aptiv plc	6,718
64,061	BorgWarner, Inc.	2,740
		9,458
	Automobile Manufacturers (0.3%)
1,196,762	Ford Motor Co.	11,070
399,405	General Motors Co.	13,448
		24,518
	Automotive Retail (0.3%)
22,308	Advance Auto Parts, Inc.	3,755
8,077	AutoZone, Inc.(a)	6,265
53,226	CarMax, Inc.(a)	3,975
24,531	O'Reilly Automotive, Inc.(a)	8,520
		22,515
	Casinos & Gaming (0.1%)
155,839	MGM Resorts International	4,349
29,795	Wynn Resorts Ltd.	3,786
		8,135
	Computer & Electronic Retail (0.1%)	5,900
74,348	Best Buy Co., Inc.
	Consumer Electronics (0.0%)	2,600
37,113	Garmin Ltd.
	Department Stores (0.1%)
50,715	Kohl's Corp.	3,781
92,382	Macy's, Inc.	3,208
35,189	Nordstrom, Inc.	2,105
		9,094
	Distributors (0.1%)
44,399	Genuine Parts Co.	4,413
97,684	LKQ Corp.(a)	3,094
		7,507
	Footwear (0.4%)	33,027
389,839	NIKE, Inc. ''B''
	General Merchandise Stores (0.4%)
80,924	Dollar General Corp.	8,845
72,538	Dollar Tree, Inc.(a)	5,915
160,321	Target Corp.	14,142
		28,902
	Home Furnishings (0.1%)
39,706	Leggett & Platt, Inc.	1,739
19,146	Mohawk Industries, Inc.(a)	3,357
		5,096
	Home Improvement Retail (1.3%)
348,377	Home Depot, Inc.	72,166
246,972	Lowe's Companies, Inc.	28,358
		100,524

NTAC:3NS-20

PORTFOLIO OF INVESTMENTS (continued)	3

USAA S&P 500 Index Fund

September 30, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Homebuilding (0.1%)
103,401	D.R. Horton, Inc.	$4,361
89,501	Lennar Corp. ''A''	4,179
79,516	PulteGroup, Inc.	1,970
		10,510
	Hotels, Resorts & Cruise Lines (0.5%)
122,315	Carnival Corp.	7,800
90,935	Hilton Worldwide Holdings, Inc.	7,346
87,723	Marriott International, Inc. ''A''	11,582
61,978	Norwegian Cruise Line Holdings Ltd.(a)	3,559
52,377	Royal Caribbean Cruises Ltd.	6,806
		37,093
	Household Appliances (0.0%)	2,308
19,440	Whirlpool Corp.
	Housewares & Specialties (0.0%)	2,694
132,721	Newell Brands, Inc.
	Internet & Direct Marketing Retail (3.9%)
124,715	Amazon.com, Inc.(a)	249,804
14,455	Booking Holdings, Inc.(a)	28,679
283,398	eBay, Inc.(a)	9,358
36,237	Expedia Group, Inc.	4,728
		292,569
	Leisure Products (0.1%)
35,683	Hasbro, Inc.	3,751
103,669	Mattel, Inc.(a),(b)	1,628
		5,379
	Motorcycle Manufacturers (0.0%)	2,295
50,666	Harley-Davidson, Inc.
	Restaurants (1.1%)
7,379	Chipotle Mexican Grill, Inc.(a)	3,354
38,070	Darden Restaurants, Inc.	4,233
236,176	McDonald's Corp.	39,510
410,692	Starbucks Corp.	23,344
96,683	Yum! Brands, Inc.	8,789
		79,230
	Specialized Consumer Services (0.0%)	1,623
63,034	H&R Block, Inc.
	Specialty Stores (0.2%)
33,253	Tiffany & Co.	4,289
36,596	Tractor Supply Co.	3,326
17,117	Ulta Beauty, Inc.(a)	4,829
		12,444
	Tires & Rubber (0.0%)	1,700
72,677	Goodyear Tire & Rubber Co.
	Total Consumer Discretionary	770,582
	Consumer Staples (6.6%)
	Agricultural Products (0.1%)	8,596
171,002	Archer-Daniels-Midland Co.
	Brewers (0.0%)	3,521
57,255	Molson Coors Brewing Co. ''B''
	Distillers & Vintners (0.2%)
51,303	Brown-Forman Corp. ''B''	2,593
50,951	Constellation Brands, Inc. ''A''	10,986
		13,579
	Drug Retail (0.2%)	18,724
256,841	Walgreens Boots Alliance, Inc.

NTAC:3NS-20

PORTFOLIO OF INVESTMENTS (continued)	4

USAA S&P 500 Index Fund

September 30, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Food Distributors (0.1%)	$10,710
146,216	Sysco Corp.
	Food Retail (0.1%)	7,059
242,501	Kroger Co.
	Household Products (1.4%)
75,310	Church & Dwight Co., Inc.	4,471
39,061	Clorox Co.	5,875
264,068	Colgate-Palmolive Co.	17,679
105,882	Kimberly-Clark Corp.	12,033
757,378	Procter & Gamble Co.(c)	63,037
		103,095
	Hypermarkets & Super Centers (1.0%)
133,426	Costco Wholesale Corp.	31,339
436,775	Walmart, Inc.(c)	41,018
		72,357
	Packaged Food & Meat (0.9%)
57,818	Campbell Soup Co.(b)	2,118
118,275	Conagra Brands, Inc.	4,018
182,357	General Mills, Inc.	7,827
42,551	Hershey Co.	4,340
83,689	Hormel Foods Corp.	3,297
34,260	J.M. Smucker Co.	3,515
77,122	Kellogg Co.	5,400
189,404	Kraft Heinz Co.	10,438
37,302	McCormick & Co., Inc.	4,915
446,280	Mondelez International, Inc. ''A''	19,172
89,383	Tyson Foods, Inc. ''A''	5,321
		70,361
	Personal Products (0.2%)
134,177	Coty, Inc. ''A''	1,685
68,448	Estee Lauder Companies, Inc. ''A''	9,947
		11,632
	Soft Drinks (1.4%)
1,164,576	Coca-Cola Co.	53,792
121,109	Monster Beverage Corp.(a)	7,058
430,899	PepsiCo, Inc.	48,175
		109,025
	Tobacco (1.0%)
573,393	Altria Group, Inc.	34,582
473,219	Philip Morris International, Inc.	38,586
	Total Consumer Staples	73,168
		501,827
	Energy (5.9%)
	Integrated Oil & Gas (2.6%)
583,286	Chevron Corp.	71,324
1,288,809	Exxon Mobil Corp.	109,574
232,307	Occidental Petroleum Corp.	19,089
		199,987
	Oil & Gas Drilling (0.0%)	2,270
33,001	Helmerich & Payne, Inc.
	Oil & Gas Equipment & Services (0.7%)
127,540	Baker Hughes, a GE Co.	4,314
268,117	Halliburton Co.	10,867
116,828	National Oilwell Varco, Inc.	5,033
421,418	Schlumberger Ltd.	25,673
128,759	TechnipFMC plc	4,024
		49,911

NTAC:3NS-20

PORTFOLIO OF INVESTMENTS (continued)	5

USAA S&P 500 Index Fund

September 30, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Oil & Gas Exploration & Production (1.5%)
155,487	Anadarko Petroleum Corp.	$10,481
116,895	Apache Corp.	5,572
134,642	Cabot Oil & Gas Corp.	3,032
28,718	Cimarex Energy Co.	2,669
61,019	Concho Resources, Inc.(a)	9,321
353,059	ConocoPhillips	27,327
155,219	Devon Energy Corp.	6,200
176,557	EOG Resources, Inc.	22,523
80,556	EQT Corp.	3,563
76,831	Hess Corp.	5,500
260,826	Marathon Oil Corp.	6,072
59,982	Newfield Exploration Co.(a)	1,729
145,639	Noble Energy, Inc.	4,543
51,986	Pioneer Natural Resources Co.	9,055
		117,587
	Oil & Gas Refining & Marketing (0.7%)
42,607	Andeavor	6,540
49,369	HollyFrontier Corp	3,451
137,323	Marathon Petroleum Corp.	10,982
130,028	Phillips 66	14,657
129,817	Valero Energy Corp.	14,766
		50,396
	Oil & Gas Storage & Transportation (0.4%)
578,102	Kinder Morgan, Inc.	10,250
125,550	ONEOK, Inc.	8,511
368,474	Williams Companies, Inc.	10,019
	Total Energy	28,780
		448,931
	Financials (13.1%)
	Asset Management & Custody Banks (0.9%)
16,468	Affiliated Managers Group, Inc.	2,251
43,234	Ameriprise Financial, Inc.	6,384
279,990	Bank of New York Mellon Corp.	14,277
37,344	BlackRock, Inc.	17,601
92,225	Franklin Resources, Inc.	2,804
127,042	Invesco Ltd.	2,907
67,978	Northern Trust Corp.(d)	6,943
115,565	State Street Corp.	9,682
74,014	T. Rowe Price Group, Inc.	8,081
		70,930
	Consumer Finance (0.7%)
214,991	American Express Co.	22,894
145,710	Capital One Financial Corp.	13,832
104,415	Discover Financial Services	7,983
207,825	Synchrony Financial	6,459
		51,168
	Diversified Banks (4.6%)
2,827,688	Bank of America Corp.(c)	83,304
766,205	Citigroup, Inc.	54,967
1,023,030	JPMorgan Chase & Co.(c)	115,439
466,211	U.S. Bancorp	24,620
1,319,497	Wells Fargo & Co.	69,353
		347,683

NTAC:3NS-20

PORTFOLIO OF INVESTMENTS (continued)	6

USAA S&P 500 Index Fund

September 30, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Financial Exchanges & Data (0.9%)
33,933	Cboe Global Markets, Inc.	$3,256
103,866	CME Group, Inc.	17,679
174,430	Intercontinental Exchange, Inc.	13,063
50,759	Moody's Corp.	8,487
27,138	MSCI Inc.	4,815
35,051	NASDAQ, Inc.	3,007
76,593	S&P Global, Inc.	14,966
		65,273
	Insurance Brokers (0.5%)
73,600	Aon plc	11,318
54,963	Arthur J. Gallagher & Co.	4,092
153,129	Marsh & McLennan Companies, Inc.	12,667
39,933	Willis Towers Watson plc	5,628
		33,705
	Investment Banking & Brokerage (0.9%)
366,076	Charles Schwab Corp.	17,993
78,542	E*trade Financial Corp.(a)	4,115
106,927	Goldman Sachs Group, Inc.	23,977
403,777	Morgan Stanley	18,804
40,252	Raymond James Financial, Inc.	3,705
		68,594
	Life & Health Insurance (0.7%)
232,958	AFLAC, Inc.	10,965
36,279	Brighthouse Financial, Inc.(a)	1,605
65,875	Lincoln National Corp.	4,457
303,063	MetLife, Inc.	14,159
81,319	Principal Financial Group, Inc.	4,764
126,350	Prudential Financial, Inc.	12,802
31,878	Torchmark Corp.	2,764
66,790	Unum Group	2,610
		54,126
	Multi-line Insurance (0.3%)
271,236	American International Group, Inc.	14,441
15,859	Assurant, Inc.	1,712
109,934	Hartford Financial Services Group, Inc.	5,492
85,086	Loews Corp.	4,274
		25,919
	Multi-Sector Holdings (1.7%)
593,287	Berkshire Hathaway, Inc. ''B''(a)	127,029
90,071	Jefferies Financial Group, Inc.	1,978
		129,007
	Property & Casualty Insurance (0.7%)
105,502	Allstate Corp.	10,413
141,174	Chubb Ltd.	18,866
46,331	Cincinnati Financial Corp.	3,559
177,262	Progressive Corp.	12,593
81,123	Travelers Companies, Inc.	10,522
		55,953

NTAC:3NS-20

PORTFOLIO OF INVESTMENTS (continued)	7

USAA S&P 500 Index Fund

September 30, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Regional Banks (1.2%)
236,536	BB&T Corp.	$11,481
144,582	Citizens Financial Group, Inc.	5,577
52,068	Comerica, Inc.	4,697
203,464	Fifth Third Bancorp	5,681
339,259	Huntington Bancshares, Inc.	5,062
320,113	KeyCorp	6,367
43,541	M&T Bank Corp.	7,164
104,417	People's United Financial, Inc.	1,788
141,382	PNC Financial Services Group, Inc.	19,255
333,536	Regions Financial Corp.	6,120
139,874	SunTrust Banks, Inc.	9,342
16,277	SVB Financial Group(a)	5,059
59,372	Zions Bancorp	2,977
		90,570
	Reinsurance (0.0%)	2,826
12,372	Everest Re Group Ltd.
	Total Financials	995,754
	Health Care (14.8%)
	Biotechnology (2.5%)
460,994	AbbVie, Inc.	43,601
67,737	Alexion Pharmaceuticals, Inc.(a)	9,416
197,056	Amgen, Inc.	40,848
61,332	Biogen, Inc.(a)	21,669
214,246	Celgene Corp.(a)	19,173
395,194	Gilead Sciences, Inc.(c)	30,513
53,056	Incyte Corp.(a)	3,665
23,598	Regeneron Pharmaceuticals, Inc.(a)	9,535
77,848	Vertex Pharmaceuticals, Inc.(a)	15,004
		193,424
	Health Care Distributors (0.3%)
49,060	AmerisourceBergen Corp.	4,524
93,232	Cardinal Health, Inc.	5,035
46,396	Henry Schein, Inc.(a)	3,945
60,534	McKesson Corp.	8,030
		21,534
	Health Care Equipment (3.0%)
533,956	Abbott Laboratories	39,171
13,664	ABIOMED, Inc.(a)	6,145
151,362	Baxter International, Inc.	11,669
81,449	Becton, Dickinson & Co.	21,258
421,062	Boston Scientific Corp.(a)	16,211
187,451	Danaher Corp.	20,368
64,044	Edwards Lifesciences Corp.(a)	11,150
83,791	Hologic, Inc.(a)	3,434
26,260	IDEXX Laboratories, Inc.(a)	6,556
34,631	Intuitive Surgical, Inc.(a)	19,878
411,308	Medtronic plc	40,460
43,140	ResMed, Inc.	4,976
94,505	Stryker Corp.	16,792
27,535	Varian Medical Systems, Inc.(a)	3,082
62,075	Zimmer Biomet Holdings, Inc.	8,161
		229,311
	Health Care Facilities (0.2%)
82,207	HCA Healthcare, Inc.	11,436
26,202	Universal Health Services, Inc. ''B''	3,350
		14,786

NTAC:3NS-20

PORTFOLIO OF INVESTMENTS (continued)	8

USAA S&P 500 Index Fund

September 30, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Health Care Services (0.7%)
310,055	CVS Health Corp.	$24,408
38,791	DaVita, Inc.(a)	2,779
36,300	Envision Healthcare Corp.(a)	1,660
171,208	Express Scripts Holding Co.(a)	16,267
30,818	Laboratory Corp. of America Holdings(a)	5,352
41,760	Quest Diagnostics, Inc.	4,506
		54,972
	Health Care Supplies (0.2%)
22,256	Align Technology, Inc.(a)	8,707
15,117	Cooper Companies, Inc.	4,190
66,574	Dentsply Sirona, Inc.	2,512
		15,409
	Health Care Technology (0.1%)	6,463
100,347	Cerner Corp.(a)
	Life Sciences Tools & Services (0.9%)
97,364	Agilent Technologies, Inc.	6,868
44,762	Illumina, Inc.(a)	16,430
49,026	Iqvia Holdings, Inc. (a)	6,361
7,709	Mettler-Toledo International, Inc.(a)	4,695
33,454	PerkinElmer, Inc.	3,254
122,642	Thermo Fisher Scientific, Inc.	29,935
23,260	Waters Corp.(a)	4,528
		72,071
	Managed Health Care (2.2%)
99,683	Aetna, Inc.	20,221
79,164	Anthem, Inc.	21,695
62,235	Centene Corp.(a)	9,010
74,342	Cigna Corp.	15,482
41,870	Humana, Inc.	14,174
293,014	UnitedHealth Group, Inc.	77,953
15,256	WellCare Health Plans, Inc.(a)	4,889
		163,424
	Pharmaceuticals (4.7%)
97,145	Allergan plc	18,504
496,833	Bristol-Myers Squibb Co.	30,844
290,916	Eli Lilly & Co.	31,218
816,604	Johnson & Johnson	112,830
809,531	Merck & Co., Inc.	57,428
157,983	Mylan N.V.(a)	5,782
52,502	Nektar Therapeutics(a)	3,201
38,068	Perrigo Co. plc	2,695
1,784,160	Pfizer, Inc.(c)	78,628
147,007	Zoetis, Inc.	13,460
	Total Health Care	354,590
		1,125,984
	Industrials (9.6%)
	Aerospace & Defense (2.7%)
128,813	Arconic, Inc.	2,835
162,619	Boeing Co.	60,478
84,747	General Dynamics Corp.	17,349
35,878	Harris Corp.	6,071
13,199	Huntington Ingalls Industries, Inc.	3,380
24,019	L3 Technologies, Inc.	5,107
75,271	Lockheed Martin Corp.	26,041
53,163	Northrop Grumman Corp.	16,872
86,999	Raytheon Co.	17,979
50,144	Rockwell Collins, Inc.	7,044
75,536	Textron, Inc.	5,399
14,677	TransDigm Group, Inc.(a)	5,464
228,815	United Technologies Corp.	31,991
		206,010

NTAC:3NS-20

PORTFOLIO OF INVESTMENTS (continued)	9

USAA S&P 500 Index Fund

September 30, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Agriculture & Farm Machinery (0.2%)	$14,683
97,673	Deere & Co.
	Air Freight & Logistics (0.7%)
42,301	C.H. Robinson Worldwide, Inc.	4,142
53,508	Expeditors International of Washington, Inc.	3,934
73,979	FedEx Corp.	17,813
211,079	United Parcel Service, Inc. ''B''	24,644
		50,533
	Airlines (0.5%)
37,046	Alaska Air Group, Inc.	2,551
124,600	American Airlines Group, Inc.	5,150
191,748	Delta Air Lines, Inc.	11,089
157,096	Southwest Airlines Co.	9,810
69,773	United Continental Holdings, Inc.(a)	6,214
		34,814
	Building Products (0.3%)
43,889	A.O. Smith Corp.	2,342
28,600	Allegion plc	2,590
44,139	Fortune Brands Home & Security, Inc.	2,311
282,137	Johnson Controls International plc	9,875
92,093	Masco Corp.	3,371
		20,489
	Construction & Engineering (0.1%)
42,100	Fluor Corp.	2,446
36,355	Jacobs Engineering Group, Inc.	2,781
46,549	Quanta Services, Inc.(a)	1,554
		6,781
	Construction Machinery & Heavy Trucks (0.5%)
181,213	Caterpillar, Inc.	27,633
45,828	Cummins, Inc.	6,694
106,302	PACCAR, Inc.	7,249
		41,576
	Diversified Support Services (0.1%)
26,090	Cintas Corp.	5,161
62,779	Copart, Inc.(a)	3,235
		8,396
	Electrical Components & Equipment (0.5%)
71,223	AMETEK, Inc.	5,635
131,509	Eaton Corp. plc	11,406
191,512	Emerson Electric Co.	14,666
37,467	Rockwell Automation, Inc.	7,026
		38,733
	Environmental & Facilities Services (0.2%)
66,517	Republic Services, Inc.	4,833
29,887	Rollins, Inc.	1,814
25,602	Stericycle, Inc.(a)	1,502
120,264	Waste Management, Inc.	10,867
		19,016
	Human Resource & Employment Services (0.0%)	2,654
37,702	Robert Half International, Inc.
	Industrial Conglomerates (1.5%)
178,587	3M Co.	37,630
2,646,165	General Electric Co.	29,875
226,215	Honeywell International, Inc.	37,642
31,388	Roper Technologies, Inc.	9,298
		114,445

NTAC:3NS-20

PORTFOLIO OF INVESTMENTS (continued)	10

USAA S&P 500 Index Fund

September 30, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Industrial Machinery (0.8%)
45,166	Dover Corp.	$3,999
39,332	Flowserve Corp.	2,151
93,735	Fortive Corp.	7,892
93,998	Illinois Tool Works, Inc.	13,265
74,262	Ingersoll-Rand plc	7,597
40,109	Parker-Hannifin Corp.	7,377
49,843	Pentair plc	2,161
17,125	Snap-on, Inc.	3,144
46,899	Stanley Black & Decker, Inc.	6,868
54,454	Xylem, Inc.	4,349
		58,803
	Railroads (1.0%)
248,388	CSX Corp.	18,393
31,177	Kansas City Southern	3,532
85,152	Norfolk Southern Corp.	15,370
225,097	Union Pacific Corp.	36,652
		73,947
	Research & Consulting Services (0.3%)
36,892	Equifax, Inc.	4,817
109,338	IHS Markit Ltd.(a)	5,900
108,605	Nielsen Holdings plc	3,004
50,030	Verisk Analytics, Inc.(a)	6,031
		19,752
	Trading Companies & Distributors (0.2%)
87,021	Fastenal Co.	5,049
25,496	United Rentals, Inc.(a)	4,171
13,845	W.W. Grainger, Inc.	4,949
		14,169
	Trucking (0.0%)	3,177
26,708	J.B. Hunt Transport Services, Inc.
	Total Industrials	727,978
	Information Technology (20.7%)
	Application Software (1.6%)
149,232	Adobe Systems, Inc.(a)	40,285
25,848	ANSYS, Inc.(a)	4,825
66,465	Autodesk, Inc.(a)	10,376
84,996	Cadence Design Systems, Inc.(a)	3,852
38,942	Citrix Systems, Inc.(a)	4,329
78,773	Intuit, Inc.	17,913
230,411	salesforce.com, Inc.(a)	36,642
44,880	Synopsys, Inc.(a)	4,426
		122,648
	Communications Equipment (1.1%)
15,729	Arista Networks, Inc.(a)	4,182
1,391,431	Cisco Systems, Inc.	67,693
18,676	F5 Networks, Inc.(a)	3,724
103,919	Juniper Networks, Inc.	3,115
49,563	Motorola Solutions, Inc.	6,450
		85,164

NTAC:3NS-20

PORTFOLIO OF INVESTMENTS (continued)	11

USAA S&P 500 Index Fund

September 30, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Data Processing & Outsourced Services (3.3%)
14,225	Alliance Data Systems Corp.	$3,359
133,113	Automatic Data Processing, Inc.	20,055
35,764	Broadridge Financial Solutions, Inc.	4,719
99,890	Fidelity National Information Services, Inc.	10,895
123,380	Fiserv, Inc.(a)	10,164
26,701	FleetCor Technologies, Inc.(a)	6,084
47,977	Global Payments, Inc.	6,112
277,632	Mastercard, Inc. ''A''	61,804
97,720	Paychex, Inc.	7,197
360,433	PayPal Holdings, Inc.(a)	31,660
51,272	Total System Services, Inc.	5,063
540,802	Visa, Inc. ''A''	81,169
138,283	Western Union Co.	2,636
		250,917
	Electronic Components (0.2%)
91,132	Amphenol Corp. ''A''	8,568
246,947	Corning, Inc.	8,717
		17,285
	Electronic Equipment & Instruments (0.1%)	2,565
41,722	FLIR Systems, Inc.
	Electronic Manufacturing Services (0.2%)
10,795	IPG Photonics Corp.(a)	1,685
105,851	TE Connectivity Ltd.	9,307
		10,992
	Internet Services & Infrastructure (0.1%)
51,465	Akamai Technologies, Inc.(a)	3,765
32,696	VeriSign, Inc.(a)	5,235
		9,000
	IT Consulting & Other Services (1.3%)
195,220	Accenture plc ''A''	33,226
176,227	Cognizant Technology Solutions Corp. ''A''	13,596
85,092	DXC Technology Co.	7,958
27,534	Gartner, Inc.(a)	4,364
277,950	International Business Machines Corp.	42,029
		101,173
	Semiconductor Equipment (0.3%)
299,237	Applied Materials, Inc.	11,565
47,184	KLA-Tencor Corp.	4,799
47,974	Lam Research Corp.	7,278
		23,642
	Semiconductors (3.5%)
261,178	Advanced Micro Devices, Inc.(a)	8,068
113,626	Analog Devices, Inc.	10,506
131,397	Broadcom Inc.	32,420
1,403,454	Intel Corp.	66,369
71,695	Microchip Technology, Inc.(b)	5,657
353,482	Micron Technology, Inc.(a)	15,988
185,055	NVIDIA Corp.	52,004
38,315	Qorvo, Inc.(a)	2,946
428,065	QUALCOMM, Inc.	30,833
55,054	Skyworks Solutions, Inc.	4,994
295,739	Texas Instruments, Inc.	31,730
76,871	Xilinx, Inc.	6,163
		267,678

NTAC:3NS-20

PORTFOLIO OF INVESTMENTS (continued)	12

USAA S&P 500 Index Fund

September 30, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Systems Software (4.3%)
94,483	CA, Inc.	$4,172
2,334,308	Microsoft Corp.(c)	266,975
860,672	Oracle Corp.	44,376
54,051	Red Hat, Inc.(a)	7,366
191,496	Symantec Corp.	4,075
		326,964
	Technology Hardware, Storage & Peripherals (4.7%)
1,396,753	Apple, Inc.(c)	315,303
448,121	Hewlett Packard Enterprise Co.	7,309
481,750	HP, Inc.	12,415
78,912	NetApp, Inc.	6,778
79,590	Seagate Technology plc	3,769
88,785	Western Digital Corp.	5,197
68,146	Xerox Corp.	1,838
	Total Information Technology	352,609
		1,570,637
	Materials (2.4%)
	Commodity Chemicals (0.1%)	10,015
97,701	LyondellBasell Industries N.V. "A"
	Construction Materials (0.1%)
18,944	Martin Marietta Materials, Inc.	3,447
40,074	Vulcan Materials Co.	4,456
		7,903
	Copper (0.1%)	6,137
440,885	Freeport-McMoRan, Inc.
	Diversified Chemicals (0.7%)
701,860	DowDuPont, Inc.	45,137
43,058	Eastman Chemical Co.	4,121
		49,258
	Fertilizers & Agricultural Chemicals (0.1%)
70,227	CF Industries Holdings, Inc.	3,823
41,587	FMC Corp.	3,625
108,856	Mosaic Co.	3,536
		10,984
	Gold (0.1%)	4,970
164,553	Newmont Mining Corp.
	Industrial Gases (0.3%)
66,706	Air Products & Chemicals, Inc.	11,143
87,909	Praxair, Inc.	14,130
		25,273
	Metal & Glass Containers (0.1%)	4,563
103,719	Ball Corp.
	Paper Packaging (0.2%)
26,613	Avery Dennison Corp.	2,883
124,140	International Paper Co.	6,101
28,460	Packaging Corp. of America	3,122
48,133	Sealed Air Corp.	1,933
78,389	WestRock Co.	4,189
		18,228
	Specialty Chemicals (0.5%)
33,320	Albemarle Corp.(b)	3,325
77,343	Ecolab, Inc.	12,126
27,918	International Flavors & Fragrances, Inc.	3,884
73,717	PPG Industries, Inc.	8,045
24,959	Sherwin-Williams Co.	11,361
		38,741

NTAC:3NS-20

PORTFOLIO OF INVESTMENTS (continued)	13

USAA S&P 500 Index Fund

September 30, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Steel (0.1%)	$6,073
95,716	Nucor Corp.
	Total Materials	182,145
	Real Estate (2.6%)
	Real Estate Services (0.1%)	4,250
96,364	CBRE Group, Inc. ''A''(a)
	REITs - Health Care (0.2%)
141,418	HCP, Inc.	3,722
109,017	Ventas, Inc.	5,928
113,754	Welltower, Inc.	7,317
		16,967
	REITs - Hotel & Resort (0.1%)	4,760
225,619	Host Hotels & Resorts, Inc.
	REITs - Industrial (0.2%)
107,487	Duke Realty Corp.	3,050
192,127	ProLogis, Inc.	13,024
		16,074
	REITs - Office (0.2%)
32,041	Alexandria Real Estate Equities, Inc.	4,031
46,692	Boston Properties, Inc.	5,747
26,179	SL Green Realty Corp.	2,553
53,344	Vornado Realty Trust	3,894
		16,225
	REITs - Residential (0.4%)
47,304	Apartment Investment & Management Co. ''A''	2,088
42,292	AvalonBay Communities, Inc.	7,661
112,633	Equity Residential	7,463
20,296	Essex Property Trust, Inc.	5,007
34,196	Mid-America Apartment Communities, Inc.	3,426
81,287	UDR, Inc.	3,286
		28,931
	REITs - Retail (0.4%)
22,128	Federal Realty Investment Trust	2,799
128,612	Kimco Realty Corp.	2,153
32,545	Macerich Co.	1,799
87,605	Realty Income Corp.	4,984
51,284	Regency Centers Corp.	3,317
93,898	Simon Property Group, Inc.	16,596
		31,648
	REITs - Specialized (1.0%)
134,407	American Tower Corp.	19,529
126,078	Crown Castle International Corp.	14,036
62,947	Digital Realty Trust, Inc.	7,080
24,154	Equinix, Inc.	10,456
39,046	Extra Space Storage, Inc.	3,383
87,570	Iron Mountain, Inc.	3,023
45,702	Public Storage	9,215
35,156	SBA Communications Corp.(a)	5,647
230,692	Weyerhaeuser Co.	7,445
		79,814
	Total Real Estate	198,669

NTAC:3NS-20

PORTFOLIO OF INVESTMENTS (continued)	14

USAA S&P 500 Index Fund

September 30, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	Utilities (2.8%)
	Electric Utilities (1.7%)
71,711	Alliant Energy Corp.	$3,053
149,906	American Electric Power Co., Inc.	10,625
215,601	Duke Energy Corp.	17,252
99,706	Edison International	6,748
54,667	Entergy Corp.	4,435
83,573	Evergy, Inc.	4,590
96,982	Eversource Energy	5,959
293,690	Exelon Corp.	12,822
147,615	FirstEnergy Corp.	5,487
143,562	NextEra Energy, Inc.	24,061
157,567	PG&E Corp.(a)	7,250
33,657	Pinnacle West Capital Corp.	2,665
213,375	PPL Corp.	6,243
309,303	Southern Co.	13,486
155,523	Xcel Energy, Inc.	7,342
		132,018
	Independent Power Producers & Energy Traders (0.1%)
199,744	AES Corp.	2,796
94,027	NRG Energy, Inc.	3,517
		6,313
	Multi-Utilities (0.9%)
74,583	Ameren Corp.	4,715
149,803	CenterPoint Energy, Inc.	4,142
86,858	CMS Energy Corp.	4,256
95,040	Consolidated Edison, Inc.	7,241
199,543	Dominion Energy, Inc.	14,024
54,777	DTE Energy Co.	5,978
110,451	NiSource, Inc.	2,753
154,447	Public Service Enterprise Group, Inc.	8,153
42,785	SCANA Corp.	1,664
83,141	Sempra Energy	9,457
95,458	WEC Energy Group, Inc.	6,373
		68,756
	Water Utilities (0.1%)	4,831
54,916	American Water Works Co., Inc.
	Total Utilities	211,918
	Total Common Stocks (Cost: $3,184,907)	7,484,700
	MONEY MARKET INSTRUMENTS (1.5%)
99,704,964	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.3%)	99,705
	Northern Institutional Funds - U.S. Government Portfolio, 1.89%(e),(f)

Principal
Amount (000)
	U.S. TREASURY BILLS (0.2%)	12,876
$12,955	2.13%, 1/10/19(g),(h)
	Total Money Market Instruments (Cost: $112,584)	112,581

NTAC:3NS-20

PORTFOLIO OF INVESTMENTS (continued)	15

USAA S&P 500 Index Fund

September 30, 2018 (unaudited)

Number of Shares	Security				Market Value (000)
	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
	SECURITIES LOANED (0.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
874,124	Goldman Sachs Financial Square Government Fund Institutional Class, 1.95%(e)				$874
4,535,024	Invesco Government & Agency Portfolio Institutional Class, 1.92%(e)				4,535
	Total Short-Term Investments Purchased With Cash Collateral From Securities Loaned (Cost:				5,409
	$5,409)
	Total Investments (Cost: $3,302,900)				$7,602,690

			Notional		Unrealized
Number of		Expiration		Contract	Appreciation/
			Amount		(Depreciation)
Contracts		Date	(000)	Value (000)	(000)
	FUTURES (1.5%)
	LONG FUTURES
	Equity Contracts
	E-mini S&P 500 Index
794	Futures	12/21/2018	115,109USD	$115,884	$775
	Total Futures			$115,884	$775

NTAC:3NS-20

PORTFOLIO OF INVESTMENTS (continued)	16

USAA S&P 500 Index Fund

September 30, 2018 (unaudited)

($ in 000s)		VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common stocks	$7,484,700	$—	$—	$7,484,700
Money Market Instruments:
Government & U.S. Treasury Money Market	99,705	—	—	99,705
Funds
U.S. Treasury Bills	12,876	—	—	12,876
Short-Term Investments Purchased With Cash
Collateral From Securities Loaned:
Government & U.S. Treasury Money Market	5,409	—	—	5,409
Funds
Futures(1)	775	—	—	775
Total	$7,603,465	$—	$—	$7,603,465

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2018, through September 30, 2018, there were no transfers between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period In which the event or circumstance that caused the transfer occurred.

NTAC:3NS-20

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA S&P 500 Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

Notes to Portfolio of Investments | 17

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask prices closest to the last reported sale price.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

18 | USAA S&P 500 Index Fund

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending - The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the

Short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non- cash collateral is not included.

Notes to Portfolio of Investments | 19

At September 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of
Securities on Loan	Non-Cash Collateral	Cash Collateral

$5,272,000	$10,000	$5,409,000

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at September 30, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $7,600,047,000 at September 30, 2018 and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of

20 | USAA S&P 500 Index Fund

this rule to the Funds' financial statements and various filings.

G. Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

H. Subsequent event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Funds, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Funds, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds' Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REITs	Real estate investment trust – Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of September 30, 2018.

(c)Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2018.

(d)Northern Trust Corp. is the parent to Northern Trust Investments, Inc. (NTI), which is the subadviser of the Fund.

(e)Rate represents the money market fund annualized seven-day yield at September 30, 2018.

(f)NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds

Notes to Portfolio of Investments | 21

- U.S. Government Portfolio.

(g)Rate represents an annualized yield at time of purchase, not a coupon rate.

(h)Security with a value of $12,876,000 is segregated as collateral for initial margin requirements on open futures contracts.

22 | USAA S&P 500 Index Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA TARGET RETIREMENT FUNDS

SEPTEMBER 30, 2018

(Form N-Q)

88235-1118	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND

September 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

BONDS (66.9%)

FIXED-INCOME FUNDS (66.9%)

10,668,159	USAA Government Securities Fund Institutional Shares	$101,027
1,248,986	USAA High Income Fund Institutional Shares	9,992
5,344,888	USAA Income Fund Institutional Shares	67,452
5,454,370	USAA Short-Term Bond Fund Institutional Shares	49,417
	Total Fixed-Income Funds (cost: $230,316)	227,888
	Total Bonds (cost: $230,316)	227,888

EQUITY SECURITIES (33.1%)

EQUITY & ALTERNATIVE (33.1%)

86,698	USAA Emerging Markets Fund Institutional Shares	1,510
3,178,526	USAA Global Managed Volatility Fund Institutional Shares	35,441
255,530	USAA Growth Fund Institutional Shares	8,504
488,836	USAA International Fund Institutional Shares	15,951
49,361	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	2,276
133,978	USAA MSCI International Value Momentum Blend Index ETF	6,547
15,185	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	843
149,900	USAA MSCI USA Value Momentum Blend Index ETF	8,031
93,638	USAA S&P 500 Index Fund Reward Shares	3,879
157,764	USAA Small Cap Stock Fund Institutional Shares	3,136
1,344,388	USAA Target Managed Allocation Fund	15,662
491,040	USAA Value Fund Institutional Shares	10,994
	Total Equity & Alternative (cost: $87,518)	112,774
	Total Equity Securities (cost: $87,518)	112,774

MONEY MARKET INSTRUMENTS (0.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

313,303 State Street Institutional Treasury Money Market Fund Premier Class, 1.95%(a)
(cost: $313)				313
Total Investments (cost: $318,147)				$340,975
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Fixed-Income Funds	$ 227,888	$—	$—	$227,888
Equity Securities:
Equity & Alternative	112,774	—	—	112,774
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	313	—	—	313
Total	$340,975	$—	$—	$340,975

1| USAA Target Retirement Funds

For the period of January 1, 2018, through September 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2020 FUND

September 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (51.2%)

EQUITY & ALTERNATIVE (51.2%)

187,139	USAA Emerging Markets Fund Institutional Shares	$3,258
8,451,577	USAA Global Managed Volatility Fund Institutional Shares	94,235
728,487	USAA Growth Fund Institutional Shares	24,244
1,451,968	USAA International Fund Institutional Shares	47,378
139,303	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	6,424
330,769	USAA MSCI International Value Momentum Blend Index ETF	16,163
41,086	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	2,282
406,919	USAA MSCI USA Value Momentum Blend Index ETF	21,802
262,054	USAA S&P 500 Index Fund Reward Shares	10,854
422,005	USAA Small Cap Stock Fund Institutional Shares	8,389
3,642,150	USAA Target Managed Allocation Fund	42,431
1,383,410	USAA Value Fund Institutional Shares	30,975
	Total Equity & Alternative (cost: $228,742)	308,435
	Total Equity Securities (cost: $228,742)	308,435

BONDS (48.7%)

FIXED-INCOME FUNDS (48.7%)

31,835	USAA Core Intermediate-Term Bond ETF	1,534
14,225,566	USAA Government Securities Fund Institutional Shares	134,716
2,318,563	USAA High Income Fund Institutional Shares	18,549
7,048,965	USAA Income Fund Institutional Shares	88,958
10,236	USAA Intermediate-Term Bond Fund Institutional Shares	105
5,402,793	USAA Short-Term Bond Fund Institutional Shares	48,949
	Total Fixed-Income Funds (cost: $290,584)	292,811
	Total Bonds (cost: $290,584)	292,811

MONEY MARKET INSTRUMENTS (0.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

692,136 State Street Institutional Treasury Money Market Fund Premier Class, 1.95%(a)
(cost: $692)				692
Total Investments (cost: $520,018)				$601,938
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Equity & Alternative	$ 308,435	$—	$—	$308,435
Bonds:
Fixed-Income Funds	292,811	—	—	292,811
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	692	—	—	692
Total	$601,938	$—	$—	$601,938

3| USAA Target Retirement Funds

For the period of January 1, 2018, through September 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 4

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2030 FUND

September 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (70.8%)

EQUITY & ALTERNATIVE (70.8%)

666,811	USAA Emerging Markets Fund Institutional Shares	$11,609
25,310,844	USAA Global Managed Volatility Fund Institutional Shares	282,216
2,245,064	USAA Growth Fund Institutional Shares	74,716
4,329,134	USAA International Fund Institutional Shares	141,260
432,058	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	19,923
978,123	USAA MSCI International Value Momentum Blend Index ETF	47,796
120,564	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	6,696
1,224,782	USAA MSCI USA Value Momentum Blend Index ETF	65,621
5,266	USAA Precious Metals and Minerals Fund Institutional Shares(b)	57
776,174	USAA S&P 500 Index Fund Reward Shares	32,149
1,274,161	USAA Small Cap Stock Fund Institutional Shares	25,330
10,673,921	USAA Target Managed Allocation Fund	124,351
4,228,229	USAA Value Fund Institutional Shares	94,670
	Total Equity & Alternative (cost: $713,852)	926,394
	Total Equity Securities (cost: $713,852)	926,394

BONDS (29.1%)

FIXED-INCOME FUNDS (29.1%)

98,632	USAA Core Intermediate-Term Bond ETF	4,752
20,173,745	USAA Government Securities Fund Institutional Shares	191,045
3,787,841	USAA High Income Fund Institutional Shares	30,303
9,164,882	USAA Income Fund Institutional Shares	115,661
22,002	USAA Intermediate-Term Bond Fund Institutional Shares	226
4,194,764	USAA Short-Term Bond Fund Institutional Shares	38,005
	Total Fixed-Income Funds (cost: $375,003)	379,992
	Total Bonds (cost: $375,003)	379,992

MONEY MARKET INSTRUMENTS (0.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

1,500,729 State Street Institutional Treasury Money Market Fund Premier Class, 1.95%(a)
(cost: $1,501)	1,501
Total Investments (cost: $1,090,356)	$ 1,307,887

5| USAA Target Retirement Funds

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Equity & Alternative	$926,394	$—	$—	$926,394
Bonds:
Fixed-Income Funds	379,992	—	—	379,992
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	1,501	—	—	1,501
Total	$1,307,887	$—	$—	$1,307,887

For the period of January 1, 2018, through September 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2040 FUND

September 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (85.5%)

EQUITY & ALTERNATIVE (85.5%)

934,444	USAA Emerging Markets Fund Institutional Shares	$16,269
33,996,412	USAA Global Managed Volatility Fund Institutional Shares	379,060
3,088,285	USAA Growth Fund Institutional Shares	102,778
5,817,642	USAA International Fund Institutional Shares	189,830
590,783	USAA MSCI Emerging Markets Value Momentum Blend Index ETF(c)	27,242
1,312,882	USAA MSCI International Value Momentum Blend Index ETF	64,153
161,540	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	8,972
1,654,057	USAA MSCI USA Value Momentum Blend Index ETF	88,620
4,906	USAA Precious Metals and Minerals Fund Institutional Shares(b)	53
1,046,266	USAA S&P 500 Index Fund Reward Shares	43,336
1,709,642	USAA Small Cap Stock Fund Institutional Shares	33,988
14,286,403	USAA Target Managed Allocation Fund	166,437
5,782,932	USAA Value Fund Institutional Shares	129,480
	Total Equity & Alternative (cost: $957,975)	1,250,218
	Total Equity Securities (cost: $957,975)	1,250,218

BONDS (14.2%)

FIXED-INCOME FUNDS (14.2%)

76,293	USAA Core Intermediate-Term Bond ETF	3,676
10,797,879	USAA Government Securities Fund Institutional Shares	102,256
2,705,646	USAA High Income Fund Institutional Shares	21,645
4,963,728	USAA Income Fund Institutional Shares	62,642
15,859	USAA Intermediate-Term Bond Fund Institutional Shares	163
1,951,063	USAA Short-Term Bond Fund Institutional Shares	17,677
	Total Fixed-Income Funds (cost: $204,242)	208,059
	Total Bonds (cost: $204,242)	208,059

MONEY MARKET INSTRUMENTS (0.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

4,175,081 State Street Institutional Treasury Money Market Fund Premier Class, 1.95%(a)
(cost: $4,175)	4,175

SHORT-TERM INVESTMENT PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

1,206,500 Invesco Government & Agency Portfolio Institutional Class, 1.92%(a)	1,207
Total Short-Term Investment Purchased with Cash Collateral from Securities
Loaned (cost: $1,207)	1,207
Total Investments (cost: $1,167,599)	$ 1,463,659

7| USAA Target Retirement Funds

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Equity & Alternative	$ 1,250,218	$—	$—	$ 1,250,218
Bonds:
Fixed-Income Funds	208,059	—	—	208,059
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	4,175	—	—	4,175
Short-Term Investment Purchased with Cash Collateral
from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	1,207	—	—	1,207
Total	$1,463,659	$—	$—	$1,463,659

For the period of January 1, 2018, through September 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2050 FUND

September 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (91.1%)

EQUITY & ALTERNATIVE (91.1%)

573,580	USAA Emerging Markets Fund Institutional Shares	$9,986
20,672,580	USAA Global Managed Volatility Fund Institutional Shares	230,499
1,816,898	USAA Growth Fund Institutional Shares	60,466
3,627,953	USAA International Fund Institutional Shares	118,380
357,400	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	16,480
798,656	USAA MSCI International Value Momentum Blend Index ETF	39,026
98,195	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	5,454
1,008,841	USAA MSCI USA Value Momentum Blend Index ETF	54,051
633,406	USAA S&P 500 Index Fund Reward Shares	26,236
1,039,921	USAA Small Cap Stock Fund Institutional Shares	20,674
8,685,649	USAA Target Managed Allocation Fund	101,188
3,428,340	USAA Value Fund Institutional Shares	76,761
	Total Equity & Alternative (cost: $589,151)	759,201
	Total Equity Securities (cost: $589,151)	759,201

BONDS (8.6%)

FIXED-INCOME FUNDS (8.6%)

19,425	USAA Core Intermediate-Term Bond ETF	936
4,365,535	USAA Government Securities Fund Institutional Shares	41,341
454,356	USAA High Income Fund Institutional Shares	3,635
1,633,505	USAA Income Fund Institutional Shares	20,615
12,122	USAA Intermediate-Term Bond Fund Institutional Shares	125
554,159	USAA Short-Term Bond Fund Institutional Shares	5,020
	Total Fixed-Income Funds (cost: $72,271)	71,672
	Total Bonds (cost: $72,271)	71,672

MONEY MARKET INSTRUMENTS (0.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

2,207,995 State Street Institutional Treasury Money Market Fund Premier Class, 1.95%(a)
(cost: $2,208)				2,208
Total Investments (cost: $663,630)				$833,081
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Equity & Alternative	$ 759,201	$—	$—	$759,201
Bonds:
Fixed-Income Funds	71,672	—	—	71,672
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,208	—	—	2,208
Total	$833,081	$—	$—	$833,081

9| USAA Target Retirement Funds

For the period of January 1, 2018, through September 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 10

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2060 FUND

September 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (91.0%)

EQUITY & ALTERNATIVE (91.0%)

78,514	USAA Emerging Markets Fund Institutional Shares	$1,367
2,326,673	USAA Global Managed Volatility Fund Institutional Shares	25,943
199,657	USAA Growth Fund Institutional Shares	6,645
405,253	USAA International Fund Institutional Shares	13,223
46,420	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	2,140
111,468	USAA MSCI International Value Momentum Blend Index ETF	5,447
10,851	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	603
114,935	USAA MSCI USA Value Momentum Blend Index ETF	6,158
80,354	USAA S&P 500 Index Fund Reward Shares	3,328
117,417	USAA Small Cap Stock Fund Institutional Shares	2,334
957,079	USAA Target Managed Allocation Fund	11,150
374,235	USAA Value Fund Institutional Shares	8,379
	Total Equity & Alternative (cost: $76,499)	86,717
	Total Equity Securities (cost: $76,499)	86,717

BONDS (8.4%)

FIXED-INCOME FUNDS (8.4%)

463,604	USAA Government Securities Fund Institutional Shares	4,391
44,497	USAA High Income Fund Institutional Shares	356
198,036	USAA Income Fund Institutional Shares	2,499
793	USAA Intermediate-Term Bond Fund Institutional Shares	8
80,215	USAA Short-Term Bond Fund Institutional Shares	727
	Total Fixed-Income Funds (cost: $8,062)	7,981
	Total Bonds (cost: $8,062)	7,981

MONEY MARKET INSTRUMENTS (0.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

537,412 State Street Institutional Treasury Money Market Fund Premier Class, 1.95%(a)
(cost: $537)				537
Total Investments (cost: $85,098)				$95,235
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Equity & Alternative	$ 86,717	$—	$—	$86,717
Bonds:
Fixed-Income Funds	7,981	—	—	7,981
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	537	—	—	537
Total	$95,235	$—	$—	$95,235

11 | USAA Target Retirement Funds

For the period of January 1, 2018, through September 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 12

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. Additionally, USAA Target Retirement Income Fund (Target Income), USAA Target Retirement 2020 Fund (Target 2020), USAA Target Retirement 2030 Fund (Target 2030), USAA Target Retirement 2040 Fund (Target 2040), USAA Target Retirement 2050 Fund (Target 2050), and USAA Target Retirement 2060 Fund (Target 2060) (collectively, the Funds) qualify as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Funds, which are classified as diversified under the 1940 Act.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

13 | USAA Target Retirement Funds

1.Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2.Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time a fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used.

3.The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Notes to Portfolio of Investments | 14

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At September 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

	Value of Securities on	Non Cash Collateral	Cash Collateral
Fund	Loan	Received	Received

Target 2040	$1,171,000	$—	$1,207,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

At September 30, 2018, the Funds' investments in foreign securities were as listed below:

	Target	Target	Target	Target	Target	Target
	Income	2020	2030	2040	2050	2060

Investments in
foreign securities	7.7%	12.2%	16.9%	20.3%	22.1%	23.3%

As of September 30, 2018, net assets were as follows:

($ in 000s)	Target Income	Target 2020	Target 2030	Target 2040	Target 2050	Target 2060
Net Assets	$340,738	$602,173	$1,307,808	$1,462,860	$833,143	$95,304

E.Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the USAA Funds for the nine-month period ended September 30, 2018:

15 | USAA Target Retirement Funds

						Change
						in net
Target Income:				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)	Distributions	depreciation	12/31/17 9/30/18

Emerging Markets Fund Institutional
Shares	$ 2,198	$ 5,815	$—	$1,544	$—	$ (1,637)	$5,220	$1,510
Flexible Income Fund Institutional
Shares	5	678	5	(28)	—	(12)	713	—(b)
Global Managed Volatility Fund
Institutional Shares	5,202	—	—	—	—	917	29,322	35,441
Government Securities Fund Institutional
Shares	28,545	—	1,311	—	—	(2,101)	74,583	101,027
Growth Fund Institutional Shares	4,154	7,416	—	533	—	519	10,714	8,504
High Income Fund Institutional Shares	1,015	2,925	503	(72)	—	(181)	12,155	9,992
Income Fund Institutional Shares	4,384	4,848	1,685	(208)	—	(2,542)	70,666	67,452
Income Stock Fund Institutional Shares	6	1,665	6	940	—	(952)	1,671	—(b)
Intermediate-Term Bond Fund
Institutional Shares	378	17,361	394	1,060	—	(1,614)	17,537	—(b)
International Fund Institutional Shares	—	9,304	—	2,210	—	(2,398)	25,443	15,951
MSCI Emerging Markets Value
Momentum Blend Index ETF	1,179	—	7	—	—	(231)	1,328	2,276
MSCI International Value Momentum
Blend Index ETF	5,337	—	65	—	—	(300)	1,510	6,547
MSCI USA Small Cap Value Momentum
Blend Index ETF	614	—	4	—	—	56	173	843
MSCI USA Value Momentum Blend
Index ETF	5,607	—	63	—	—	201	2,223	8,031
Real Return Fund Institutional Shares	5	5,507	5	350	—	(369)	5,521	—(b)
S&P 500 Index Fund Reward Shares	1,343	1,704	46	519	—	(162)	3,883	3,879
Short-Term Bond Fund Institutional
Shares	1,577	2,277	911	(26)	—	(529)	50,672	49,417
Small Cap Stock Fund Institutional
Shares	1,611	2,240	—	161	—	382	3,222	3,136
Target Managed Allocation Fund	2,640	8,379	—	457	—	(182)	21,126	15,662
Total Return Strategy Fund Institutional
Shares	1	371	1	(23)	—	(7)	400	—(b)
Value Fund Institutional Shares	3,685	3,871	—	(17)	—	377	10,820	10,994
Total	$69,486	$74,361	$5,006	$7,400	$—	$(10,765)	$348,902	$340,662
						Change
						in net
Target 2020:				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)	Distributions	depreciation	12/31/17 9/30/18
Core Intermediate-Term Bond ETF	$—	$—	$32	$ —	$—	$ (64)	$1,598	$1,534
Emerging Markets Fund Institutional
Shares	3,542	5,715	—	689	—	(1,221)	5,963	3,258
Flexible Income Fund Institutional
Shares	20	2,800	20	(369)	—	176	2,973	—(b)
Global Managed Volatility Fund
Institutional Shares	11,408	—	—	—	—	2,469	80,358	94,235
Government Securities Fund Institutional
Shares	74,147	1,706	1,259	(86)	—	(1,919)	64,280	134,716
Growth Fund Institutional Shares	3,352	18,558	—	3,086	—	65	36,299	24,244
High Income Fund Institutional Shares	1,513	4,367	913	(105)	—	(349)	21,857	18,549
Income Fund Institutional Shares	7,631	16,431	2,329	(728)	—	(3,186)	101,672	88,958
Income Stock Fund Institutional Shares	18	5,942	18	3,363	—	(3,356)	5,917	—(b)

Notes to Portfolio of Investments | 16

						Change
						in net
Target 2020:				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)	Distributions	depreciation	12/31/17 9/30/18

Intermediate-Term Bond Fund
Institutional Shares	$1,013	$ 43,039	$1,013	$5,296	$—	$ (6,685)	$ 43,520	$105
International Fund Institutional Shares	—	17,464	—	5,105	—	(5,739)	65,476	47,378
MSCI Emerging Markets Value
Momentum Blend Index ETF	5,660	—	19	—	—	(738)	1,502	6,424
MSCI International Value Momentum
Blend Index ETF	13,077	—	174	—	—	(851)	3,937	16,163
MSCI USA Small Cap Value Momentum
Blend Index ETF	1,587	—	11	—	—	154	541	2,282
MSCI USA Value Momentum Blend
Index ETF	14,644	—	171	—	—	511	6,647	21,802
Real Return Fund Institutional Shares	9	9,876	9	560	—	(590)	9,897	—(b)
S&P 500 Index Fund Reward Shares	3,703	5,757	124	1,293	—	(301)	11,916	10,854
Short-Term Bond Fund Institutional
Shares	1,600	3,912	918	(43)	—	(524)	51,828	48,949
Small Cap Stock Fund Institutional
Shares	1,621	6,137	—	795	—	680	11,430	8,389
Target Managed Allocation Fund	7,543	16,735	—	778	—	1	50,844	42,431
Total Return Strategy Fund Institutional
Shares	8	1,614	8	(155)	—	21	1,740	—(b)
Value Fund Institutional Shares	2,673	9,483	—	513	—	612	36,660	30,975
Total	$154,769	$169,536	$7,018	$19,992	$—	$(20,834)	$616,855	$601,246
						Change
						in net
Target 2030:			Realized		Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss) Distributions		depreciation	12/31/17 9/30/18

Core Intermediate-Term Bond ETF	$—	$—	$100	$—	$—	$(198)	$4,950	$4,752
Emerging Markets Fund Institutional
Shares	10,853	7,572	—	(303)	—	(1,768)	10,399	11,609
Flexible Income Fund Institutional
Shares	39	4,981	39	(727)	—	260	5,409	—(b)
Global Managed Volatility Fund
Institutional Shares	51,133	—	—	—	—	7,153	223,930	282,216
Government Securities Fund
Institutional Shares	136,065	1,469	1,365	(80)	—	(1,998)	58,527	191,045
Growth Fund Institutional Shares	2,385	48,972	—	8,118	—	1,415	111,770	74,716
High Income Fund Institutional
Shares	1,554	8,716	1,554	36	—	(827)	38,256	30,303
Income Fund Institutional Shares	11,877	21,456	3,015	(894)	—	(4,116)	130,250	115,661
Income Stock Fund Institutional
Shares	51	18,292	51	9,717	—	(9,657)	18,181	—(b)
Intermediate-Term Bond Fund
Institutional Shares	6,540	90,285	1,954	5,778	—	(8,537)	86,730	226
International Fund Institutional
Shares	652	31,985	—	7,202	—	(9,913)	175,304	141,260
MSCI Emerging Markets Value
Momentum Blend Index ETF	19,916	—	62	—	—	(2,485)	2,492	19,923
MSCI International Value
Momentum Blend Index ETF	39,601	—	519	—	—	(2,562)	10,757	47,796
MSCI USA Small Cap Value
Momentum Blend Index ETF	4,706	—	31	—	—	452	1,538	6,696
MSCI USA Value Momentum Blend
Index ETF	44,330	—	514	—	—	1,615	19,676	65,621

17 | USAA Target Retirement Funds

						Change
						in net
Target 2030:				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)	Distributions	depreciation	12/31/17 9/30/18

Precious Metals and Minerals Fund
Institutional Shares	$—	$—	$—	$—	$—	$(14)	$71	$57
Real Return Fund Institutional Shares	12	14,773	12	800	—	(858)	14,819	—(b)
S&P 500 Index Fund Reward Shares	8,330	15,141	384	2,953	—	(127)	36,134	32,149
Short-Term Bond Fund Institutional
Shares	9,311	1,104	584	(22)	—	(310)	30,130	38,005
Small Cap Stock Fund Institutional
Shares	5,364	16,984	—	1,374	—	2,938	32,638	25,330
Target Managed Allocation Fund	21,313	49,927	—	3,493	—	(688)	150,160	124,351
Total Return Strategy Fund
Institutional Shares	27	4,779	27	(432)	—	34	5,150	—(b)
Value Fund Institutional Shares	4,218	24,676	—	1,532	—	2,001	111,595	94,670
Total	$378,277	$361,112	$10,211	$38,545	$—	$(28,190)	$1,278,866	$1,306,386
						Change
						in net
Target 2040:				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)	Distributions	depreciation	12/31/17 9/30/18
Core Intermediate-Term Bond ETF	$—	$—	$77	$—	$—	$(153)	$3,829	$3,676
Emerging Markets Fund Institutional
Shares	13,186	11,132	—	(341)	—	(2,541)	17,097	16,269
Flexible Income Fund Institutional
Shares	26	3,434	26	(469)	—	175	3,702	—(b)
Global Managed Volatility Fund
Institutional Shares	73,366	—	—	—	—	9,539	296,155	379,060
Government Securities Fund
Institutional Shares	79,571	—	627	—	—	(924)	23,609	102,256
Growth Fund Institutional Shares	725	66,603	—	11,042	—	1,884	155,730	102,778
High Income Fund Institutional
Shares	1,271	13,506	1,271	(74)	—	(624)	34,578	21,645
Income Fund Institutional Shares	5,393	3,515	1,478	(62)	—	(2,378)	63,204	62,642
Income Stock Fund Institutional
Shares	71	26,118	71	14,092	—	(13,990)	25,945	—(b)
Intermediate-Term Bond Fund
Institutional Shares	1,277	62,303	1,277	(742)	—	(1,197)	63,128	163
International Fund Institutional
Shares	315	38,743	—	7,860	—	(11,800)	232,198	189,830
MSCI Emerging Markets Value
Momentum Blend Index ETF	26,674	—	86	—	—	(3,504)	4,072	27,242
MSCI International Value
Momentum Blend Index ETF	53,517	—	699	—	—	(3,478)	14,114	64,153
MSCI USA Small Cap Value
Momentum Blend Index ETF	6,237	—	42	—	—	608	2,127	8,972
MSCI USA Value Momentum Blend
Index ETF	59,876	—	695	—	—	2,065	26,679	88,620
Precious Metals and Minerals Fund
Institutional Shares	—	—	—	—	—	(13)	66	53
Real Return Fund Institutional Shares	9	10,533	9	566	—	(605)	10,563	—(b)
S&P 500 Index Fund Reward Shares	9,881	24,074	533	11,654	—	(7,805)	53,680	43,336
Short-Term Bond Fund Institutional
Shares	16,193	—	115	—	—	(16)	1,500	17,677
Small Cap Stock Fund Institutional
Shares	5,208	22,672	—	3,487	—	2,298	45,667	33,988
Target Managed Allocation Fund	28,510	43,968	—	2,935	—	985	177,975	166,437

Notes to Portfolio of Investments | 18

						Change
						in net
Target 2040:			Realized		Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss) Distributions		depreciation	12/31/17 9/30/18

Total Return Strategy Fund
Institutional Shares	$18	$3,931	$18	$(348)	$—	$24	$4,237	$ —(b)
Value Fund Institutional Shares	725	33,335	—	1,924	—	2,925	157,241	129,480
Total	$382,049	$363,867	$7,024	$51,524	$—	$(28,525)	$1,417,096	$1,458,277
						Change
						in net
Target 2050:				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)	Distributions	depreciation	12/31/17 9/30/18

Core Intermediate-Term Bond ETF	$—	$—	$20	$—	$—	$(39)	$975	$936
Emerging Markets Fund Institutional
Shares	7,055	7,032	—	74	—	(1,831)	11,720	9,986
Flexible Income Fund Institutional
Shares	7	844	7	(125)	—	33	929	—(b)
Global Managed Volatility Fund
Institutional Shares	46,644	—	—	—	—	5,772	178,083	230,499
Government Securities Fund Institutional
Shares	35,207	568	205	(21)	—	(288)	7,011	41,341
Growth Fund Institutional Shares	410	43,167	—	7,365	—	500	95,358	60,466
High Income Fund Institutional Shares	2,053	5,892	257	23	—	(160)	7,611	3,635
Income Fund Institutional Shares	1,221	4,317	521	(47)	—	(850)	24,608	20,615
Income Stock Fund Institutional Shares	42	16,089	42	8,589	—	(8,511)	15,969	—(b)
Intermediate-Term Bond Fund
Institutional Shares	450	24,190	450	(337)	—	(376)	24,578	125
International Fund Institutional Shares	4,274	24,663	—	3,342	—	(5,752)	141,179	118,380
MSCI Emerging Markets Value
Momentum Blend Index ETF	15,804	—	52	—	—	(2,131)	2,807	16,480
MSCI International Value Momentum
Blend Index ETF	32,648	—	426	—	—	(2,117)	8,495	39,026
MSCI USA Small Cap Value Momentum
Blend Index ETF	3,790	—	26	—	—	370	1,294	5,454
MSCI USA Value Momentum Blend
Index ETF	36,692	—	424	—	—	1,263	16,096	54,051
Real Return Fund Institutional Shares	6	6,661	6	357	—	(382)	6,680	—(b)
S&P 500 Index Fund Reward Shares	6,485	15,832	331	6,873	—	(4,524)	33,234	26,236
Short-Term Bond Fund Institutional
Shares	5,023	—	22	—	—	(3)	—	5,020
Small Cap Stock Fund Institutional
Shares	7,002	17,775	—	2,736	—	809	27,902	20,674
Target Managed Allocation Fund	19,526	19,200	—	567	—	1,655	98,640	101,188
Total Return Strategy Fund Institutional
Shares	13	2,358	13	(215)	—	18	2,542	—(b)
Value Fund Institutional Shares	410	22,859	—	1,305	—	1,619	96,286	76,761
Total	$224,762	$211,447	$2,802	$30,486	$—	$(14,925)	$801,997	$830,873
						Change
						in net
Target 2060:				Realized	Capital	unrealized
($ in 000s)	Purchase Sales		Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds Income		(Loss)	Distributions depreciation		12/31/17 9/30/18

Emerging Markets Fund Institutional
Shares	$1,304	$1,101	$—	$(13)	$—	$(221)	$1,398	$1,367
Flexible Income Fund Institutional Shares	1	88	1	(10)	—	—*	97	—(b)

19 | USAA Target Retirement Funds

						Change
						in net
Target 2060:				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)	Distributions	depreciation	12/31/17 9/30/18

Global Managed Volatility Fund
Institutional Shares	$8,923	$—	$—	$—	$—	$596	$16,424	$25,943
Government Securities Fund Institutional
Shares	3,295	—	27	—	—	(38)	1,134	4,391
Growth Fund Institutional Shares	1,530	4,843	—	553	—	285	9,120	6,645
High Income Fund Institutional Shares	464	793	24	5	—	(16)	696	356
Income Fund Institutional Shares	779	290	54	(9)	—	(76)	2,095	2,499
Income Stock Fund Institutional Shares	4	1,775	4	335	—	(321)	1,757	—(b)
Intermediate-Term Bond Fund Institutional
Shares	361	2,143	37	(41)	—	(14)	1,845	8
International Fund Institutional Shares	2,741	3,408	—	(106)	—	(231)	14,227	13,223
MSCI Emerging Markets Value Momentum
Blend Index ETF	2,045	—	6	—	—	(235)	330	2,140
MSCI International Value Momentum
Blend Index ETF	4,876	—	48	—	—	(255)	826	5,447
MSCI USA Small Cap Value Momentum
Blend Index ETF	436	—	3	—	—	41	126	603
MSCI USA Value Momentum Blend Index
ETF	4,461	—	48	—	—	154	1,543	6,158
Real Return Fund Institutional Shares	—*	498	—*	26	—	(26)	498	—(b)
S&P 500 Index Fund Reward Shares	2,358	2,876	43	280	—	(35)	3,601	3,328
Short-Term Bond Fund Institutional Shares	727	—	4	—	—	—*	—*	727
Small Cap Stock Fund Institutional Shares	568	1,441	—	104	—	282	2,821	2,334
Target Managed Allocation Fund	3,522	1,782	—	(32)	—	282	9,160	11,150
Total Return Strategy Fund Institutional
Shares	1	154	1	(16)	—	3	166	—(b)
Value Fund Institutional Shares	1,626	2,680	—	17	—	284	9,132	8,379
Total	$40,022	$23,872	$300	$1,093	$—	$459	$76,996	$94,698
* Represents less than $500.

(a)Includes reinvestment of distributions from dividend income and realized gains.

(b)As of the end of the reporting period, the Fund no longer holds the affiliated fund.

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No.

33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

G.Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will

Notes to Portfolio of Investments | 20

evaluate the impact this ASU will have on the financial statements and other disclosures.

H. Subsequent event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the

Funds, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Funds, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds' Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.

SPECIFIC NOTES

(a)Rate represents the money market fund annualized seven-day yield at September 30, 2018.

(b)Non-income-producing security.

(c)The security, or a portion thereof, was out on loan as of September 30, 2018.

21 | USAA Target Retirement Funds

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA ULTRA SHORT-TERM BOND FUND

SEPTEMBER 30, 2018

(Form N-Q)

94426-1118	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Ultra Short-Term Bond Fund

September 30, 2018 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (97.6%)

ASSET-BACKED SECURITIES (17.5%)

Financials (17.5%)

Asset-Backed Financing (16.7%)

$2,600	AmeriCredit Automobile Receivables Trust	3.13%	10/08/2020 $	2,605
721	ARI Fleet Lease Trust(a)	1.91	4/15/2026	716
1,000	ARI Fleet Lease Trust(a)	2.28	4/15/2026	982
1,000	Avis Budget Rental Car Funding
	AESOP, LLC(a)	3.75	7/20/2020	1,002
676	Avis Budget Rental Car Funding
	AESOP, LLC(a)	2.50	2/20/2021	671
792	California Republic Auto Receivables
	Trust	2.34	4/15/2020	791
2,000	Canadian Pacer Auto Receivables Trust(a)	2.05	3/19/2021	1,986
1,350	CarMax Auto Owner Trust	2.17	10/15/2020	1,346
464	Credit Acceptance Auto Loan Trust(a)	4.29	11/15/2024	467
1,000	Credit Acceptance Auto Loan Trust(a)	2.65	6/15/2026	989
2,000	Dell Equipment Finance Trust(a)	3.24	7/22/2022	2,002
2,000	Enterprise Fleet Financing, LLC(a)	2.04	2/22/2022	1,976
1,978	Exeter Automobile Receivables Trust(a)	4.93	12/15/2020	1,985
2,000	Exeter Automobile Receivables Trust(a)	5.83	12/15/2021	2,043
1,768	Exeter Automobile Receivables Trust(a)	2.90	1/18/2022	1,768
476	Exeter Automobile Receivables Trust(a)	3.46	10/17/2022	476
1,000	Great America Leasing Receivables
	Funding, LLC(a)	2.06	6/22/2020	995
1,000	Great America Leasing Receivables
	Funding, LLC(a)	2.36	1/20/2023	987
2,000	Holmes Master Issuer plc (3 mo. LIBOR +
	0.36%)(a)	2.70(b)	10/15/2054	1,999
1,500	Huntington Auto Trust "B"	1.95	6/15/2021	1,499
1,420	Huntington Auto Trust "C"	2.15	6/15/2021	1,419
1,000	Hyundai Auto Receivables Trust	3.14	6/17/2024	992
2,000	Master Credit Card Trust "A"(a)	2.26	7/21/2021	1,980
272	NP SPE II, LLC(a)	3.37	10/21/2047	266
2,000	OSCAR U.S. Funding Trust IX, LLC(a)	3.15	8/10/2021	2,001
1,500	OSCAR U.S. Funding Trust VIII, LLC(a)	3.23	5/10/2022	1,495
1,561	Prestige Auto Receivables Trust(a)	2.40	4/15/2021	1,560
1,000	Prestige Auto Receivables Trust(a)	3.05	4/15/2021	1,000
587	Santander Drive Auto Receivables Trust	2.74	12/15/2021	587
2,000	Santander Retail Auto Lease Trust(a)	2.22	1/20/2021	1,981
1,493	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	1,475
881	Securitized Term Auto Receivables
	Trust(a)	1.52	3/25/2020	878
788	Securitized Term Auto Receivables
	Trust(a)	1.89	8/25/2020	785
2,000	Synchrony Credit Card Master Note Trust
	"C"	2.56	6/15/2023	1,964
1,347	TCF Auto Receivables Owner Trust(a)	2.55	4/15/2021	1,346
1,000	Volvo Financial Equipment, LLC(a)	1.92	3/15/2021	992
245	Wheels SPV, LLC(a)	1.59	5/20/2025	244

1| USAA Ultra Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$2,000	Wheels SPV, LLC(a)	1.87%	5/20/2025 $	1,979
				50,229

Other Asset-Backed Securities (0.8%)

1,950	BCC Funding XIII, LLC(a)	4.78	8/20/2022	1,983
513	BCC Funding XIV, LLC(a)	2.20	2/20/2019	512
				2,495
	Total Financials			52,724
	Total Asset-Backed Securities (cost: $52,970)			52,724

COLLATERALIZED LOAN OBLIGATIONS (3.5%)

Financials (3.5%)

2,000	CIFC Funding Ltd. (3 mo. LIBOR +
	0.86%)(a)	3.20(b)	10/25/2027	1,995
1,000	CIFC Funding Ltd. (3 mo. LIBOR +
	0.8%)(a)	3.15(b)	1/20/2028	994
2,000	Madison Park Funding XI Ltd. (3 mo.
	LIBOR + 1.16%)(a)	3.51(b)	7/23/2029	2,001
1,500	Octagon Investment Partners 25 Ltd. (3
	mo. LIBOR + 0.8%)(a)	3.15(b)	10/20/2026	1,492
1,500	Palmer Square Loan Funding 2018-2 Ltd.
	(3 mo. LIBOR + 0.65%)(a)	3.01(b)	7/15/2026	1,489
500	Palmer Square Loan Funding 2018-2 Ltd.
	(3 mo. LIBOR + 1.05%)(a)	3.41(b)	7/15/2026	495
2,000	Sound Point X Ltd. (3 mo. LIBOR +
	0.89%)(a)	3.24(b)	1/20/2028	1,997
	Total Financials			10,463
	Total Collateralized Loan Obligations (cost: $10,491)			10,463

COMMERCIAL MORTGAGE SECURITIES (3.8%)

Financials (3.8%)

Commercial Mortgage-Backed Securities (3.6%)

1,545	CGBAM Commercial Mortgage Trust	3.21	4/10/2028	1,540
1,700	Commercial Mortgage Trust (1 mo. LIBOR
	+ 1.60%)(a)	3.75(b)	2/13/2032	1,705
553	Commercial Mortgage Trust	5.93(c)	7/10/2038	554
2,800	FREMF Mortgage Trust (a)	5.54(c)	12/25/2046	2,866
1,575	FREMF Mortgage Trust (a)	3.09(c)	10/25/2047	1,571
401	GS Mortgage Securities Trust	1.51	9/10/2047	399
411	LSTAR Commercial Mortgage Trust (a)	2.42	3/10/2050	404
2,000	Morgan Stanley Capital Trust "A" (3 mo.
	LIBOR + 0.7%)(a)	2.86(b)	11/15/2034	1,999
				11,038

Interest-Only Commercial Mortgage Backed Securities (0.2%)

25,216	GS Mortgage Securities Trust (a),(d),(e)	0.82(c)	3/10/2044	326
10,688	JPMBB Commercial Mortgage Securities
	Trust (d),(e)	1.28(c)	4/15/2047	202
				528
	Total Financials			11,566
	Total Commercial Mortgage Securities (cost: $11,296)			11,566

CORPORATE OBLIGATIONS (46.5%)

Communication Services (0.2%)

Integrated Telecommunication Services (0.2%)

764 AT&T, Inc. (1 mo. LIBOR + 1.13%) (f)	3.29	12/14/2020	764

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Consumer Discretionary (3.3%)

Apparel, Accessories & Luxury Goods (0.2%)

$420 Phillips-Van Heusen Corp. (1 mo. LIBOR
+ 1.50%) (f)	3.66%	5/19/2021 $	421

Automobile Manufacturers (2.3%)

2,000	Ford Motor Credit Co., LLC (3 mo. LIBOR
	+ 0.43%)	2.78(b)	11/02/2020	1,984
2,000	General Motors Co. (3 mo. LIBOR +
	0.80%)	3.14(b)	8/07/2020	2,007
2,000	Hyundai Capital America (a)	2.75	9/18/2020	1,962
1,000	Nissan Motor Acceptance Corp. (a)	2.55	3/08/2021	977
				6,930

Automotive Retail (0.3%)

1,000 AutoZone, Inc.	4.00	11/15/2020	1,013

Broadcasting (0.2%)

500 Discovery Communications, LLC (1 mo.
LIBOR + 1.50%) (f)	3.79	9/20/2019	496

Cable & Satellite (0.3%)

1,000 Time Warner Cable, LLC	5.00	2/01/2020	1,021
Total Consumer Discretionary			9,881

Consumer Staples (0.3%)

Food Retail (0.3%)

1,000 Kraft Heinz Foods Co. (3 mo. LIBOR +
0.57%)	2.91(b)	2/10/2021	1,001

Energy (7.9%)

Oil & Gas Exploration & Production (1.6%)

2,795	Anadarko Petroleum Corp.	4.85	3/15/2021	2,874
2,000	Devon Energy Corp.	4.00	7/15/2021	2,020
				4,894

Oil & Gas Refining & Marketing (0.8%)

2,480 EnLink Midstream Partners, LP	2.70	4/01/2019	2,472

Oil & Gas Storage & Transportation (5.5%)

1,500	Andeavor Logistics, LP / Tesoro Logistics
	Finance Corp.	5.50	10/15/2019	1,530
2,138	Andeavor Logistics, LP / Tesoro Logistics
	Finance Corp.	3.50	12/01/2022	2,107
780	Columbia Pipeline Group, Inc.	3.30	6/01/2020	779
580	DCP Midstream Operating, LP	2.70	4/01/2019	581
1,899	DCP Midstream Operating, LP (a)	5.35	3/15/2020	1,946
1,000	Enable Midstream Partners, LP	2.40	5/15/2019	996
2,000	Enable Oklahoma Intrastate
	Transmission, LLC (a)	6.25	3/15/2020	2,058
1,000	Enbridge Energy Partners, LP	5.20	3/15/2020	1,025
1,285	Energy Transfer Equity, LP	7.50	10/15/2020	1,378
2,000	NuStar Logistics, LP	4.80	9/01/2020	2,023
2,000	Rockies Express Pipeline, LLC (a)	5.63	4/15/2020	2,065
				16,488
	Total Energy			23,854

3| USAA Ultra Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Financials (15.2%)

Asset Management & Custody Banks (0.8%)

$ 2,500 FS Investment Corp.4.00% 7/15/2019 $ 2,510

Consumer Finance (1.4%)

3,000	Ally Financial, Inc.	3.50	1/27/2019	3,004
720	Capital One Financial Corp. (3 mo. LIBOR
	+ 0.45%)	2.79(b)	10/30/2020	719
500	Navient Corp.	5.50	1/15/2019	503
				4,226

Diversified Banks (3.6%)

2,000	Bank of America Corp. (3 mo. LIBOR +
	0.66%)	3.01(b)	7/21/2021	2,012
1,885	Citigroup, Inc. (3 mo. LIBOR + 0.69%) (g)	3.03(b)	10/27/2022	1,887
2,000	Citizens Bank, N.A.	2.20	5/26/2020	1,962
2,000	J.P.Morgan Chase & Co. (3 mo. LIBOR +
	0.68%)	3.00(b)	6/01/2021	2,012
3,000	Wells Fargo & Co.	2.55	12/07/2020	2,953
				10,826

Investment Banking & Brokerage (1.3%)

1,000	Goldman Sachs Group, Inc. (3 mo. LIBOR
	+ 0.78%)	3.12(b)	10/31/2022	1,005
3,000	Morgan Stanley (3 mo. LIBOR + 0.55%)	2.89(b)	2/10/2021	3,010
				4,015

Life & Health Insurance (1.0%)

1,350	Jackson National Life Global Funding (a)	2.60	12/09/2020	1,326
535	Protective Life Global Funding (a)	2.70	11/25/2020	528
1,000	Protective Life Global Funding (3 mo.
	LIBOR + 0.52%) (a)	2.91(b)	6/28/2021	1,002
				2,856

Multi-Line Insurance (1.0%)

3,000 Assurant, Inc. (3 mo. LIBOR + 1.25%)	3.62(b)	3/26/2021	3,006

Other Diversified Financial Services (0.3%)

1,000 Citibank, N.A. (3 mo. LIBOR + 0.57%)	2.92(b)	7/23/2021	1,006

Regional Banks (5.8%)

2,000	BB&T Corp.	5.25	11/01/2019	2,047
1,000	CIT Group, Inc.	5.38	5/15/2020	1,030
1,000	CIT Group, Inc.	4.13	3/09/2021	1,003
2,470	Compass Bank	2.75	9/29/2019	2,463
2,740	Huntington National Bank	2.40	4/01/2020	2,705
2,075	KeyCorp	2.90	9/15/2020	2,062
3,000	Manufacturers & Traders Trust Co. (3 mo.
	LIBOR + 0.64%)	2.96(b)	12/01/2021	2,995
1,000	MUFG Americas Holdings Corp.	2.25	2/10/2020	987
2,000	SunTrust Banks, Inc. (3 mo. LIBOR +
	0.80%)	3.12(b)	5/29/2019	2,013
				17,305
	Total Financials			45,750

Health Care (3.9%)

Biotechnology (0.7%)

2,000 Amgen, Inc.	3.45	10/01/2020	2,011

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Health Care Equipment (0.7%)

$1,700	Becton Dickinson & Co.	2.40%	6/05/2020	$1,675
529	Zimmer Holdings, Inc. (1 mo. LIBOR +
	1.38%) (f)	3.62	5/29/2019	529
				2,204

Health Care Facilities (1.1%)

2,353	HCA Inc. (1 mo. LIBOR + 1.50%) (f)	3.74	6/10/2020	2,363
1,000	HCA, Inc.	6.50	2/15/2020	1,043
				3,406

Health Care Services (0.7%)

2,275 Express Scripts, Inc. (1 mo. LIBOR +
1.13%) (f)	3.20	4/28/2020	2,269

Pharmaceuticals (0.7%)

2,000 Shire Acquisitions Investments Ireland
Designated Activity Co.	1.90	9/23/2019	1,979
Total Health Care			11,869

Industrials (2.8%)

Aerospace & Defense (0.6%)

1,000	Arconic, Inc.	5.40	4/15/2021	1,033
694	Rockwell Collins, Inc. (1 mo. LIBOR +
	1.25%) (f)	3.40	12/16/2019	692
				1,725

Agriculture & Farm Machinery (0.1%)

500 CNH Industrial Capital, LLC	3.38	7/15/2019	501

Airlines (0.2%)

567 Continental Airlines, Inc. Pass-Through
Trust "B"	6.25	10/11/2021	582

Construction Machinery & Heavy Trucks (0.7%)

2,083 Wabtec Corp. (3 mo. LIBOR + 1.05%) (g)	3.38(b)	9/15/2021	2,087

Trading Companies & Distributors (0.3%)

1,000 International Lease Finance Corp.	6.25	5/15/2019	1,020

Trucking (0.9%)

640	Penske Truck Leasing Co., LP / PTL
	Finance Corp. (a)	3.20	7/15/2020	637
2,000	Ryder System, Inc.	2.50	5/11/2020	1,976
				2,613
	Total Industrials			8,528

Information Technology (2.4%)

Data Processing & Outsourced Services (0.7%)

1,947 First Data Corp. (1 mo. LIBOR + 1.75%) (f)	3.96	6/02/2020	1,950

Electronic Equipment & Instruments (0.3%)

1,000 FLIR Systems, Inc.	3.13	6/15/2021	985

Systems Software (0.5%)

1,500 Symantec Corp. (1 mo. LIBOR +
1.50%) (f)	3.69	7/28/2019	1,497

5| USAA Ultra Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Technology Hardware, Storage, & Peripherals (0.9%)

$2,000	Dell International, LLC (3 mo. LIBOR +
	1.75%) (f),(h)	—%(i)	9/07/2021	$2,003
681	Dell, Inc. (1 mo. LIBOR + 1.50%) (f)	3.75	12/31/2018	682
				2,685
	Total Information Technology			7,117

Materials (3.8%)

Commodity Chemicals (0.7%)

2,145 INVISTA Finance, LLC (a)	4.25	10/15/2019	2,153

Construction Materials (1.0%)

2,000	Vulcan Materials Co. (3 mo. LIBOR +
	0.60%)	2.93(b)	6/15/2020	2,006
1,000	Vulcan Materials Co. (3 mo. LIBOR +
	0.65%)	2.97(b)	3/01/2021	1,004
				3,010

Diversified Chemicals (0.8%)

2,065	Ei Du Pont De Nemours & Co.	2.20	5/01/2020	2,038
227	Huntsman International, LLC	4.88	11/15/2020	232
				2,270

Fertilizers & Agricultural Chemicals (0.3%)

1,000 Mosaic Co.	3.25	11/15/2022	977

Specialty Chemicals (0.7%)

2,000 Sherwin-Williams Co.	2.25	5/15/2020	1,971

Steel (0.3%)

1,000 Carpenter Technology Corp.	5.20	7/15/2021	1,019
Total Materials			11,400

Real Estate (5.3%)

Real Estate Operating Companies (1.1%)

3,500 MOBR-04, LLC (LOC - Compass Bank)	3.22	9/01/2024	3,500

REITs - Health Care (2.2%)

3,000	Sabra Health Care Ltd. (1 mo. LIBOR +
	1.45%) (f)	3.69	8/17/2020	2,985
2,340	Senior Housing Properties Trust	3.25	5/01/2019	2,339
500	Senior Housing Properties Trust	6.75	4/15/2020	514
765	Ventas Realty, LP / Ventas Capital Corp.	2.70	4/01/2020	759
				6,597

REITs - Office (1.1%)

2,000	Select Income	3.60	2/01/2020	1,990
1,333	SL Green Operating Partnership, LP	3.25	10/15/2022	1,294
				3,284

REITs - Retail (0.9%)

2,000	National Retail Properties, Inc.	5.50	7/15/2021	2,110
500	Regency Centers, LP	4.80	4/15/2021	511
				2,621
	Total Real Estate			16,002

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Utilities (1.4%)

Electric Utilities (1.1%)

$990	DPL, Inc.	6.75%	10/01/2019 $	1,020
1,167	Mississippi Power Co. (3 mo. LIBOR +
	0.65%)	3.05(b)	3/27/2020	1,167
1,000	NextEra Energy Capital Holdings, Inc.	2.70	9/15/2019	997
				3,184

Multi-Utilities (0.3%)

1,000 Dominion Energy, Inc.	2.96	7/01/2019	1,000
Total Utilities			4,184
Total Corporate Obligations (cost: $141,063)			140,350

EURODOLLAR AND YANKEE OBLIGATIONS (25.3%)

Consumer Discretionary (0.5%)

Automobile Manufacturers (0.5%)

1,390 Daimler Finance, N.A., LLC (3 mo. LIBOR
+ 0.45%) (a)	2.76(b)	2/22/2021	1,391

Energy (1.5%)

Integrated Oil & Gas (0.8%)

2,500 Petrobras Global Finance B.V. (3 mo.
LIBOR + 2.14%)	4.48(b)	1/15/2019	2,506

Oil & Gas Equipment & Services (0.7%)

2,000 Schlumberger Finance Canada Ltd. (a)	2.20	11/20/2020	1,954
Total Energy			4,460

Financials (16.9%)

Diversified Banks (12.8%)

2,000	ABN AMRO Bank N.V. (3 mo. LIBOR +
	0.41%) (a)	2.75(b)	1/19/2021	2,002
800	ANZ New Zealand International Ltd. (3
	mo. LIBOR + 1.01%) (a)	3.35(b)	7/28/2021	811
1,000	Australia & New Zealand Banking
	Group Ltd. (3 mo. LIBOR + 0.40%)	2.72(b)	12/03/2019	999
1,250	Australia & New Zealand Banking
	Group Ltd. (3 mo. LIBOR + 0.46%)	2.77(b)	5/17/2021	1,253
1,700	Bank of Nova Scotia	2.05	6/05/2019	1,692
3,000	Commonwealth Bank of Australia (3 mo.
	LIBOR + 0.83%) (a)	3.15(b)	9/06/2021	3,039
2,500	Cooperatieve Rabobank U.A. (3 mo.
	LIBOR + 0.48%)	2.81(b)	1/10/2023	2,496
2,000	Credit Agricole S.A. (3 mo. LIBOR +
	1.02%) (a)	3.36(b)	4/24/2023	2,005
1,000	Credit Suisse Group Funding
	Guernsey Ltd.	2.75	3/26/2020	991
700	Credit Suisse Group Funding
	Guernsey Ltd. (3 mo. LIBOR + 2.29%)	4.62(b)	4/16/2021	727
2,000	HSBC Holdings plc (3 mo. LIBOR + 0.6%)	2.92(b)	5/18/2021	2,004
1,000	ING Bank N.V. (3 mo. LIBOR + 0.69%) (a)	3.09(b)	10/01/2019	1,004
1,000	Mitsubishi UFJ Financial Group, Inc. (3
	mo. LIBOR + 0.65%)	2.98(b)	7/26/2021	1,005
1,000	National Australia Bank Ltd. (3 mo. LIBOR
	+ 0.6%) (a)	2.94(b)	4/12/2023	1,001
3,000	Royal Bank of Canada	1.88	2/05/2020	2,954
2,000	Santander UK plc (3 mo. LIBOR + 0.62%)	2.94(b)	6/01/2021	2,013
2,000	Skandinaviska Enskilda Banken AB (3
	mo. LIBOR + 0.43%) (a)	2.74(b)	5/17/2021	2,004

7| USAA Ultra Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$2,000	Stadshypotek AB	1.88%	10/02/2019 $	1,979
1,000	Standard Chartered plc (a)	3.05	1/15/2021	986
2,000	Standard Chartered plc (3 mo. LIBOR +
	1.15%) (a),(h)	3.56(b)	1/20/2023	2,008
1,500	Svenska Handelsbanken AB (3 mo.
	LIBOR + 1.15%)	3.55(b)	3/30/2021	1,530
2,000	Toronto-Dominion Bank (a)	2.25	3/15/2021	1,954
2,000	Westpac Banking Corp. (3 mo. LIBOR +
	0.85%)	3.17(b)	8/19/2021	2,029
				38,486

Diversified Capital Markets (2.1%)

3,000	Deutsche Bank AG (3 mo. LIBOR +
	0.97%)	3.31(b)
2,000	UBS Group Funding Switzerland AG (3
	mo. LIBOR + 1.78%) (a)	4.12(b)
1,425	UBS Group Funding Switzerland AG (a)	3.00

Other Diversified Financial Services (0.7%)

2,000 ING Bank N.V. (3 mo. LIBOR + 0.88%) (a)	3.19(b)

7/13/20202,989

4/14/20212,063

4/15/20211,405

6,457

8/15/20212,021

Property & Casualty Insurance (0.6%)

2,000 Suncorp-Metway Ltd. (a)	2.38	11/09/2020	1,950

Real Estate Services (0.7%)

2,000 Prologis International Funding II S.A. (a)	4.88	2/15/2020	2,029
Total Financials			50,943

Health Care (0.3%)

Pharmaceuticals (0.3%)

1,000 Bayer U.S. Finance II, LLC (3 mo. LIBOR
+ 0.63%) (a)	3.00(b)	6/25/2021	1,004

Industrials (3.0%)

Aerospace & Defense (1.0%)

1,000	BAE Systems Holdings, Inc. (a)	2.85	12/15/2020	987
2,122	Dae Funding, LLC (a)	4.00	8/01/2020	2,104
				3,091

Industrial Conglomerates (1.3%)

2,000	CK Hutchison International II Ltd. (a)	2.25	9/29/2020	1,955
2,000	Hutchison Whampoa International 11
	Ltd. (a)	4.63	1/13/2022	2,054
				4,009

Marine (0.3%)

1,000 A.P. Moller - Maersk A/S (a)	2.55	9/22/2019	992

Trading Companies & Distributors (0.4%)

1,000 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	5.00	10/01/2021	1,029
Total Industrials			9,121

Materials (2.5%)

Commodity Chemicals (0.6%)

1,000	Braskem Finance Ltd. (a)	5.75	4/15/2021	1,032
1,000	Braskem Netherlands Finance B.V. (a)	3.50	1/10/2023	957
				1,989

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Diversified Metals & Mining (0.7%)

$1,000	Glencore Funding, LLC (3 mo. LIBOR +
	1.36%) (a)	3.70%(b)	1/15/2019	$1,002
1,000	Glencore Funding, LLC (a)	3.13	4/29/2019	998
				2,000

Fertilizers & Agricultural Chemicals (0.7%)

2,000 Syngenta Finance N.V. (a)	3.70	4/24/2020	1,996

Steel (0.5%)

500	ArcelorMittal	5.13	6/01/2020	512
1,000	Vale Overseas Ltd. (g)	5.88	6/10/2021	1,055
				1,567
	Total Materials			7,552

Real Estate (0.6%)

REITs - Retail (0.6%)

1,000	Scentre Group Trust (a)	2.38	11/05/2019	989
1,000	Scentre Group Trust (a)	2.38	4/28/2021	966
	Total Real Estate			1,955
	Total Eurodollar and Yankee Obligations (cost: $76,832)			76,426

MUNICIPAL OBLIGATIONS (1.0%)

Michigan (0.7%)

2,000 Clintondale Community Schools	2.61	5/01/2021	1,975

Wisconsin (0.3%)

1,000 Public Finance Auth. (LOC - Citizens
Financial Group)	2.75	6/01/2020	979
Total Municipal Obligations (cost: $3,000)			2,954
Total Bonds (cost: $295,652)			294,483

MONEY MARKET INSTRUMENTS (3.3%)

COMMERCIAL PAPER (3.3%)

2,000	CNH Industrial Capital, LLC (a)	2.50	10/03/2018	2,000
2,500	Energy Transfer Partners (a)	2.80	10/04/2018	2,499
2,000	Energy Transfer Partners (a)	2.95	10/10/2018	1,999
3,300	Tyco Electronics Group S.A. (a)	2.30	10/01/2018	3,300
	Total Commercial Paper (cost: $9,798)			9,798

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)

97,073 State Street Institutional Treasury Money Market Fund Premier Class, 1.95%(j)
(cost: $97)	97
Total Money Market Instruments (cost: $9,895)	9,895
Total Investments (cost: $305,547)	$304,378

9| USAA Ultra Short-Term Bond Fund

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$ —	$52,724	$—	$52,724
Collateralized Loan Obligations	—	10,463	—	10,463
Commercial Mortgage Securities	—	11,566	—	11,566
Corporate Obligations	—	140,350	—	140,350
Eurodollar and Yankee Obligations	—	76,426	—	76,426
Municipal Obligations	—	2,954	—	2,954
Money Market Instruments:
Commercial Paper	—	9,798	—	9,798
Government & U.S. Treasury Money Market
Funds	97	—	—	97
Total	$97	$304,281	$—	$304,378

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2018, through September 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Ultra Short-Term Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean

11 | USAA Ultra Short-Term Bond Fund

between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

4.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and

Notes to Portfolio of Investments | 12

105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At September 30, 2018, the Fund had no securities on loan.

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $301,624,000 at September 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 32.5% of net assets at September 30, 2018.

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No.

33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

G.Upcoming Accounting Pronouncements

In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is

13 | USAA Ultra Short-Term Bond Fund

anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

H. Subsequent event

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the

Funds, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Funds, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds' Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and

Notes to Portfolio of Investments | 14

varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR	London Interbank Offered Rate
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2018.

(c)Stated interest rates may change slightly over time as underlying mortgages paydown.

15 | USAA Ultra Short-Term Bond Fund

(d)Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(e)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(f)Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(g)At September 30, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(h)Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(i)The senior loan will settle after September 30, 2018, at which time the interest rate will be determined.

(j)Rate represents the money market fund annualized seven-day yield at September 30, 2018.

Notes to Portfolio of Investments | 16

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended SEPTEMBER 30, 2018

By:	/S/ KRISTEN MILLAN
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Signature and Title: Kristen Millan, Assistant Secretary
Date:	11/26/2018
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
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Signature and Title: Daniel S. McNamara, President
Date:	11/26/2018
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By:	/S/ JAMES K. DE VRIES
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Signature and Title: James K. De Vries, Treasurer
Date:	11/26/2018
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